UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

(formerly Fidelity Equity Sector
Central Investment Portfolios)

Consumer Discretionary Central Fund
Consumer Staples Central Fund
Energy Central Fund
Financials Central Fund
Health Care Central Fund
Industrials Central Fund
Information Technology Central Fund
Materials Central Fund
Telecom Services Central Fund
Utilities Central Fund

Annual Report

September 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-ANN-1107 477481.1.0
1.831584.101

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Consumer Discretionary	.0026%
Actual		$ 1,000.00	$ 979.80	$ .01
Hypothetical A		$ 1,000.00	$ 1,025.06	$ .01
Consumer Staples	.0132%
Actual		$ 1,000.00	$ 1,122.80	$ .07
Hypothetical A		$ 1,000.00	$ 1,025.00	$ .07
Energy	.0036%
Actual		$ 1,000.00	$ 1,251.40	$ .02
Hypothetical A		$ 1,000.00	$ 1,025.05	$ .02
Financials	.0032%
Actual		$ 1,000.00	$ 997.10	$ .02
Hypothetical A		$ 1,000.00	$ 1,025.05	$ .02
Health Care	.0125%
Actual		$ 1,000.00	$ 1,102.20	$ .07
Hypothetical A		$ 1,000.00	$ 1,025.01	$ .06
Industrials	.0025%
Actual		$ 1,000.00	$ 1,183.80	$ .01
Hypothetical A		$ 1,000.00	$ 1,025.06	$ .01
Information Technology	.0101%
Actual		$ 1,000.00	$ 1,189.60	$ .06
Hypothetical A		$ 1,000.00	$ 1,025.02	$ .05
Materials	.0029%
Actual		$ 1,000.00	$ 1,170.90	$ .02
Hypothetical A		$ 1,000.00	$ 1,025.05	$ .01
Telecom Services	.0035%
Actual		$ 1,000.00	$ 1,152.20	$ .02
Hypothetical A		$ 1,000.00	$ 1,025.05	$ .02
Utilities	.0018%
Actual		$ 1,000.00	$ 1,021.90	$ .01
Hypothetical A		$ 1,000.00	$ 1,025.06	$ .01

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Consumer Discretionary Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Consumer Discretionary Central Fund	7.87%	19.46%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Consumer Discretionary Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Consumer Discretionary Index performed over the same period.

Annual Report

Fidelity Consumer Discretionary Central Fund

Management's Discussion of Fund Performance

Comments from John Harris, who became Portfolio Manager of Fidelity® Consumer Discretionary Central Fund on April 11, 2007

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

For the 12 months ending September 30, 2007, the fund returned 7.87%, lagging both the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Consumer Discretionary Index, which returned 9.16%, and the S&P 500®. Fund performance relative to its sector index was dragged down by several stocks that had been strong performers for much of 2006, including women's apparel retailer Coldwater Creek and department store chain Macy's. Coldwater Creek lost market share to rivals and was sold from the fund. A change in business strategy led the market to lose faith in Macy's efforts to improve sales and profits. The stock sank, and I significantly reduced our position. Prior to June 2007, Macy's stock was listed as Federated Department Stores. Relative performance also suffered when the fund largely missed a surge in index component Amazon.com's stock price. Skechers' stock retreated because the footwear maker's expenses rose as it ramped up production to meet strong demand. Not owning Garmin, a maker of global positioning system (GPS) devices, hurt results as the index component's stock rose sharply. On the positive side, shares in Deckers Outdoor performed well after the footwear maker expanded the market for Uggs, which had been a women's-only, winter-only product. Fashion retailer Polo Ralph Lauren was buoyed by enthusiasm about the upcoming launch of its "American Living" brand at JCPenney stores. RadioShack's share price appreciated as a new management team cut costs at the electronics retailer, and department store chain Saks also was a strong contributor. By period end I had sold Polo Ralph Lauren, RadioShack and Saks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Time Warner, Inc.	6.0	5.0
Target Corp.	5.9	3.1
McDonald's Corp.	5.6	3.3
Comcast Corp. Class A	4.1	4.9
Home Depot, Inc.	3.6	0.9
News Corp. Class A	3.0	6.2
Staples, Inc.	3.0	2.6
Lowe's Companies, Inc.	2.9	0.5
The Walt Disney Co.	2.6	0.5
Coach, Inc.	2.6	2.5
	39.3
Top Industries (% of fund's net assets)
As of September 30, 2007
Media 27.7%
Specialty Retail 20.7%
Hotels, Restaurants & Leisure 14.9%
Multiline Retail 10.8%
Textiles, Apparel & Luxury Goods 6.2%
All Others* 19.7%

As of March 31, 2007
Media 24.7%
Multiline Retail 20.2%
Specialty Retail 18.8%
Hotels, Restaurants & Leisure 14.6%
Textiles, Apparel & Luxury Goods 11.5%
All Others* 10.2%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Consumer Discretionary Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AUTO COMPONENTS - 1.9%
Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	113,600	$ 13,417,296
AUTOMOBILES - 2.6%
Automobile Manufacturers - 1.9%
General Motors Corp. (d)	229,700	8,429,990
Renault SA	16,100	2,333,053
Toyota Motor Corp. sponsored ADR	23,600	2,757,896
		13,520,939
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc. (d)	102,700	4,745,767
TOTAL AUTOMOBILES		18,266,706
COMPUTERS & PERIPHERALS - 0.0%
Computer Hardware - 0.0%
Hewlett-Packard Co.	619	30,820
DIVERSIFIED CONSUMER SERVICES - 1.8%
Education Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	125,300	7,536,795
Specialized Consumer Services - 0.8%
Sotheby's Class A (ltd. vtg.) (d)	117,600	5,620,104
TOTAL DIVERSIFIED CONSUMER SERVICES		13,156,899
FOOD & STAPLES RETAILING - 2.8%
Food Retail - 0.7%
Susser Holdings Corp.	244,298	5,191,333
Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	237,900	14,599,923
TOTAL FOOD & STAPLES RETAILING		19,791,256
HOTELS, RESTAURANTS & LEISURE - 14.9%
Casinos & Gaming - 4.3%
International Game Technology	357,500	15,408,250
Las Vegas Sands Corp. (a)(d)	66,100	8,819,062
Penn National Gaming, Inc. (a)	113,868	6,720,489
		30,947,801
Hotels, Resorts & Cruise Lines - 5.0%
Accor SA	93,700	8,318,945
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - continued
Carnival Corp. unit	179,800	$ 8,707,714
Hilton Hotels Corp.	245,300	11,403,997
Home Inns & Hotels Management, Inc. ADR (d)	56,800	1,976,640
Starwood Hotels & Resorts Worldwide, Inc.	84,900	5,157,675
		35,564,971
Restaurants - 5.6%
McDonald's Corp.	732,658	39,907,881
TOTAL HOTELS, RESTAURANTS & LEISURE		106,420,653
HOUSEHOLD DURABLES - 1.5%
Homebuilding - 0.8%
D.R. Horton, Inc.	98,400	1,260,504
Toll Brothers, Inc. (a)(d)	205,100	4,099,949
		5,360,453
Household Appliances - 0.7%
The Stanley Works	31,200	1,751,256
Whirlpool Corp.	39,900	3,555,090
		5,306,346
TOTAL HOUSEHOLD DURABLES		10,666,799
INTERNET & CATALOG RETAIL - 3.4%
Catalog Retail - 1.2%
Liberty Media Corp. - Interactive Series A (a)	437,200	8,398,612
Internet Retail - 2.2%
Amazon.com, Inc. (a)	94,200	8,774,730
Blue Nile, Inc. (a)	64,761	6,095,305
Orbitz Worldwide, Inc.	90,300	1,019,487
		15,889,522
TOTAL INTERNET & CATALOG RETAIL		24,288,134
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
Google, Inc. Class A (sub. vtg.) (a)	25,133	14,257,197
LoopNet, Inc. (a)	183,900	3,777,306
		18,034,503
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.3%
Mattel, Inc.	78,200	$ 1,834,572
Photographic Products - 0.4%
Eastman Kodak Co. (d)	113,400	3,034,584
TOTAL LEISURE EQUIPMENT & PRODUCTS		4,869,156
MEDIA - 27.7%
Advertising - 2.2%
National CineMedia, Inc.	188,785	4,228,784
Omnicom Group, Inc.	246,100	11,834,949
		16,063,733
Broadcasting & Cable TV - 6.7%
Clear Channel Communications, Inc.	234,200	8,768,448
Comcast Corp. Class A (d)	1,193,350	28,855,203
Grupo Televisa SA de CV (CPO) sponsored ADR	288,300	6,968,211
Time Warner Cable, Inc.	94,500	3,099,600
		47,691,462
Movies & Entertainment - 15.1%
Cinemark Holdings, Inc.	100,800	1,870,848
Live Nation, Inc. (a)	97,700	2,076,125
News Corp.:
Class A	979,424	21,537,534
Class B	75,000	1,754,250
Regal Entertainment Group Class A	753,700	16,543,715
The Walt Disney Co.	545,300	18,752,867
Time Warner, Inc.	2,330,500	42,787,979
Viacom, Inc. Class B (non-vtg.) (a)	59,500	2,318,715
		107,642,033
Publishing - 3.7%
McGraw-Hill Companies, Inc.	293,000	14,916,630
R.H. Donnelley Corp. (a)	204,800	11,472,896
		26,389,526
TOTAL MEDIA		197,786,754
MULTILINE RETAIL - 10.8%
Department Stores - 4.7%
JCPenney Co., Inc.	164,200	10,405,354
Kohl's Corp. (a)	119,400	6,845,202
Macy's, Inc.	190,900	6,169,888
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - CONTINUED
Department Stores - continued
Nordstrom, Inc. (d)	157,100	$ 7,366,419
Sears Holdings Corp. (a)(d)	20,700	2,633,040
		33,419,903
General Merchandise Stores - 6.1%
Family Dollar Stores, Inc.	59,300	1,575,008
Target Corp.	666,481	42,368,197
		43,943,205
TOTAL MULTILINE RETAIL		77,363,108
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Bare Escentuals, Inc.	186,100	4,628,307
SPECIALTY RETAIL - 20.7%
Apparel Retail - 4.8%
Abercrombie & Fitch Co. Class A	99,500	8,029,650
Casual Male Retail Group, Inc. (a)	346,752	3,106,898
Collective Brands, Inc. (a)(d)	228,900	5,049,534
Gap, Inc.	235,200	4,337,088
TJX Companies, Inc.	295,852	8,600,418
Tween Brands, Inc. (a)	77,300	2,538,532
Urban Outfitters, Inc. (a)	106,000	2,310,800
		33,972,920
Automotive Retail - 0.7%
Advance Auto Parts, Inc.	95,300	3,198,268
Penske Auto Group, Inc. (d)	109,300	2,212,232
		5,410,500
Computer & Electronics Retail - 1.1%
Best Buy Co., Inc.	164,944	7,590,723
Home Improvement Retail - 7.0%
Home Depot, Inc. (d)	790,400	25,640,576
Lowe's Companies, Inc.	738,600	20,695,572
Sherwin-Williams Co.	57,700	3,791,467
		50,127,615
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	124,100	4,048,142
Specialty Stores - 6.5%
Office Depot, Inc. (a)	111,700	2,303,254
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
PETsMART, Inc.	430,437	$ 13,730,940
Staples, Inc.	982,412	21,112,034
Tiffany & Co., Inc. (d)	175,900	9,208,365
		46,354,593
TOTAL SPECIALTY RETAIL		147,504,493
TEXTILES, APPAREL & LUXURY GOODS - 6.2%
Apparel, Accessories & Luxury Goods - 3.8%
Burberry Group PLC	271,700	3,652,697
Coach, Inc. (a)	393,300	18,591,291
G-III Apparel Group Ltd. (a)	198,936	3,917,050
Lululemon Athletica, Inc.	28,600	1,202,058
		27,363,096
Footwear - 2.4%
Deckers Outdoor Corp. (a)	70,920	7,787,016
Iconix Brand Group, Inc. (a)	292,900	6,968,091
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	108,035	2,387,574
		17,142,681
TOTAL TEXTILES, APPAREL & LUXURY GOODS		44,505,777
TOTAL COMMON STOCKS (Cost $651,259,454)		700,730,661
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 5.12% (b)	6,821,648	6,821,648
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	56,366,851	56,366,851
TOTAL MONEY MARKET FUNDS (Cost $63,188,499)		63,188,499
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $714,447,953)		763,919,160
NET OTHER ASSETS - (7.1)%		(50,377,260)
NET ASSETS - 100%		$ 713,541,900
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 328,497
Fidelity Securities Lending Cash Central Fund	278,261
Total	$ 606,758

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $54,727,214) - See accompanying schedule: Unaffiliated issuers (cost $651,259,454)	$ 700,730,661
Fidelity Central Funds (cost $63,188,499)	63,188,499
Total Investments (cost $714,447,953)		$ 763,919,160
Receivable for investments sold		6,570,525
Dividends receivable		357,794
Distributions receivable from Fidelity Central Funds		71,293
Total assets		770,918,772

Liabilities
Payable for investments purchased	$ 1,005,081
Payable for fund shares redeemed	74
Other payables and accrued expenses	4,866
Collateral on securities loaned, at value	56,366,851
Total liabilities		57,376,872

Net Assets		$ 713,541,900
Net Assets consist of:
Paid in capital		$ 664,067,721
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		49,474,179
Net Assets, for 5,862,408 shares outstanding		$ 713,541,900
Net Asset Value, offering price and redemption price per share ($713,541,900 ÷ 5,862,408 shares)		$ 121.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 7,214,215
Special dividends		2,721,015
Interest		3,118
Income from Fidelity Central Funds (including $278,261 from security lending)		606,758
Total income		10,545,106

Expenses
Custodian fees and expenses	$ 21,324
Independent directors' compensation	2,621
Interest	952
Total expenses before reductions	24,897
Expense reductions	(2,926)	21,971
Net investment income (loss)		10,523,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,123,888
Foreign currency transactions	3,089
Total net realized gain (loss)		93,126,977
Change in net unrealized appreciation (depreciation) on: Investment securities	(38,504,546)
Assets and liabilities in foreign currencies	2,972
Total change in net unrealized appreciation (depreciation)		(38,501,574)
Net gain (loss)		54,625,403
Net increase (decrease) in net assets resulting from operations		$ 65,148,538

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,523,135	$ 1,319,851
Net realized gain (loss)	93,126,977	(4,963,159)
Change in net unrealized appreciation (depreciation)	(38,501,574)	104,105,847
Net increase (decrease) in net assets resulting from operations	65,148,538	100,462,539
Distributions to partners from net investment income	(11,273,819)	(1,165,958)
Affiliated share transactions Proceeds from sales of shares	3,643,480	3,714,893
Contributions in-kind	-	683,803,564
Reinvestment of distributions	288	-
Cost of shares redeemed	(130,791,625)	-
Net increase (decrease) in net assets resulting from share transactions	(127,147,857)	687,518,457
Total increase (decrease) in net assets	(73,273,138)	786,815,038

Net Assets
Beginning of period	786,815,038	-
End of period	$ 713,541,900	$ 786,815,038
Other Information Shares
Sold	29,108	34,922
Issued for in-kind contributions	-	6,838,036
Issued in reinvestment of distributions	2	-
Redeemed	(1,039,660)	-
Net increase (decrease)	(1,010,550)	6,872,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.68 G	.19
Net realized and unrealized gain (loss)	7.33	14.46
Total from investment operations	9.01	14.65
Distributions to partners from net investment income	(1.78)	(.17)
Net asset value, end of period	$ 121.71	$ 114.48
Total Return A, B	7.87%	14.66%
Ratios to Average Net Assets D, I
Expenses before reductions	-% F	-% F
Expenses net of fee waivers, if any	-% F	-% F
Expenses net of all reductions	-% F	-% F
Net investment income (loss)	1.35% G	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 713,542	$ 786,815
Portfolio turnover rate E	110%	15% J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.43 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Consumer Staples Central Fund	23.21%	24.02%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Consumer Staples Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Consumer Staples Index performed over the same period.

Annual Report

Fidelity Consumer Staples Central Fund

Management's Discussion of Fund Performance

Comments from Robert Lee, Portfolio Manager of Fidelity® Consumer Staples Central Fund

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

The fund returned 23.21% during the year, solidly outpacing both the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Consumer Staples Index, which returned 14.58%, and the S&P 500®. Security selection provided the biggest boost versus the MSCI index. The fund's position in British American Tobacco was buoyed by strong sales in emerging markets as customers moved up to its premium brands. Robust emerging-markets sales also drove up the stock prices of SABMiller and InBev, the world's two largest brewers by volume. I had been following Numico, a Dutch maker of infant and clinical nutrition products, for some time when its stock price dipped and I bought it at an attractive valuation. When another firm later made an offer for Numico, I sold the stock at a profit. None of the aforementioned stocks were components of the MSCI index. Molson Coors Brewing also aided results, as did underweighting benchmark heavyweight Wal-Mart. Due to the fund's investments in companies that sell their products throughout the world, including firms headquartered outside the United States, the depreciation of the U.S. dollar versus other currencies helped relative performance as well. Several key detractors were index positions I underweighted or did not own because I saw better opportunities elsewhere. I avoided discount warehouse chain Costco Wholesale and gum maker Wm. Wrigley Jr. because I felt they were richly valued, but both stocks continued to rise. Underweighting tobacco and food conglomerate Altria also hurt results as the stock performed well. Lastly, I underweighted food retailing conglomerate SUPERVALU and missed a sharp increase in its share price.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Consumer Staples Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	17.1	17.7
The Coca-Cola Co.	9.2	8.7
PepsiCo, Inc.	8.1	9.4
CVS Caremark Corp.	5.6	4.9
Altria Group, Inc.	4.7	7.3
Wal-Mart Stores, Inc.	4.7	4.0
British American Tobacco PLC sponsored ADR	4.5	4.1
Colgate-Palmolive Co.	4.1	4.1
Nestle SA (Reg.)	3.1	3.7
Walgreen Co.	3.1	2.3
	64.2
Top Industries (% of fund's net assets)
As of September 30, 2007
Beverages 27.6%
Household Products 21.9%
Food & Staples Retailing 20.1%
Food Products 13.2%
Tobacco 11.3%
All Others* 5.9%

As of March 31, 2007
Beverages 28.2%
Household Products 21.8%
Food & Staples Retailing 18.9%
Food Products 14.0%
Tobacco 13.4%
All Others* 3.7%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Consumer Staples Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BEVERAGES - 27.6%
Brewers - 5.7%
Boston Beer Co., Inc. Class A (a)	100	$ 4,866
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	100	7,313
Grupo Modelo SA de CV Series C	100	479
Heineken NV (Bearer)	119,000	7,809,318
InBev SA	64,500	5,846,058
Molson Coors Brewing Co. Class B	138,560	13,810,275
SABMiller PLC	205,200	5,844,876
		33,323,185
Distillers & Vintners - 2.6%
Brown-Forman Corp. Class B (non-vtg.)	19,050	1,427,036
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100	2,421
Diageo PLC	263,800	5,785,794
Pernod Ricard SA	36,960	8,065,440
		15,280,691
Soft Drinks - 19.3%
Coca-Cola Amatil Ltd.	172,000	1,374,237
Coca-Cola Femsa SA de CV sponsored ADR	39,100	1,677,781
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	85,800	5,019,300
Coca-Cola Icecek AS	139,000	1,163,132
Fomento Economico Mexicano SA de CV sponsored ADR	36,800	1,376,320
Hansen Natural Corp. (a)	100	5,668
Jones Soda Co. (a)(d)	70,365	848,602
PepsiCo, Inc. (d)	646,400	47,355,264
The Coca-Cola Co.	932,200	53,573,534
		112,393,838
TOTAL BEVERAGES		160,997,714
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Senomyx, Inc. (a)	134,400	1,646,400
FOOD & STAPLES RETAILING - 20.1%
Drug Retail - 8.9%
CVS Caremark Corp.	833,066	33,014,406
Rite Aid Corp. (a)(d)	292,000	1,349,040
Walgreen Co.	378,100	17,861,444
		52,224,890
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 1.4%
Sysco Corp.	189,700	$ 6,751,423
United Natural Foods, Inc. (a)	55,400	1,507,988
		8,259,411
Food Retail - 5.1%
Kroger Co.	386,800	11,031,536
Safeway, Inc.	277,800	9,197,958
SUPERVALU, Inc.	129,500	5,051,795
Tesco PLC	100	899
The Great Atlantic & Pacific Tea Co. (a)(d)	47,000	1,431,620
Whole Foods Market, Inc. (d)	58,400	2,859,264
		29,573,072
Hypermarkets & Super Centers - 4.7%
Wal-Mart Stores, Inc.	625,608	27,307,789
TOTAL FOOD & STAPLES RETAILING		117,365,162
FOOD PRODUCTS - 13.2%
Agricultural Products - 2.5%
Archer-Daniels-Midland Co.	201,100	6,652,388
Bunge Ltd.	50,400	5,415,480
Corn Products International, Inc.	31,000	1,421,970
Nutreco Holding NV	18,000	1,272,363
		14,762,201
Packaged Foods & Meats - 10.7%
BioMar Holding AS	13,600	598,345
Cadbury Schweppes PLC sponsored ADR	105,600	4,912,512
Dean Foods Co.	238,600	6,103,388
Groupe Danone	109,900	8,643,635
Industrias Bachoco SA de CV sponsored ADR	40,000	1,212,000
Kellogg Co.	61,400	3,438,400
Koninklijke Wessanen NV	100	1,473
Lindt & Spruengli AG	75	2,842,417
Marine Harvest ASA (a)	1,390,000	1,768,763
Nestle SA (Reg.)	40,474	18,116,162
Smithfield Foods, Inc. (a)	48,000	1,512,000
TreeHouse Foods, Inc. (a)	100	2,705
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Packaged Foods & Meats - continued
Tyson Foods, Inc. Class A	112,800	$ 2,013,480
Unilever PLC	350,600	11,103,502
		62,268,782
TOTAL FOOD PRODUCTS		77,030,983
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Panera Bread Co. Class A (a)	35,000	1,428,000
Starbucks Corp. (a)	55,000	1,441,000
		2,869,000
HOUSEHOLD PRODUCTS - 21.9%
Household Products - 21.9%
Central Garden & Pet Co. Class A (non-vtg.) (a)	152,000	1,364,960
Colgate-Palmolive Co.	334,600	23,863,672
Henkel KGaA	59,934	2,838,322
Procter & Gamble Co. (d)	1,417,902	99,735,226
		127,802,180
PERSONAL PRODUCTS - 3.4%
Personal Products - 3.4%
Avon Products, Inc.	395,011	14,824,763
Bare Escentuals, Inc.	56,930	1,415,849
Herbalife Ltd.	46,006	2,091,433
Physicians Formula Holdings, Inc.	150,850	1,769,471
		20,101,516
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	44,600	2,930,220
TOBACCO - 11.3%
Tobacco - 11.3%
Altria Group, Inc.	394,600	27,436,538
British American Tobacco PLC sponsored ADR (d)	366,500	26,380,670
Japan Tobacco, Inc.	535	2,933,441
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Loews Corp. - Carolina Group	56,300	$ 4,629,549
Souza Cruz Industria Comerico	177,300	4,576,139
		65,956,337
TOTAL COMMON STOCKS (Cost $476,714,163)		576,699,512
Money Market Funds - 7.7%

Fidelity Cash Central Fund, 5.12% (b)	6,885,774	6,885,774
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	37,767,475	37,767,475
TOTAL MONEY MARKET FUNDS (Cost $44,653,249)		44,653,249
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $521,367,412)		621,352,761
NET OTHER ASSETS - (6.5)%		(37,694,467)
NET ASSETS - 100%		$ 583,658,294
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 400,025
Fidelity Securities Lending Cash Central Fund	114,459
Total	$ 514,484
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.3%
United Kingdom	9.2%
Switzerland	3.6%
France	2.9%
Netherlands	1.5%
Belgium	1.0%
Others (individually less than 1%)	5.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $37,036,982) - See accompanying schedule: Unaffiliated issuers (cost $476,714,163)	$ 576,699,512
Fidelity Central Funds (cost $44,653,249)	44,653,249
Total Investments (cost $521,367,412)		$ 621,352,761
Foreign currency held at value (cost $17)		17
Receivable for investments sold		5,604,863
Dividends receivable		908,014
Distributions receivable from Fidelity Central Funds		46,211
Total assets		627,911,866

Liabilities
Payable for investments purchased	$ 6,466,965
Payable for fund shares redeemed	57
Other payables and accrued expenses	19,075
Collateral on securities loaned, at value	37,767,475
Total liabilities		44,253,572

Net Assets		$ 583,658,294
Net Assets consist of:
Paid in capital		$ 483,667,756
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		99,990,538
Net Assets, for 4,626,609 shares outstanding		$ 583,658,294
Net Asset Value, offering price and redemption price per share ($583,658,294 ÷ 4,626,609 shares)		$ 126.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 11,536,450
Interest		6,097
Income from Fidelity Central Funds (including $114,459 from security lending)		514,484
Total income		12,057,031

Expenses
Custodian fees and expenses	$ 70,682
Independent directors' compensation	1,876
Total expenses before reductions	72,558
Expense reductions	(6,245)	66,313
Net investment income (loss)		11,990,718
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	76,270,159
Foreign currency transactions	6,327
Total net realized gain (loss)		76,276,486
Change in net unrealized appreciation (depreciation) on: Investment securities	29,516,901
Assets and liabilities in foreign currencies	5,492
Total change in net unrealized appreciation (depreciation)		29,522,393
Net gain (loss)		105,798,879
Net increase (decrease) in net assets resulting from operations		$ 117,789,597

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,990,718	$ 2,095,409
Net realized gain (loss)	76,276,486	1,124,767
Change in net unrealized appreciation (depreciation)	29,522,393	23,794,329
Net increase (decrease) in net assets resulting from operations	117,789,597	27,014,505
Distributions to partners from net investment income	(11,992,374)	(2,067,967)
Affiliated share transactions Proceeds from sales of shares	2,713,518	2,501,039
Contributions in-kind	-	543,141,343
Reinvestment of distributions	422	-
Cost of shares redeemed	(94,441,978)	(999,811)
Net increase (decrease) in net assets resulting from share transactions	(91,728,038)	544,642,571
Total increase (decrease) in net assets	14,069,185	569,589,109

Net Assets
Beginning of period	569,589,109	-
End of period	$ 583,658,294	$ 569,589,109
Other Information Shares
Sold	23,590	23,978
Issued for in-kind contributions	-	5,431,413
Issued in reinvestment of distributions	3	-
Redeemed	(842,790)	(9,585)
Net increase (decrease)	(819,197)	5,445,806

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) C	2.43	.39
Net realized and unrealized gain (loss)	21.58	4.58
Total from investment operations	24.01	4.97
Distributions to partners from net investment income	(2.45)	(.38)
Net asset value, end of period	$ 126.15	$ 104.59
Total Return A, B	23.21%	4.97%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	-% F
Expenses net of fee waivers, if any	.01%	-% F
Expenses net of all reductions	.01%	-% F
Net investment income (loss)	2.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 583,658	$ 569,589
Portfolio turnover rate E	93%	10% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Energy Central Fund	46.10%	34.37%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Energy Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Energy Index performed over the same period.

Annual Report

Fidelity Energy Central Fund

Management's Discussion of Fund Performance

Comments from John Dowd, Portfolio Manager of Fidelity® Energy Central Fund

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

For the 12 months ending September 30, 2007, the fund returned 46.10%, comfortably outpacing the S&P 500® and the 41.95% return of the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Energy Index. Solid stock selection and an overweighting in the oil and gas equipment/services segment were critical to the fund's outperformance of the sector benchmark, as were my choices within oil and gas drilling. However, an emphasis on oil and gas exploration and production (E&P) stocks, which lagged, curbed our gains a bit. Overweighted positions in oil-rig manufacturer National Oilwell Varco, natural gas producer Range Resources, offshore oil and gas driller Noble Corp. and oil services company Smith International made these stocks leading contributors to relative performance. Not owning poorly performing natural gas storage and transport company Spectra Energy - a component of the index - also boosted returns, as did holding an out-of-benchmark position in Danish wind turbine manufacturer Vestas Wind Systems. On the other hand, oil-services provider Baker Hughes detracted from returns, as did stakes in oil and gas E&P companies Ultra Petroleum, Plains Exploration & Production, and EOG Resources. These stocks lagged along with natural gas prices, which were relatively flat over the 12-month period. Holdings in oil refiner Valero Energy also hurt relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Energy Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	15.3	9.9
Schlumberger Ltd. (NY Shares)	7.6	6.1
Valero Energy Corp.	7.0	8.3
National Oilwell Varco, Inc.	5.8	3.9
Range Resources Corp.	4.3	3.9
ConocoPhillips	4.3	6.5
Ultra Petroleum Corp.	3.3	3.6
Chevron Corp.	3.0	3.9
Cabot Oil & Gas Corp.	2.8	3.0
Williams Companies, Inc.	2.3	2.1
	55.7
Top Industries (% of fund's net assets)
As of September 30, 2007
Oil, Gas & Consumable Fuels 64.6%
Energy Equipment & Services 31.5%
Electrical Equipment 1.6%
Construction & Engineering 1.0%
Industrial Conglomerates 0.5%
All Others* 0.8%

As of March 31, 2007
Oil, Gas & Consumable Fuels 66.4%
Energy Equipment & Services 30.6%
Electrical Equipment 1.8%
Construction & Engineering 0.9%
All Others* 0.3%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Energy Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	$ 302,655
CONSTRUCTION & ENGINEERING - 1.0%
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	16,925	728,791
Fluor Corp.	13,300	1,914,934
Jacobs Engineering Group, Inc. (a)	68,912	5,208,369
		7,852,094
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	7,054	160,267
First Solar, Inc.	1,700	200,158
Sunpower Corp. Class A (a)	2,400	198,768
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	13,300	530,670
		1,089,863
Heavy Electrical Equipment - 1.4%
Suzlon Energy Ltd.	54,452	1,992,317
Vestas Wind Systems AS (a)	108,017	8,533,503
		10,525,820
TOTAL ELECTRICAL EQUIPMENT		11,615,683
ENERGY EQUIPMENT & SERVICES - 31.5%
Oil & Gas Drilling - 8.5%
Atwood Oceanics, Inc. (a)	57,300	4,386,888
Diamond Offshore Drilling, Inc.	100,380	11,372,050
GlobalSantaFe Corp.	158,174	12,024,387
Noble Corp.	245,900	12,061,395
Pride International, Inc. (a)	246,300	9,002,265
Transocean, Inc. (a)	127,500	14,413,875
		63,260,860
Oil & Gas Equipment & Services - 23.0%
Acergy SA	19,300	573,210
Baker Hughes, Inc.	107,300	9,696,701
Cameron International Corp. (a)	39,300	3,626,997
Compagnie Generale de Geophysique SA (a)	12,762	4,170,212
Expro International Group PLC	16,100	323,846
Exterran Holdings, Inc. (a)	48,495	3,896,088
FMC Technologies, Inc. (a)	108,900	6,279,174
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Global Industries Ltd. (a)	28,800	$ 741,888
Grant Prideco, Inc. (a)	16,700	910,484
Halliburton Co.	14,900	572,160
NATCO Group, Inc. Class A (a)	1,700	87,975
National Oilwell Varco, Inc. (a)	297,800	43,032,100
Oceaneering International, Inc. (a)	108,100	8,193,980
Saipem SpA	18,700	797,853
Schlumberger Ltd. (NY Shares)	534,700	56,143,500
Smith International, Inc.	196,173	14,006,752
Subsea 7, Inc. (a)	18,500	513,031
Superior Energy Services, Inc. (a)	128,300	4,546,952
W-H Energy Services, Inc. (a)	64,500	4,756,875
Weatherford International Ltd. (a)	97,300	6,536,614
WorleyParsons Ltd.	22,170	834,689
		170,241,081
TOTAL ENERGY EQUIPMENT & SERVICES		233,501,941
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	15,072	791,732
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	31,000	621,240
Constellation Energy Group, Inc.	7,800	669,162
NRG Energy, Inc. (a)	16,400	693,556
		1,983,958
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	64,400	3,482,752
MULTI-UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	51,600	2,998,992
OIL, GAS & CONSUMABLE FUELS - 64.6%
Coal & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	7,100	164,933
Arch Coal, Inc.	116,115	3,917,720
CONSOL Energy, Inc.	200,389	9,338,127
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	18,400	$ 721,280
International Coal Group, Inc. (a)	11,200	49,728
Natural Resource Partners LP	3,600	112,248
Peabody Energy Corp.	230,695	11,043,370
		25,347,406
Integrated Oil & Gas - 27.8%
Chevron Corp.	237,600	22,234,608
ConocoPhillips	359,500	31,553,315
Exxon Mobil Corp. (d)	1,226,032	113,481,522
Hess Corp.	129,800	8,635,594
Marathon Oil Corp.	164,300	9,368,386
Murphy Oil Corp.	18,400	1,285,976
Occidental Petroleum Corp.	162,600	10,419,408
Petroleo Brasileiro SA Petrobras sponsored ADR	73,900	5,579,450
Suncor Energy, Inc.	33,600	3,191,409
		205,749,668
Oil & Gas Exploration & Production - 22.3%
Aurora Oil & Gas Corp. (a)	266,750	384,120
Cabot Oil & Gas Corp.	587,300	20,649,468
Canadian Natural Resources Ltd.	50,500	3,836,883
Chesapeake Energy Corp.	392,400	13,836,024
Concho Resources, Inc.	141,700	2,098,577
EOG Resources, Inc.	176,700	12,780,711
EXCO Resources, Inc. (a)	4,700	77,738
Goodrich Petroleum Corp. (a)	7,700	244,090
Kodiak Oil & Gas Corp. (a)	4,800	15,840
Mariner Energy, Inc. (a)	183,300	3,796,143
Newfield Exploration Co. (a)	16,300	785,008
Noble Energy, Inc.	72,700	5,091,908
Petrohawk Energy Corp. (a)	255,600	4,196,952
Plains Exploration & Production Co. (a)	164,300	7,265,346
Quicksilver Resources, Inc. (a)	220,000	10,351,000
Range Resources Corp.	783,996	31,877,277
Southwestern Energy Co. (a)	108,700	4,549,095
Talisman Energy, Inc.	109,100	2,142,507
Ultra Petroleum Corp. (a)	392,499	24,350,638
W&T Offshore, Inc.	58,500	1,426,230
Western Oil Sands, Inc. Class A (a)	59,400	2,325,828
XTO Energy, Inc.	213,600	13,209,024
		165,290,407
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 8.8%
Petroplus Holdings AG	21,381	$ 1,886,208
Sunoco, Inc.	90,100	6,377,278
Tesoro Corp.	96,800	4,454,736
Valero Energy Corp.	773,500	51,963,730
Western Refining, Inc.	6,800	275,944
		64,957,896
Oil & Gas Storage & Transport - 2.3%
Williams Companies, Inc.	487,473	16,603,330
TOTAL OIL, GAS & CONSUMABLE FUELS		477,948,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
LDK Solar Co. Ltd. Sponsored ADR	9,200	633,880
TOTAL COMMON STOCKS (Cost $543,457,534)		741,112,394
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.12% (b)	220,041	220,041
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	19,665,000	19,665,000
TOTAL MONEY MARKET FUNDS (Cost $19,885,041)		19,885,041
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $563,342,575)		760,997,435
NET OTHER ASSETS - (2.8)%		(20,906,402)
NET ASSETS - 100%		$ 740,091,033
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 188,097
Fidelity Securities Lending Cash Central Fund	62,176
Total	$ 250,273
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.2%
Netherlands Antilles	7.6%
Canada	4.8%
Cayman Islands	3.5%
Denmark	1.1%
Others (individually less than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $19,159,920) - See accompanying schedule: Unaffiliated issuers (cost $543,457,534)	$ 741,112,394
Fidelity Central Funds (cost $19,885,041)	19,885,041
Total Investments (cost $563,342,575)		$ 760,997,435
Receivable for investments sold		7,648,911
Dividends receivable		263,549
Distributions receivable from Fidelity Central Funds		12,100
Total assets		768,921,995

Liabilities
Payable for investments purchased	$ 9,100,018
Payable for fund shares redeemed	72
Other payables and accrued expenses	65,872
Collateral on securities loaned, at value	19,665,000
Total liabilities		28,830,962

Net Assets		$ 740,091,033
Net Assets consist of:
Paid in capital		$ 542,496,452
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		197,594,581
Net Assets, for 5,268,765 shares outstanding		$ 740,091,033
Net Asset Value, offering price and redemption price per share ($740,091,033 ÷ 5,268,765 shares)		$ 140.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 6,063,982
Special dividends		750,320
Interest		401
Income from Fidelity Central Funds (including $62,176 from security lending)		250,273
Total income		7,064,976

Expenses
Custodian fees and expenses	$ 19,442
Independent directors' compensation	2,211
Interest	1,122
Total expenses before reductions	22,775
Expense reductions	(5,630)	17,145
Net investment income (loss)		7,047,831
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,772,379
Foreign currency transactions	13,308
Total net realized gain (loss)		16,785,687
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $60,415)	230,442,582
Assets and liabilities in foreign currencies	136
Total change in net unrealized appreciation (depreciation)		230,442,718
Net gain (loss)		247,228,405
Net increase (decrease) in net assets resulting from operations		$ 254,276,236

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,047,831	$ 1,797,296
Net realized gain (loss)	16,785,687	(2,504,782)
Change in net unrealized appreciation (depreciation)	230,442,718	(15,690,676)
Net increase (decrease) in net assets resulting from operations	254,276,236	(16,398,162)
Distributions to partners from net investment income	(6,992,643)	(1,749,579)
Affiliated share transactions Proceeds from sales of shares	3,096,329	12,599,541
Contributions in-kind	-	621,730,168
Reinvestment of distributions	235	-
Cost of shares redeemed	(126,471,092)	-
Net increase (decrease) in net assets resulting from share transactions	(123,374,528)	634,329,709
Total increase (decrease) in net assets	123,909,065	616,181,968

Net Assets
Beginning of period	616,181,968	-
End of period	$ 740,091,033	$ 616,181,968
Other Information Shares
Sold	28,720	124,786
Issued for in-kind contributions	-	6,217,302
Issued in reinvestment of distributions	2	-
Redeemed	(1,102,045)	-
Net increase (decrease)	(1,073,323)	6,342,088

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.22 G	.29
Net realized and unrealized gain (loss)	43.31	(2.85)
Total from investment operations	44.53	(2.56)
Distributions to partners from net investment income	(1.22)	(.28)
Net asset value, end of period	$ 140.47	$ 97.16
Total Return A, B	46.10%	(2.57)%
Ratios to Average Net Assets D, I
Expenses before reductions	-% F	-% F
Expenses net of fee waivers, if any	-% F	-% F
Expenses net of all reductions	-% F	-% F
Net investment income (loss)	1.05% G	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 740,091	$ 616,182
Portfolio turnover rate E	52%	12% J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Financials Central Fund	5.01%	11.48%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Financials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Financials Index performed over the same period.

Annual Report

Fidelity Financials Central Fund

Management's Discussion of Fund Performance

Comments from Brian Younger and Richard Manuel, who became Co-Portfolio Managers of Fidelity® Financials Central Fund on February 1, 2007

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

For the year, the fund returned 5.01%, soundly beating the 1.75% gain of the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Financials Index. The fund, however, trailed the S&P 500® by a wide margin, as the subprime mortgage debacle triggered credit and liquidity concerns that rocked the sector. Although the Fed's interest rate cuts eventually eased liquidity problems, many financial subsectors remained mired in negative territory. The fund outpaced the MSCI index through strong stock selection and positive industry allocation. The biggest gains came from our underweighting in regional banks, which were weak performers, and from our overweighting in reinsurers, which did well. Among the stocks that helped versus the MSCI index were Everest Re Group and Max Capital Group, reinsurers that benefited from a milder-than-expected 2007 hurricane season. Other standouts included ACE Ltd., a Bermuda-based property and casualty insurer with strong growth internationally, and Investors Financial Services, a custodian of financial assets that was acquired by State Street - a leading trust and custody bank - at a premium price. On the downside were thrifts and mortgage finance companies as well as investment banking and brokerage firms. Detractors included Countrywide Financial, a large mortgage originator that declined sharply during the subprime mortgage crisis, and Goldman Sachs, an investment banker and broker that did well but was an underweighting in the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Financials Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	5.5	6.2
JPMorgan Chase & Co.	5.2	5.0
Wells Fargo & Co.	5.1	4.1
Bank of America Corp.	5.0	4.9
Citigroup, Inc.	5.0	5.0
ACE Ltd.	4.0	3.1
Fannie Mae	3.1	2.4
Everest Re Group Ltd.	3.1	2.7
Wachovia Corp.	2.5	3.9
MetLife, Inc.	2.5	2.2
	41.0
Top Industries (% of fund's net assets)
As of September 30, 2007
Insurance 32.2%
Capital Markets 17.8%
Diversified Financial Services 17.8%
Commercial Banks 13.5%
Thrifts & Mortgage Finance 8.6%
All Others* 10.1%

As of March 31, 2007
Insurance 30.2%
Capital Markets 16.6%
Commercial Banks 16.4%
Diversified Financial Services 15.5%
Thrifts & Mortgage Finance 7.2%
All Others* 14.1%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Financials Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CAPITAL MARKETS - 17.8%
Asset Management & Custody Banks - 8.9%
American Capital Strategies Ltd. (d)	126,200	$ 5,392,526
Bank New York Mellon Corp.	383,300	16,918,862
BlackRock Kelso Capital Corp.	100,000	1,450,000
EFG International	190,330	8,959,399
Fortress Investment Group LLC (d)	176,200	3,756,584
Franklin Resources, Inc.	149,100	19,010,250
Janus Capital Group, Inc.	359,200	10,158,176
Julius Baer Holding AG (Bearer)	75,273	5,628,583
KKR Private Equity Investors, LP	201,900	3,997,620
State Street Corp. (d)	437,669	29,831,519
T. Rowe Price Group, Inc.	148,600	8,275,534
The Blackstone Group LP	169,400	4,248,552
		117,627,605
Diversified Capital Markets - 0.7%
Credit Suisse Group sponsored ADR	93,500	6,201,855
UBS AG (NY Shares)	60,900	3,242,925
		9,444,780
Investment Banking & Brokerage - 8.2%
Bear Stearns Companies, Inc. (d)	132,300	16,247,763
Charles Schwab Corp.	730,000	15,768,000
Goldman Sachs Group, Inc.	118,800	25,748,712
Lazard Ltd. Class A	85,900	3,642,160
Lehman Brothers Holdings, Inc.	184,600	11,395,358
Merrill Lynch & Co., Inc.	326,646	23,283,327
Morgan Stanley	213,200	13,431,600
		109,516,920
TOTAL CAPITAL MARKETS		236,589,305
COMMERCIAL BANKS - 13.5%
Diversified Banks - 9.4%
ICICI Bank Ltd. sponsored ADR	81,200	4,280,864
Kookmin Bank sponsored ADR (d)	31,100	2,549,889
U.S. Bancorp, Delaware	524,900	17,074,997
Wachovia Corp.	656,802	32,938,620
Wells Fargo & Co.	1,906,500	67,909,530
		124,753,900
Regional Banks - 4.1%
Cathay General Bancorp	113,400	3,652,614
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Colonial Bancgroup, Inc.	206,700	$ 4,468,854
Commerce Bancorp, Inc.	149,000	5,778,220
Nara Bancorp, Inc.	73,000	1,140,260
PNC Financial Services Group, Inc.	320,900	21,853,290
SVB Financial Group (a)(d)	229,100	10,850,176
Wintrust Financial Corp.	119,200	5,088,648
Zions Bancorp	28,100	1,929,627
		54,761,689
TOTAL COMMERCIAL BANKS		179,515,589
CONSUMER FINANCE - 3.3%
Consumer Finance - 3.3%
American Express Co. (d)	464,200	27,559,554
Capital One Financial Corp. (d)	126,400	8,396,752
Discover Financial Services (a)	148,950	3,098,160
Dollar Financial Corp. (a)	149,100	4,253,823
		43,308,289
DIVERSIFIED FINANCIAL SERVICES - 17.8%
Other Diversifed Financial Services - 15.2%
Bank of America Corp.	1,329,678	66,842,913
Citigroup, Inc.	1,416,199	66,094,007
JPMorgan Chase & Co.	1,492,700	68,395,514
		201,332,434
Specialized Finance - 2.6%
CME Group, Inc.	30,837	18,112,112
Deutsche Boerse AG	69,000	9,396,627
JSE Ltd.	124,300	1,443,691
MarketAxess Holdings, Inc. (a)	332,800	4,992,000
		33,944,430
TOTAL DIVERSIFIED FINANCIAL SERVICES		235,276,864
INSURANCE - 32.2%
Insurance Brokers - 0.9%
National Financial Partners Corp. (d)	162,300	8,598,654
Willis Group Holdings Ltd.	82,100	3,361,174
		11,959,828
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - 6.6%
AFLAC, Inc.	286,000	$ 16,313,440
MetLife, Inc.	466,600	32,536,018
Principal Financial Group, Inc. (d)	247,200	15,595,848
Prudential Financial, Inc.	232,900	22,726,382
		87,171,688
Multi-Line Insurance - 7.2%
American International Group, Inc.	1,084,236	73,348,564
Assurant, Inc.	94,900	5,077,150
Hartford Financial Services Group, Inc.	186,080	17,221,704
		95,647,418
Property & Casualty Insurance - 9.5%
ACE Ltd.	877,340	53,140,484
Allied World Assurance Co. Holdings Ltd.	3,200	166,112
AMBAC Financial Group, Inc.	54,500	3,428,595
Argo Group International Holdings, Ltd. (a)	151,790	6,604,383
Aspen Insurance Holdings Ltd.	437,300	12,205,043
Axis Capital Holdings Ltd.	352,200	13,704,102
MBIA, Inc. (d)	169,700	10,360,185
The Travelers Companies, Inc.	277,400	13,964,316
United America Indemnity Ltd. Class A (a)	305,800	6,577,758
XL Capital Ltd. Class A	76,100	6,027,120
		126,178,098
Reinsurance - 8.0%
Everest Re Group Ltd.	367,000	40,458,080
Greenlight Capital Re, Ltd.	2,400	48,672
IPC Holdings Ltd.	918,100	26,487,185
Max Capital Group Ltd.	644,100	18,060,564
Montpelier Re Holdings Ltd.	202,098	3,577,135
PartnerRe Ltd. (d)	120,700	9,534,093
Platinum Underwriters Holdings Ltd.	198,400	7,134,464
		105,300,193
TOTAL INSURANCE		426,257,225
REAL ESTATE INVESTMENT TRUSTS - 4.9%
Mortgage REITs - 0.9%
Annaly Capital Management, Inc.	727,400	11,587,482
Residential REITs - 0.5%
Equity Lifestyle Properties, Inc.	141,300	7,319,340
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Retail REITs - 3.5%
Developers Diversified Realty Corp.	281,900	$ 15,749,753
General Growth Properties, Inc.	265,800	14,252,196
Simon Property Group, Inc.	162,000	16,200,000
		46,201,949
TOTAL REAL ESTATE INVESTMENT TRUSTS		65,108,771
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	499,000	14,219,408
THRIFTS & MORTGAGE FINANCE - 8.6%
Thrifts & Mortgage Finance - 8.6%
BankUnited Financial Corp. Class A (d)	348,700	5,418,798
Countrywide Financial Corp.	616,700	11,723,467
Fannie Mae	677,086	41,173,600
FirstFed Financial Corp., Delaware (a)(d)	118,700	5,881,585
Freddie Mac	478,300	28,224,483
Hudson City Bancorp, Inc.	521,600	8,022,208
MGIC Investment Corp.	65,200	2,106,612
Radian Group, Inc.	75,075	1,747,746
Washington Mutual, Inc.	284,300	10,038,633
		114,337,132
TOTAL COMMON STOCKS (Cost $1,157,093,357)		1,314,612,583
Money Market Funds - 7.4%

Fidelity Cash Central Fund, 5.12% (b)	8,808,116	8,808,116
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	89,030,700	89,030,700
TOTAL MONEY MARKET FUNDS (Cost $97,838,816)		97,838,816
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $1,254,932,173)		1,412,451,399
NET OTHER ASSETS - (6.6)%		(87,540,782)
NET ASSETS - 100%		$ 1,324,910,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 696,075
Fidelity Securities Lending Cash Central Fund	209,485
Total	$ 905,560
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.0%
Bermuda	11.0%
Cayman Islands	4.5%
Switzerland	1.8%
Japan	1.1%
Others (individually less than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $86,956,628) - See accompanying schedule: Unaffiliated issuers (cost $1,157,093,357)	$ 1,314,612,583
Fidelity Central Funds (cost $97,838,816)	97,838,816
Total Investments (cost $1,254,932,173)		$ 1,412,451,399
Dividends receivable		1,449,266
Distributions receivable from Fidelity Central Funds		50,488
Total assets		1,413,951,153

Liabilities
Payable for fund shares redeemed	$ 136
Other payables and accrued expenses	9,700
Collateral on securities loaned, at value	89,030,700
Total liabilities		89,040,536

Net Assets		$ 1,324,910,617
Net Assets consist of:
Paid in capital		$ 1,167,390,381
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		157,520,236
Net Assets, for 11,951,282 shares outstanding		$ 1,324,910,617
Net Asset Value, offering price and redemption price per share ($1,324,910,617 ÷ 11,951,282 shares)		$ 110.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 31,938,959
Interest		1,893
Income from Fidelity Central Funds (including $209,485 from security lending)		905,560
Total income		32,846,412

Expenses
Custodian fees and expenses	$ 45,184
Independent directors' compensation	4,935
Interest	899
Total expenses before reductions	51,018
Expense reductions	(4,935)	46,083
Net investment income (loss)		32,800,329
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	64,817,533
Foreign currency transactions	30,220
Total net realized gain (loss)		64,847,753
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,550,145)
Assets and liabilities in foreign currencies	1,931
Total change in net unrealized appreciation (depreciation)		(12,548,214)
Net gain (loss)		52,299,539
Net increase (decrease) in net assets resulting from operations		$ 85,099,868

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,800,329	$ 6,796,019
Net realized gain (loss)	64,847,753	913,237
Change in net unrealized appreciation (depreciation)	(12,548,214)	113,416,378
Net increase (decrease) in net assets resulting from operations	85,099,868	121,125,634
Distributions to partners from net investment income	(32,116,201)	(6,625,824)
Affiliated share transactions Proceeds from sales of shares	5,327,679	-
Contributions in-kind	-	1,460,461,183
Reinvestment of distributions	1,090	-
Cost of shares redeemed	(264,869,826)	(43,492,986)
Net increase (decrease) in net assets resulting from share transactions	(259,541,057)	1,416,968,197
Total increase (decrease) in net assets	(206,557,390)	1,531,468,007

Net Assets
Beginning of period	1,531,468,007	-
End of period	$ 1,324,910,617	$ 1,531,468,007
Other Information Shares
Sold	46,885	-
Issued for in-kind contributions	-	14,604,612
Issued in reinvestment of distributions	10	-
Redeemed	(2,280,693)	(419,532)
Net increase (decrease)	(2,233,798)	14,185,080

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss) C	2.56	.47
Net realized and unrealized gain (loss)	2.87	7.95
Total from investment operations	5.43	8.42
Distributions to partners from net investment income	(2.53)	(.46)
Net asset value, end of period	$ 110.86	$ 107.96
Total Return A, B	5.01%	8.43%
Ratios to Average Net Assets D, H
Expenses before reductions	-% F	-% F
Expenses net of fee waivers, if any	-% F	-% F
Expenses net of all reductions	-% F	-% F
Net investment income (loss)	2.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,324,911	$ 1,531,468
Portfolio turnover rate E	35%	4% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Health Care Central Fund	14.18%	17.78%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Health Care Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Health Care Index performed over the same period.

Annual Report

Fidelity Health Care Central Fund

Management's Discussion of Fund Performance

Comments from Matthew Sabel, Portfolio Manager of Fidelity® Health Care Central Fund

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

For the 12 months that ended September 30, 2007, the fund gained 14.18%, trailing the S&P 500® but solidly outperforming the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Health Care Index, which returned 10.01%. Factors that drove the fund's outperformance of its MSCI benchmark included strong security selection and an underweighting in the pharmaceuticals area, as well as out-of-benchmark stakes in Monsanto and other biotechnology/agricultural stocks. Successful stock selection and an overweighting in health care supplies also helped. Favorable currency movements further aided performance due to the fund's foreign investments. On the downside, out-of-benchmark positions in personal products dampened relative returns, as did underweighting health care equipment and less-favorable stock selection in the managed health care group. Looking at individual holdings, health care supplies firm Inverness Medical Innovations and health care services provider Express Scripts were among the top contributors to performance, as was an out-of-benchmark position in German diversified chemical and pharmaceuticals company Bayer. Underweighting pharmaceutical firm Wyeth helped further, as this index component lagged. Detractors included personal products provider Bare Escentuals, assisted-living company Brookdale Senior Living and biotechnology firm OSI Pharmaceuticals. Underweighting managed health care company and index component Aetna also dampened returns, as this stock performed well. It was not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Health Care Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Merck & Co., Inc.	7.6	6.4
Johnson & Johnson	6.9	8.1
Schering-Plough Corp.	4.3	1.9
UnitedHealth Group, Inc.	4.1	6.1
Wyeth	3.5	3.0
Bristol-Myers Squibb Co.	3.1	0.8
Becton, Dickinson & Co.	3.0	1.6
Gilead Sciences, Inc.	2.8	2.2
Allergan, Inc.	2.6	3.2
Inverness Medical Innovations, Inc.	2.4	1.2
	40.3
Top Industries (% of fund's net assets)
As of September 30, 2007
Pharmaceuticals 34.5%
Health Care Providers & Services 19.5%
Health Care Equipment & Supplies 15.0%
Biotechnology 13.3%
Life Sciences Tools & Services 8.0%
All Others* 9.7%

As of March 31, 2007
Pharmaceuticals 34.9%
Health Care Providers & Services 23.8%
Biotechnology 14.0%
Health Care Equipment & Supplies 12.1%
Life Sciences Tools & Services 2.8%
All Others* 12.4%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Health Care Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BIOTECHNOLOGY - 13.3%
Biotechnology - 13.3%
3SBio, Inc. sponsored ADR	192,800	$ 2,782,104
Acadia Pharmaceuticals, Inc. (a)	55,900	841,295
Alexion Pharmaceuticals, Inc. (a)	3,700	241,055
Alnylam Pharmaceuticals, Inc. (a)	129,200	4,233,884
Amgen, Inc. (a)	307,740	17,408,852
Amylin Pharmaceuticals, Inc. (a)	65,900	3,295,000
Arena Pharmaceuticals, Inc. (a)	41,300	452,235
Biogen Idec, Inc. (a)	70,032	4,645,223
Celgene Corp. (a)	205,700	14,668,467
Cephalon, Inc. (a)	41,300	3,017,378
Cougar Biotechnology, Inc. (a)	4,700	119,850
CSL Ltd.	39,942	3,804,698
CytRx Corp. (a)	240,100	830,746
deCODE genetics, Inc. (a)(d)	199,100	690,877
Dyadic International, Inc. (a)	65,000	92,625
Genentech, Inc. (a)	63,271	4,936,403
Genmab AS (a)	6,600	410,310
Genzyme Corp. (a)	96,668	5,989,549
Gilead Sciences, Inc. (a)	555,500	22,703,285
Grifols SA	26,332	604,546
GTx, Inc. (a)	48,800	794,464
Human Genome Sciences, Inc. (a)	58,700	604,023
Isis Pharmaceuticals, Inc. (a)(d)	64,328	962,990
MannKind Corp. (a)	9,100	88,088
Memory Pharmaceuticals Corp. (a)	807,200	1,436,816
Molecular Insight Pharmaceuticals, Inc.	92,300	626,717
Myriad Genetics, Inc. (a)	17,300	902,195
ONYX Pharmaceuticals, Inc. (a)	15,700	683,264
Orchid Cellmark, Inc. (a)	1,200	6,708
OREXIGEN Therapeutics, Inc.	17,700	233,817
OSI Pharmaceuticals, Inc. (a)	44,750	1,521,053
PDL BioPharma, Inc. (a)	78,257	1,691,134
Progenics Pharmaceuticals, Inc. (a)	48,700	1,076,757
Theravance, Inc. (a)	105,200	2,744,668
Vertex Pharmaceuticals, Inc. (a)	34,700	1,332,827
Zymogenetics, Inc. (a)(d)	20,923	273,045
		106,746,948
CHEMICALS - 1.3%
Diversified Chemicals - 0.7%
Bayer AG sponsored ADR	68,716	5,452,615
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Fertilizers & Agricultural Chemicals - 0.5%
Agrium, Inc.	8,000	$ 435,837
Monsanto Co.	16,349	1,401,763
Potash Corp. of Saskatchewan, Inc.	18,300	1,934,310
		3,771,910
Specialty Chemicals - 0.1%
Lonza Group AG	8,115	885,285
TOTAL CHEMICALS		10,109,810
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Clean Harbors, Inc. (a)	15,700	698,964
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit	154,100	1,279,030
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
CVS Caremark Corp.	108,832	4,313,012
FOOD PRODUCTS - 1.4%
Agricultural Products - 0.4%
Bunge Ltd.	8,400	902,580
Nutreco Holding NV	26,400	1,866,132
		2,768,712
Packaged Foods & Meats - 1.0%
BioMar Holding AS	13,750	604,945
Cermaq ASA	182,800	3,390,837
Leroy Seafood Group ASA	35,800	816,806
Marine Harvest ASA (a)	2,523,000	3,210,495
		8,023,083
TOTAL FOOD PRODUCTS		10,791,795
HEALTH CARE EQUIPMENT & SUPPLIES - 14.9%
Health Care Equipment - 11.9%
American Medical Systems Holdings, Inc. (a)(d)	100,800	1,708,560
ArthroCare Corp. (a)	47,303	2,643,765
Aspect Medical Systems, Inc. (a)(d)	272,940	3,703,796
Baxter International, Inc.	319,220	17,965,702
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Beckman Coulter, Inc.	5,300	$ 390,928
Becton, Dickinson & Co.	290,000	23,794,500
BioLase Technology, Inc. (a)	58,300	398,772
C.R. Bard, Inc.	179,600	15,838,924
Covidien Ltd. (a)	88,300	3,664,450
Electro-Optical Sciences, Inc. (a)	355,800	1,956,900
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	18,650	47,588
Gen-Probe, Inc. (a)	23,000	1,531,340
Golden Meditech Co. Ltd.	756,000	346,207
Gyrus Group PLC (a)	85,949	672,715
Hologic, Inc. (a)	11,500	701,500
I-Flow Corp. (a)	187,249	3,480,959
Integra LifeSciences Holdings Corp. (a)	48,600	2,360,988
Intuitive Surgical, Inc. (a)	2,800	644,000
Kinetic Concepts, Inc. (a)	3,200	180,096
Kyphon, Inc. (a)	19,100	1,337,000
Medtronic, Inc.	31,200	1,759,992
Meridian Bioscience, Inc.	4,300	130,376
Mindray Medical International Ltd. sponsored ADR	2,700	115,965
NeuroMetrix, Inc. (a)	73,841	644,632
Orthofix International NV (a)	8,600	421,142
Quidel Corp. (a)	22,168	433,606
Respironics, Inc. (a)	82,400	3,957,672
Sirona Dental Systems, Inc. (a)	32,300	1,152,141
Stryker Corp.	34,600	2,379,096
The Spectranetics Corp. (a)	65,000	876,200
ThermoGenesis Corp. (a)	138,900	309,747
		95,549,259
Health Care Supplies - 3.0%
Align Technology, Inc. (a)	29,797	754,758
Cooper Companies, Inc.	21,000	1,100,820
Inverness Medical Innovations, Inc. (a)	346,500	19,168,380
Omega Pharma SA	21,846	1,915,872
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	296,000	760,004
		23,699,834
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		119,249,093
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 19.5%
Health Care Distributors & Services - 3.2%
Chindex International, Inc. (a)(d)	6,800	$ 164,152
Henry Schein, Inc. (a)	32,700	1,989,468
McKesson Corp.	282,000	16,578,780
Profarma Distribuidora de Produtos Farmaceuticos SA	365,400	7,176,432
		25,908,832
Health Care Facilities - 4.1%
Acibadem Saglik Hizmetleri AS	357,405	2,664,992
Apollo Hospitals Enterprise Ltd.	121,177	1,482,936
Bangkok Dusit Medical Service PCL (For. Reg.)	640,600	743,145
Brookdale Senior Living, Inc. (d)	247,646	9,858,787
Bumrungrad Hospital PCL (For. Reg.)	1,508,600	1,970,228
Community Health Systems, Inc. (a)	23,600	741,984
Emeritus Corp. (a)	154,731	4,193,210
LifePoint Hospitals, Inc. (a)	132,300	3,970,323
Raffles Medical Group Ltd.	64,000	65,051
Southern Cross Healthcare Group	36,900	385,084
Sun Healthcare Group, Inc. (a)	295,982	4,945,859
Tenet Healthcare Corp. (a)	85,900	288,624
VCA Antech, Inc. (a)	33,000	1,377,750
		32,687,973
Health Care Services - 4.5%
AMN Healthcare Services, Inc. (a)	21,500	402,695
athenahealth, Inc.	600	20,346
Diagnosticos da America SA	294,600	6,763,103
Express Scripts, Inc. (a)	175,465	9,794,456
HAPC, Inc.	360,300	2,111,358
Health Grades, Inc. (a)	401,239	2,367,310
Healthways, Inc. (a)	14,700	793,359
HMS Holdings Corp. (a)	46,200	1,136,982
LHC Group, Inc. (a)	174,101	3,737,948
Matria Healthcare, Inc. (a)	5,400	141,264
Nighthawk Radiology Holdings, Inc. (a)	239,700	5,875,047
Omnicare, Inc.	70,400	2,332,352
Rural/Metro Corp. (a)	150,100	484,823
		35,961,043
Managed Health Care - 7.7%
Health Net, Inc. (a)	79,200	4,280,760
Healthspring, Inc. (a)	44,000	858,000
Humana, Inc. (a)	206,396	14,422,952
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
UnitedHealth Group, Inc.	672,900	$ 32,588,547
WellPoint, Inc. (a)	122,000	9,628,240
		61,778,499
TOTAL HEALTH CARE PROVIDERS & SERVICES		156,336,347
HEALTH CARE TECHNOLOGY - 2.3%
Health Care Technology - 2.3%
Allscripts Healthcare Solutions, Inc. (a)(d)	182,253	4,926,299
Cerner Corp. (a)	86,400	5,167,584
Eclipsys Corp. (a)	145,900	3,402,388
Health Corp. (a)(d)	264,600	3,749,382
SXC Health Solutions Corp. (a)	11,400	181,345
Vital Images, Inc. (a)	40,200	784,704
		18,211,702
INSURANCE - 1.0%
Life & Health Insurance - 1.0%
Universal American Financial Corp. (a)	344,101	7,848,944
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. Class A (a)	33,800	1,760,980
LIFE SCIENCES TOOLS & SERVICES - 8.0%
Life Sciences Tools & Services - 8.0%
AMAG Pharmaceuticals, Inc. (a)	88,500	5,062,200
Applera Corp. - Applied Biosystems Group	82,400	2,854,336
Bruker BioSciences Corp. (a)	496,147	4,366,094
Covance, Inc. (a)	34,300	2,671,970
Exelixis, Inc. (a)	198,800	2,105,292
Illumina, Inc. (a)	54,600	2,832,648
Luminex Corp. (a)	35,064	528,765
Millipore Corp. (a)	75,600	5,730,480
PerkinElmer, Inc.	396,509	11,582,028
Pharmaceutical Product Development, Inc.	43,600	1,545,184
QIAGEN NV (a)	130,600	2,534,946
Thermo Fisher Scientific, Inc. (a)	258,000	14,891,760
Third Wave Technologies, Inc. (a)	42,990	371,004
Waters Corp. (a)	107,600	7,200,592
		64,277,299
Common Stocks - continued
	Shares	Value
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	14,700	$ 571,830
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Bare Escentuals, Inc.	52,536	1,306,570
Hengan International Group Co. Ltd.	500,000	1,878,091
Natura Cosmeticos SA	64,800	775,974
		3,960,635
PHARMACEUTICALS - 34.5%
Pharmaceuticals - 34.5%
Abbott Laboratories	140,500	7,533,610
Adams Respiratory Therapeutics, Inc. (a)(d)	50,774	1,956,830
Allergan, Inc.	327,800	21,133,266
Alpharma, Inc. Class A	30,300	647,208
Aurobindo Pharma Ltd.	40,140	608,527
Barr Pharmaceuticals, Inc. (a)	127,300	7,244,643
BioMimetic Therapeutics, Inc. (a)	138,400	1,846,256
Bristol-Myers Squibb Co.	860,700	24,805,374
China Shineway Pharmaceutical Group Ltd.	1,816,000	1,308,181
Collagenex Pharmaceuticals, Inc. (a)	45,700	410,386
Eczacibasi ILAC Sanayi TAS (a)	95,000	409,279
Elan Corp. PLC sponsored ADR (a)	30,000	631,200
Endo Pharmaceuticals Holdings, Inc. (a)	59,300	1,838,893
Forest Laboratories, Inc. (a)	14,200	529,518
Jazz Pharmaceuticals, Inc. (a)	38,400	430,080
Johnson & Johnson	837,500	55,023,750
Merck & Co., Inc.	1,174,700	60,720,243
Nastech Pharmaceutical Co., Inc. (a)(d)	134,800	1,794,188
Nexmed, Inc. (a)	844,000	1,392,600
Novo Nordisk AS Series B sponsored ADR	3,500	423,640
Pfizer, Inc.	222,800	5,443,004
Schering-Plough Corp.	1,083,500	34,271,105
Shire PLC	18,600	458,676
Shire PLC sponsored ADR	135,700	10,039,086
Sirtris Pharmaceuticals, Inc.	3,900	66,612
Stada Arzneimittel AG (d)	22,000	1,434,642
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,700	1,231,819
Wyeth	624,900	27,839,295
XenoPort, Inc. (a)(d)	99,300	4,672,065
		276,143,976
Common Stocks - continued
	Shares	Value
SOFTWARE - 0.1%
Systems Software - 0.1%
Quality Systems, Inc.	18,337	$ 671,684
WATER UTILITIES - 0.2%
Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	32,400	1,600,560
TOTAL COMMON STOCKS (Cost $674,839,245)		784,572,609
Convertible Bonds - 0.1%
	Principal Amount
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e) (Cost $851,000)	$ 851,000	1,089,280
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	10,951,887	10,951,887
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	14,854,781	14,854,781
TOTAL MONEY MARKET FUNDS (Cost $25,806,668)		25,806,668
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $701,496,913)		811,468,557
NET OTHER ASSETS - (1.4)%		(11,366,947)
NET ASSETS - 100%		$ 800,101,610
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,089,280 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,588 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 904,514
Fidelity Securities Lending Cash Central Fund	195,876
Total	$ 1,100,390
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.8%
Brazil	2.0%
United Kingdom	1.6%
Others (individually less than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $14,372,140) - See accompanying schedule: Unaffiliated issuers (cost $675,690,245)	$ 785,661,889
Fidelity Central Funds (cost $25,806,668)	25,806,668
Total Investments (cost $701,496,913)		$ 811,468,557
Foreign currency held at value (cost $58,482)		58,458
Receivable for investments sold		11,804,677
Dividends receivable		753,478
Interest receivable		9,645
Distributions receivable from Fidelity Central Funds		73,764
Total assets		824,168,579

Liabilities
Payable for investments purchased	$ 9,182,027
Payable for fund shares redeemed	80
Other payables and accrued expenses	30,081
Collateral on securities loaned, at value	14,854,781
Total liabilities		24,066,969

Net Assets		$ 800,101,610
Net Assets consist of:
Paid in capital		$ 690,134,931
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		109,966,679
Net Assets, for 6,687,224 shares outstanding		$ 800,101,610
Net Asset Value, offering price and redemption price per share ($800,101,610 ÷ 6,687,224 shares)		$ 119.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 9,230,773
Interest		11,160
Income from Fidelity Central Funds (including $195,876 from security lending)		1,100,390
Total income		10,342,323

Expenses
Custodian fees and expenses	$ 90,539
Independent directors' compensation	2,740
Total expenses before reductions	93,279
Expense reductions	(7,794)	85,485
Net investment income (loss)		10,256,838
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $83,481)	38,589,146
Foreign currency transactions	(127,824)
Total net realized gain (loss)		38,461,322
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $7,534)	60,472,421
Assets and liabilities in foreign currencies	5,523
Total change in net unrealized appreciation (depreciation)		60,477,944
Net gain (loss)		98,939,266
Net increase (decrease) in net assets resulting from operations		$ 109,196,104

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,256,838	$ 2,813,206
Net realized gain (loss)	38,461,322	(1,159,476)
Change in net unrealized appreciation (depreciation)	60,477,944	50,297,408
Net increase (decrease) in net assets resulting from operations	109,196,104	51,951,138
Distributions to partners from net investment income	(10,442,595)	(2,714,329)
Affiliated share transactions Proceeds from sales of shares	2,764,113	17,303,311
Contributions in-kind	-	793,926,251
Reinvestment of distributions	316	-
Cost of shares redeemed	(161,882,699)	-
Net increase (decrease) in net assets resulting from share transactions	(159,118,270)	811,229,562
Total increase (decrease) in net assets	(60,364,761)	860,466,371

Net Assets
Beginning of period	860,466,371	-
End of period	$ 800,101,610	$ 860,466,371
Other Information Shares
Sold	25,014	166,443
Issued for in-kind contributions	-	7,939,263
Issued in reinvestment of distributions	3	-
Redeemed	(1,443,499)	-
Net increase (decrease)	(1,418,482)	8,105,706

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.41	.35
Net realized and unrealized gain (loss)	13.52	6.15
Total from investment operations	14.93	6.50
Distributions to partners from net investment income	(1.44)	(.34)
Net asset value, end of period	$ 119.65	$ 106.16
Total Return A, B	14.18%	6.50%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	-% F
Expenses net of fee waivers, if any	.01%	-% F
Expenses net of all reductions	.01%	-% F
Net investment income (loss)	1.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 800,102	$ 860,466
Portfolio turnover rate E	113%	27% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Industrials Central Fund	28.69%	30.74%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Industrials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Industrials Index performed over the same period.

Annual Report

Fidelity Industrials Central Fund

Management's Discussion of Fund Performance

Comments from Tobias Welo, who became Portfolio Manager of Fidelity® Industrials Central Fund on January 4, 2007

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

During the past year, the fund returned 28.69%, topping the 26.03% return of the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Industrials Index and also beating the S&P 500®. A significant overweighting in the strong-performing construction and engineering group - along with good stock selection there - aided the fund's performance versus the sector benchmark. Also helpful were stock selection in heavy electrical equipment and an underweighting in the air freight and logistics group. Two contributors from construction and engineering - Shaw Group and Fluor - benefited from robust infrastructure spending in emerging markets, along with healthy capital spending outlays from energy exploration and production companies. Honeywell International also was a key contributor, along with Switzerland-based ABB, a provider of commercial and industrial power transmission and automation equipment. Conversely, unrewarding stock selection and a sizable underweighting in industrial conglomerates dampened performance, as did an underweighting in construction and farm machinery/heavy trucks, and unrewarding picks in environmental and facility services. General Electric (GE) was our biggest detractor given the stock's weakness earlier in the period, when the fund carried a heavier weighting, and its subsequent rally after I'd trimmed the position. US Airways Group also hurt performance, along with Brinks - a provider of money transportation and residential security - and building products provider Masco.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Industrials Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	11.1	17.1
United Technologies Corp.	6.8	7.5
Honeywell International, Inc.	4.1	5.6
3M Co.	3.8	0.0
Lockheed Martin Corp.	3.0	0.0
Danaher Corp.	3.0	3.4
Emerson Electric Co.	2.9	3.2
Raytheon Co.	2.4	2.3
Union Pacific Corp.	2.3	2.0
Illinois Tool Works, Inc.	2.3	2.6
	41.7
Top Industries (% of fund's net assets)
As of September 30, 2007
Aerospace & Defense 19.6%
Machinery 19.1%
Industrial Conglomerates 17.9%
Electrical Equipment 8.6%
Road & Rail 7.9%
All Others* 26.9%

As of March 31, 2007
Industrial Conglomerates 23.4%
Aerospace & Defense 18.5%
Machinery 12.0%
Road & Rail 7.5%
Electrical Equipment 7.1%
All Others* 31.5%

* Includes short-term investments and net other assets.

Annual Report

Fidelity Industrials Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AEROSPACE & DEFENSE - 19.6%
Aerospace & Defense - 19.6%
General Dynamics Corp.	194,600	$ 16,437,862
Honeywell International, Inc.	569,570	33,872,328
Lockheed Martin Corp.	230,400	24,996,096
Raytheon Co.	303,000	19,337,460
Rockwell Collins, Inc.	68,900	5,032,456
Spirit AeroSystems Holdings, Inc. Class A (d)	142,600	5,552,844
United Technologies Corp.	691,100	55,619,728
		160,848,774
AIR FREIGHT & LOGISTICS - 1.1%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	112,200	6,091,338
Panalpina Welttransport Holding AG	15,120	2,519,675
		8,611,013
AIRLINES - 1.8%
Airlines - 1.8%
Delta Air Lines, Inc. (a)	232,914	4,180,806
UAL Corp. (a)	83,400	3,880,602
US Airways Group, Inc. (a)	244,899	6,428,599
		14,490,007
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	71,000	8,385,810
AUTOMOBILES - 1.3%
Automobile Manufacturers - 1.3%
DaimlerChrysler AG	107,600	10,781,520
BUILDING PRODUCTS - 1.7%
Building Products - 1.7%
Lennox International, Inc.	112,700	3,809,260
Masco Corp. (d)	432,600	10,023,342
		13,832,602
CHEMICALS - 3.2%
Fertilizers & Agricultural Chemicals - 0.7%
Agrium, Inc.	107,000	5,829,321
Industrial Gases - 1.7%
Airgas, Inc.	267,300	13,800,699
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - 0.8%
Albemarle Corp.	14,600	$ 645,320
Ecolab, Inc.	122,000	5,758,400
		6,403,720
TOTAL CHEMICALS		26,033,740
COMMERCIAL SERVICES & SUPPLIES - 7.2%
Diversified Commercial & Professional Services - 2.5%
Equifax, Inc.	129,800	4,947,976
The Brink's Co.	275,101	15,372,644
		20,320,620
Environmental & Facility Services - 4.7%
Allied Waste Industries, Inc. (a)	1,181,100	15,059,025
Casella Waste Systems, Inc. Class A (a)	108,949	1,366,220
Fuel Tech, Inc. (a)	131,767	2,910,733
Stericycle, Inc. (a)	14,800	845,968
Waste Connections, Inc. (a)	137,300	4,360,648
Waste Management, Inc.	376,900	14,224,206
		38,766,800
TOTAL COMMERCIAL SERVICES & SUPPLIES		59,087,420
CONSTRUCTION & ENGINEERING - 5.1%
Construction & Engineering - 5.1%
Chicago Bridge & Iron Co. NV (NY Shares)	147,275	6,341,662
Fluor Corp.	48,270	6,949,915
Great Lakes Dredge & Dock Corp. (a)	37,600	329,376
Jacobs Engineering Group, Inc. (a)	71,188	5,380,389
Outotec Oyj	29,900	2,110,551
Quanta Services, Inc. (a)	176,128	4,658,586
Shaw Group, Inc. (a)	275,900	16,029,790
		41,800,269
ELECTRICAL EQUIPMENT - 8.6%
Electrical Components & Equipment - 5.6%
AMETEK, Inc.	127,550	5,512,711
Cooper Industries Ltd. Class A	204,000	10,422,360
Emerson Electric Co.	454,400	24,183,168
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - CONTINUED
Electrical Components & Equipment - continued
General Cable Corp. (a)	44,100	$ 2,959,992
Genlyte Group, Inc. (a)	44,400	2,853,144
		45,931,375
Heavy Electrical Equipment - 3.0%
ABB Ltd. sponsored ADR	355,800	9,332,634
Alstom SA	38,700	7,867,897
Suzlon Energy Ltd.	76,543	2,800,594
Vestas Wind Systems AS (a)	57,000	4,503,085
		24,504,210
TOTAL ELECTRICAL EQUIPMENT		70,435,585
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Itron, Inc. (a)(d)	49,000	4,560,430
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	75,000	3,171,750
INDUSTRIAL CONGLOMERATES - 17.9%
Industrial Conglomerates - 17.9%
3M Co.	330,200	30,900,116
General Electric Co.	2,195,496	90,893,532
Siemens AG sponsored ADR	99,300	13,628,925
Tyco International Ltd.	261,575	11,598,236
		147,020,809
MACHINERY - 19.1%
Construction & Farm Machinery & Heavy Trucks - 6.0%
Bucyrus International, Inc. Class A	142,100	10,363,353
Cummins, Inc.	120,034	15,351,148
Navistar International Corp. (a)	58,700	3,621,790
Oshkosh Truck Co.	160,492	9,945,689
PACCAR, Inc.	115,010	9,804,603
		49,086,583
Industrial Machinery - 13.1%
Danaher Corp.	294,100	24,325,011
Donaldson Co., Inc.	110,000	4,593,600
Eaton Corp.	118,982	11,783,977
Flowserve Corp.	130,992	9,978,971
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Harsco Corp.	17,600	$ 1,043,152
IDEX Corp.	136,550	4,969,055
Illinois Tool Works, Inc.	308,600	18,404,904
Ingersoll-Rand Co. Ltd. Class A	211,000	11,493,170
Pall Corp.	114,100	4,438,490
SPX Corp.	117,100	10,838,776
Sulzer AG (Reg.)	3,959	5,679,277
		107,548,383
TOTAL MACHINERY		156,634,966
MARINE - 0.7%
Marine - 0.7%
Kirby Corp. (a)	123,600	5,455,704
METALS & MINING - 1.8%
Diversified Metals & Mining - 1.0%
Titanium Metals Corp. (a)(d)	242,300	8,131,588
Steel - 0.8%
Carpenter Technology Corp.	28,400	3,692,284
Reliance Steel & Aluminum Co.	58,759	3,322,234
		7,014,518
TOTAL METALS & MINING		15,146,106
ROAD & RAIL - 7.9%
Railroads - 4.2%
Burlington Northern Santa Fe Corp.	191,700	15,560,289
Union Pacific Corp.	168,300	19,027,998
		34,588,287
Trucking - 3.7%
Hertz Global Holdings, Inc.	286,100	6,500,192
Knight Transportation, Inc. (d)	175,800	3,025,518
Landstar System, Inc.	142,700	5,989,119
Old Dominion Freight Lines, Inc. (a)	260,899	6,253,749
Ryder System, Inc.	173,000	8,477,000
		30,245,578
TOTAL ROAD & RAIL		64,833,865
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	194,415	$ 4,928,420
TOTAL COMMON STOCKS (Cost $692,428,737)		816,058,790
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $182,090)	$ 6,300,000	378,000
Money Market Funds - 2.3%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	8,123,913	8,123,913
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	10,357,325	10,357,325
TOTAL MONEY MARKET FUNDS (Cost $18,481,238)		18,481,238
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $711,092,065)		834,918,028
NET OTHER ASSETS - (1.9)%		(15,883,240)
NET ASSETS - 100%		$ 819,034,788
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 378,049
Fidelity Securities Lending Cash Central Fund	67,125
Total	$ 445,174
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.6%
Germany	2.9%
Bermuda	2.7%
Switzerland	2.1%
France	1.0%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $10,124,259) - See accompanying schedule: Unaffiliated issuers (cost $692,610,827)	$ 816,436,790
Fidelity Central Funds (cost $18,481,238)	18,481,238
Total Investments (cost $711,092,065)		$ 834,918,028
Foreign currency held at value (cost $31)		32
Receivable for investments sold		3,044,759
Dividends receivable		1,101,929
Distributions receivable from Fidelity Central Funds		37,272
Total assets		839,102,020

Liabilities
Payable for investments purchased	$ 9,663,129
Payable for fund shares redeemed	80
Other payables and accrued expenses	46,698
Collateral on securities loaned, at value	10,357,325
Total liabilities		20,067,232

Net Assets		$ 819,034,788
Net Assets consist of:
Paid in capital		$ 695,249,889
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,784,899
Net Assets, for 6,059,115 shares outstanding		$ 819,034,788
Net Asset Value, offering price and redemption price per share ($819,034,788 ÷ 6,059,115 shares)		$ 135.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 11,395,972
Interest		3,134
Income from Fidelity Central Funds (including $67,125 from security lending)		445,174
Total income		11,844,280

Expenses
Custodian fees and expenses	$ 18,455
Independent directors' compensation	2,568
Interest	1,779
Total expenses before reductions	22,802
Expense reductions	(5,477)	17,325
Net investment income (loss)		11,826,955
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	70,297,864
Foreign currency transactions	(33,783)
Total net realized gain (loss)		70,264,081
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $41,474)	112,741,483
Assets and liabilities in foreign currencies	410
Total change in net unrealized appreciation (depreciation)		112,741,893
Net gain (loss)		183,005,974
Net increase (decrease) in net assets resulting from operations		$ 194,832,929

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,826,955	$ 2,947,704
Net realized gain (loss)	70,264,081	(4,493,149)
Change in net unrealized appreciation (depreciation)	112,741,893	51,229,209
Net increase (decrease) in net assets resulting from operations	194,832,929	49,683,764
Distributions to partners from net investment income	(11,626,948)	(2,892,297)
Affiliated share transactions Proceeds from sales of shares	4,230,850	-
Contributions in-kind	-	706,294,061
Reinvestment of distributions	386	-
Cost of shares redeemed	(120,102,965)	(1,384,992)
Net increase (decrease) in net assets resulting from share transactions	(115,871,729)	704,909,069
Total increase (decrease) in net assets	67,334,252	751,700,536

Net Assets
Beginning of period	751,700,536	-
End of period	$ 819,034,788	$ 751,700,536
Other Information Shares
Sold	35,451	-
Issued for in-kind contributions	-	7,062,942
Issued in reinvestment of distributions	3	-
Redeemed	(1,025,786)	(13,495)
Net increase (decrease)	(990,332)	7,049,447

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.84	.42
Net realized and unrealized gain (loss)	28.51	6.62
Total from investment operations	30.35	7.04
Distributions to partners from net investment income	(1.81)	(.41)
Net asset value, end of period	$ 135.17	$ 106.63
Total Return A, B	28.69%	7.04%
Ratios to Average Net Assets D, H
Expenses before reductions	-% F	-% F
Expenses net of fee waivers, if any	-% F	-% F
Expenses net of all reductions	-% F	-% F
Net investment income (loss)	1.53%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 819,035	$ 751,701
Portfolio turnover rate E	92%	7% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Information Technology Central Fund	29.41%	41.01%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Information Technology Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Information Technology Index performed over the same period.

Annual Report

Fidelity Information Technology Central Fund

Management's Discussion of Fund Performance

Yun-Min Chai, Portfolio Manager of Fidelity® Information Technology Central Fund

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

During the past year, the fund returned 29.41%, topping the 23.20% return of the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Information Technology Index and also beating the S&P 500®. Favorable stock selection and a significant underweighting in the relatively weak systems software segment aided performance versus the sector index. My picks in communications equipment were helpful as well. Lastly, currency fluctuations added to the fund's absolute performance given its sizable foreign exposure. Canada's Research In Motion was our top contributor. Accelerating demand for the company's popular BlackBerry personal digital messaging devices helped it deliver solid second-quarter earnings. Another Canadian stock, Sandvine, had a positive impact. The company makes Internet traffic monitoring equipment. Significantly underweighting poorly performing software giant Microsoft - a key benchmark constituent that the fund did not own at period end - proved timely, while overweighting network equipment maker Juniper Networks also was beneficial. Conversely, underweighting the strong-performing computer hardware segment hurt performance, as did an overweighting and unfavorable stock selection in semiconductors, in large part due to Marvell Technology Group. Controversy about the company's stock options backdating policies and disappointing earnings guidance hampered the stock. Not owning International Business Machines (IBM), a major index component, proved unrewarding, and underweighting networking equipment maker Cisco Systems further detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Information Technology Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	8.0	4.7
Google, Inc. Class A (sub. vtg.)	6.7	5.0
Apple, Inc.	4.8	5.2
Research In Motion Ltd.	4.0	5.0
Marvell Technology Group Ltd.	3.5	4.3
F5 Networks, Inc.	3.1	1.6
Network Appliance, Inc.	2.7	0.2
Broadcom Corp. Class A	2.1	2.4
Juniper Networks, Inc.	2.0	2.6
Advanced Micro Devices, Inc.	1.9	0.5
	38.8
Top Industries (% of fund's net assets)
As of September 30, 2007
Communications Equipment 27.9%
Semiconductors & Semiconductor Equipment 24.5%
Computers & Peripherals 14.0%
Software 11.0%
Internet Software & Services 9.6%
All Others* 13.0%

As of March 31, 2007
Communications Equipment 28.1%
Semiconductors & Semiconductor Equipment 25.5%
Software 14.8%
Computers & Peripherals 13.5%
Internet Software & Services 9.4%
All Others* 8.7%
* Includes short-term investments and net other assets.

Annual Report

Fidelity Information Technology Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Diversified Commercial & Professional Services - 1.1%
China Security & Surveillance Technology, Inc. (a)	511,300	$ 12,424,590
Human Resource & Employment Services - 0.1%
Kenexa Corp. (a)	54,500	1,677,510
TOTAL COMMERCIAL SERVICES & SUPPLIES		14,102,100
COMMUNICATIONS EQUIPMENT - 27.9%
Communications Equipment - 27.9%
AAC Acoustic Technology Holdings, Inc. (a)	1,670,000	2,060,150
Adtran, Inc.	209,700	4,829,391
Airvana, Inc.	646,200	3,909,510
AudioCodes Ltd. (a)	264,100	1,444,627
Avocent Corp. (a)	364,247	10,606,873
Balda AG (a)	114,500	1,102,120
Blue Coat Systems, Inc. (a)	68,700	5,410,812
Cisco Systems, Inc. (a)	2,763,300	91,492,864
CommScope, Inc. (a)	25,000	1,256,000
Comtech Group, Inc. (a)	815,583	14,851,766
Comverse Technology, Inc. (a)	456,600	9,040,680
Delta Networks, Inc.	361,000	153,245
Extreme Networks, Inc. (a)	523,900	2,011,776
F5 Networks, Inc. (a)	969,202	36,044,622
Finisar Corp. (a)(d)	1,813,900	5,078,920
Foundry Networks, Inc. (a)	391,500	6,956,955
Foxconn International Holdings Ltd. (a)	2,928,000	8,022,589
Gemtek Technology Corp.	446,929	1,122,972
Harris Stratex Networks, Inc. Class A (a)	450,400	7,868,488
Infinera Corp.	2,800	56,420
Juniper Networks, Inc. (a)	630,300	23,075,283
Mogem Co. Ltd. (e)	398,390	2,616,318
Motorola, Inc.	639,300	11,846,229
Nokia Corp. sponsored ADR	229,100	8,689,763
Opnext, Inc.	50,000	580,000
Powerwave Technologies, Inc. (a)(d)	1,652,400	10,178,784
Research In Motion Ltd. (a)	461,700	45,500,537
Sonus Networks, Inc. (a)	633,600	3,864,960
Starent Networks Corp.	1,300	27,443
		319,700,097
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - 14.0%
Computer Hardware - 7.1%
Apple, Inc. (a)	356,800	$ 54,783,072
Diebold, Inc.	75,800	3,442,836
Foxconn Technology Co. Ltd.	181,000	2,096,461
High Tech Computer Corp.	109,200	1,601,109
NCR Corp. (a)	42,300	2,106,540
Palm, Inc. (a)	328,200	5,339,814
Sun Microsystems, Inc. (a)	2,080,100	11,669,361
		81,039,193
Computer Storage & Peripherals - 6.9%
ASUSTeK Computer, Inc.	1,192,511	3,628,507
Brocade Communications Systems, Inc. (a)	343,400	2,939,504
EMC Corp. (a)	954,900	19,861,920
Innolux Display Corp.	717,489	3,077,937
Netezza Corp.	217,100	2,715,921
Network Appliance, Inc. (a)	1,150,400	30,957,264
SanDisk Corp. (a)	297,100	16,370,210
STEC, Inc. (a)	21,600	164,808
		79,716,071
TOTAL COMPUTERS & PERIPHERALS		160,755,264
DIVERSIFIED CONSUMER SERVICES - 1.2%
Education Services - 1.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	205,700	13,691,392
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Alternative Carriers - 0.0%
Aruba Networks, Inc. (d)	13,100	262,000
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 1.1%
Evergreen Solar, Inc. (a)	100,000	893,000
General Cable Corp. (a)	13,400	899,408
Neo-Neon Holdings Ltd.	458,000	595,046
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	145,500	5,805,450
Superior Essex, Inc. (a)	112,800	4,205,184
		12,398,088
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
Electronic Equipment & Instruments - 1.2%
Chi Mei Optoelectronics Corp.	515,840	$ 599,060
Chroma ATE, Inc.	668,000	1,637,506
Chunghwa Picture Tubes LTD. (a)	2,716,000	773,979
ENE Technology, Inc.	283,000	1,586,916
Motech Industries, Inc.	321,314	3,495,216
Motech Industries, Inc. GDR (a)(f)	130,719	1,420,467
National Instruments Corp.	68,200	2,341,306
Test Research, Inc.	638,380	1,353,636
Vishay Intertechnology, Inc. (a)	89,200	1,162,276
		14,370,362
Electronic Manufacturing Services - 2.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,655,355	12,477,933
Jabil Circuit, Inc. (d)	426,500	9,741,260
KEMET Corp. (a)	664,400	4,883,340
Molex, Inc.	150,400	4,050,272
		31,152,805
Technology Distributors - 0.8%
Brightpoint, Inc. (a)	251,700	3,778,017
Mellanox Technologies Ltd.	126,400	2,468,592
Wolfson Microelectronics PLC (a)	482,500	2,411,518
		8,658,127
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		54,181,294
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	800	27,128
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Cerner Corp. (a)	30,000	1,794,300
HOUSEHOLD DURABLES - 1.3%
Consumer Electronics - 1.3%
Harman International Industries, Inc.	27,700	2,396,604
Merry Electronics Co. Ltd.	257,240	1,024,704
Tele Atlas NV (a)	398,000	11,577,979
		14,999,287
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 0.0%
iRobot Corp. (a)(d)	4,800	$ 95,424
TOTAL HOUSEHOLD DURABLES		15,094,711
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	1,700	35,156
INTERNET SOFTWARE & SERVICES - 9.6%
Internet Software & Services - 9.6%
Akamai Technologies, Inc. (a)	150,700	4,329,611
Equinix, Inc. (a)	48,300	4,283,727
Google, Inc. Class A (sub. vtg.) (a)	136,340	77,341,592
LivePerson, Inc. (a)	832,700	5,129,432
Omniture, Inc. (a)	279,600	8,477,472
Openwave Systems, Inc.	88,100	385,878
SAVVIS, Inc. (a)	125,800	4,878,524
Switch & Data Facilities Co., Inc.	3,400	55,386
Visual Sciences, Inc. (a)(d)	396,500	5,725,460
		110,607,082
IT SERVICES - 2.2%
Data Processing & Outsourced Services - 0.2%
WNS Holdings Ltd. ADR (a)	150,000	2,580,000
IT Consulting & Other Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	205,400	16,384,758
RightNow Technologies, Inc. (a)	396,565	6,380,731
		22,765,489
TOTAL IT SERVICES		25,345,489
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Shin Zu Shing Co. Ltd.	275,000	2,089,781
MEDIA - 0.4%
Advertising - 0.4%
Focus Media Holding Ltd. ADR (a)(d)	77,600	4,502,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.5%
Semiconductor Equipment - 2.6%
Applied Materials, Inc.	390,600	8,085,420
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	312,700	$ 10,275,322
Global Unichip Corp.	156,139	1,220,023
LTX Corp. (a)	685,600	2,447,592
Tessera Technologies, Inc. (a)	211,700	7,938,750
		29,967,107
Semiconductors - 21.9%
Advanced Analog Technology, Inc.	572,770	2,878,329
Advanced Micro Devices, Inc. (a)(d)	1,640,700	21,657,240
Altera Corp.	383,300	9,229,864
AMIS Holdings, Inc. (a)	372,565	3,617,606
Anpec Electronics Corp.	443,996	1,482,934
Applied Micro Circuits Corp. (a)	1,770,605	5,595,112
Atheros Communications, Inc. (a)	326,800	9,794,196
Atmel Corp. (a)	1,113,900	5,747,724
AuthenTec, Inc.	26,500	265,000
Broadcom Corp. Class A (a)	656,800	23,933,792
Cavium Networks, Inc.	281,491	9,148,458
Cypress Semiconductor Corp. (a)	433,600	12,665,456
Elan Microelectronics Corp.	264,000	595,385
Faraday Technology Corp.	659,000	2,180,849
Formosa Epitaxy, Inc. (a)	1,164,000	1,533,691
Global Mixed-mode Technology, Inc.	327,800	2,460,886
Hittite Microwave Corp. (a)	134,200	5,924,930
Infineon Technologies AG sponsored ADR (a)	809,100	13,900,338
Intel Corp.	216,000	5,585,760
Lattice Semiconductor Corp. (a)	451,100	2,025,439
Marvell Technology Group Ltd. (a)	2,436,520	39,885,832
Maxim Integrated Products, Inc.	86,600	2,541,710
MediaTek, Inc.	136,000	2,450,375
Micrel, Inc.	157,700	1,703,160
Micron Technology, Inc. (a)	304,000	3,374,400
Mindspeed Technologies, Inc. (a)	4,511,596	7,489,249
Monolithic Power Systems, Inc. (a)	210,000	5,334,000
National Semiconductor Corp.	127,300	3,452,376
NVIDIA Corp. (a)	116,250	4,212,900
Omnivision Technologies, Inc. (a)	177,600	4,036,848
ON Semiconductor Corp. (a)	100,000	1,256,000
PMC-Sierra, Inc. (a)	562,500	4,719,375
Richtek Technology Corp.	623,400	7,411,650
Semtech Corp. (a)	169,100	3,463,168
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Silicon Laboratories, Inc. (a)	158,600	$ 6,623,136
SiRF Technology Holdings, Inc. (a)(d)	282,700	6,035,645
Spreadtrum Communications, Inc. ADR	13,500	191,700
Supertex, Inc. (a)	61,200	2,440,656
Taiwan Semiconductor Manufacturing Co. Ltd.	5,074	9,888
Volterra Semiconductor Corp. (a)	201,700	2,476,876
Xilinx, Inc.	41,900	1,095,266
		250,427,199
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		280,394,306
SOFTWARE - 11.0%
Application Software - 5.3%
Ansys, Inc. (a)	185,000	6,321,450
BladeLogic, Inc.	45,773	1,173,620
Concur Technologies, Inc. (a)	71,400	2,250,528
Global Digital Creations Holdings Ltd. (a)	1,382,000	506,660
Informatica Corp. (a)	221,900	3,483,830
NAVTEQ Corp. (a)	232,900	18,159,213
Salesforce.com, Inc. (a)	257,851	13,232,913
Smith Micro Software, Inc. (a)	679,075	10,905,945
SourceForge, Inc. (a)	409,231	1,002,616
Taleo Corp. Class A (a)	5,800	147,378
Verint Systems, Inc. (a)	128,200	3,333,200
		60,517,353
Home Entertainment Software - 1.7%
Gameloft (a)	434,000	3,601,905
Nintendo Co. Ltd.	24,200	12,554,960
Perfect World Co. Ltd. sponsored ADR Class B	3,300	90,123
Take-Two Interactive Software, Inc. (a)(d)	109,600	1,871,968
THQ, Inc. (a)	66,100	1,651,178
		19,770,134
Systems Software - 4.0%
CommVault Systems, Inc.	63,100	1,168,612
Oracle Corp. (a)	269,900	5,843,335
Sandvine Corp. (a)	1,976,900	13,358,238
Sandvine Corp. (U.K.) (a)	1,187,500	7,715,002
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Sourcefire, Inc.	1,700	$ 15,436
VMware, Inc. Class A	207,300	17,620,500
		45,721,123
TOTAL SOFTWARE		126,008,610
TOTAL COMMON STOCKS (Cost $951,489,399)		1,140,989,150
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.12% (b)	5,308,048	5,308,048
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	38,229,650	38,229,650
TOTAL MONEY MARKET FUNDS (Cost $43,537,698)		43,537,698
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $995,027,097)		1,184,526,848
NET OTHER ASSETS - (3.3)%		(37,591,162)
NET ASSETS - 100%		$ 1,146,935,686
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,420,467 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 421,507
Fidelity Securities Lending Cash Central Fund	447,560
Total	$ 869,067
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 4,304,743	$ 3,252,780	$ -	$ 17,537	$ 2,616,318
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.1%
Canada	5.9%
Taiwan	5.2%
Bermuda	3.5%
Cayman Islands	2.6%
Netherlands	1.9%
Germany	1.3%
Japan	1.1%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $36,654,400) - See accompanying schedule: Unaffiliated issuers (cost $944,005,173)	$ 1,138,372,832
Fidelity Central Funds (cost $43,537,698)	43,537,698
Other affiliated issuers (cost $7,484,226)	2,616,318
Total Investments (cost $995,027,097)		$ 1,184,526,848
Receivable for investments sold		19,298,059
Dividends receivable		240,034
Distributions receivable from Fidelity Central Funds		51,817
Total assets		1,204,116,758

Liabilities
Payable to custodian bank	$ 213,750
Payable for investments purchased	18,716,767
Payable for fund shares redeemed	111
Other payables and accrued expenses	20,794
Collateral on securities loaned, at value	38,229,650
Total liabilities		57,181,072

Net Assets		$ 1,146,935,686
Net Assets consist of:
Paid in capital		$ 957,434,051
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		189,501,635
Net Assets, for 7,641,701 shares outstanding		$ 1,146,935,686
Net Asset Value, offering price and redemption price per share ($1,146,935,686 ÷ 7,641,701 shares)		$ 150.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends (including $17,537 earned from other affiliated issuers)		$ 2,815,809
Interest		17,440
Income from Fidelity Central Funds (including $447,560 from security lending)		869,067
Total income		3,702,316

Expenses
Custodian fees and expenses	$ 80,533
Independent directors' compensation	3,534
Interest	25,245
Total expenses before reductions	109,312
Expense reductions	(8,207)	101,105
Net investment income (loss)		3,601,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	152,372,435
Foreign currency transactions	(73,037)
Total net realized gain (loss)		152,299,398
Change in net unrealized appreciation (depreciation) on: Investment securities	121,405,393
Assets and liabilities in foreign currencies	3,114
Total change in net unrealized appreciation (depreciation)		121,408,507
Net gain (loss)		273,707,905
Net increase (decrease) in net assets resulting from operations		$ 277,309,116

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,601,211	$ 1,289,131
Net realized gain (loss)	152,299,398	10,750,426
Change in net unrealized appreciation (depreciation)	121,408,507	135,581,844
Net increase (decrease) in net assets resulting from operations	277,309,116	147,621,401
Distributions to partners from net investment income	(3,568,158)	(1,249,878)
Affiliated share transactions Proceeds from sales of shares	5,997,559	19,589,918
Contributions in-kind	-	887,699,263
Reinvestment of distributions	137	-
Cost of shares redeemed	(186,463,672)	-
Net increase (decrease) in net assets resulting from share transactions	(180,465,976)	907,289,181
Total increase (decrease) in net assets	93,274,982	1,053,660,704

Net Assets
Beginning of period	1,053,660,704	-
End of period	$ 1,146,935,686	$ 1,053,660,704
Other Information Shares
Sold	46,268	177,478
Issued for in-kind contributions	-	8,876,993
Issued in reinvestment of distributions	1	-
Redeemed	(1,459,039)	-
Net increase (decrease)	(1,412,770)	9,054,471

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) C	.44	.14
Net realized and unrealized gain (loss)	33.72	16.37
Total from investment operations	34.16	16.51
Distributions to partners from net investment income	(.44)	(.14)
Net asset value, end of period	$ 150.09	$ 116.37
Total Return A, B	29.41%	16.51%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	-% F
Expenses net of fee waivers, if any	.01%	-% F
Expenses net of all reductions	.01%	-% F
Net investment income (loss)	.34%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,146,936	$ 1,053,661
Portfolio turnover rate E	168%	72% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Materials Central Fund	44.20%	40.88%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Materials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Materials Index performed over the same period.

Annual Report

Fidelity Materials Central Fund

Management's Discussion of Fund Performance

Comments from Duffy Fischer, who became Portfolio Manager of Fidelity® Materials Central Fund on April 2, 2007

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

For the year ending September 30, 2007, the fund returned 44.20%, solidly outpacing the 40.31% return of the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Materials Index and the S&P 500®. Favorable industry positioning boosted results the most relative to the MSCI index, though solid stock picking also contributed. Among industry allocations, the fund's overweighting in the robust-performing steel industry helped, as did low exposure to lagging areas such as paper products and paper packaging. In addition, a slight overweighting in the strong-performing commodity chemicals area boosted returns. Here, Celanese was the top contributor, benefiting from higher-than-expected earnings. Steel holdings Allegheny Technologies and out-of-benchmark ArcelorMittal - based in Luxembourg - helped, as did the fund's underweighting in International Paper. Given the fund's investments in foreign stocks, favorable currency movements also contributed to performance. Unfavorable stock selection among diversified metals and mining issues hurt, including underweightings in strong performers such as Freeport-McMoRan Copper & Gold and Phelps Dodge, both of which benefited from continued high metals prices. Phelps Dodge was acquired by Freeport-McMoRan during the period, further boosting both stocks. In addition, an overweighting in specialty chemicals company Cytec Industries detracted. The fund's modest allocation to cash also hurt amid significant price run-ups for materials stocks generally.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Materials Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	8.3	3.2
E.I. du Pont de Nemours & Co.	7.9	8.3
Freeport-McMoRan Copper & Gold, Inc. Class B	5.5	0.9
Dow Chemical Co.	4.5	10.0
Alcoa, Inc.	4.3	5.4
Praxair, Inc.	4.1	4.8
Air Products & Chemicals, Inc.	3.5	3.8
Nucor Corp.	2.9	4.0
3M Co.	2.9	0.0
Celanese Corp. Class A	2.4	2.6
	46.3
Top Industries (% of fund's net assets)
As of September 30, 2007
Chemicals 54.3%
Metals & Mining 26.7%
Paper & Forest Products 4.9%
Containers & Packaging 3.8%
Industrial Conglomerates 2.9%
All Others* 7.4%

As of March 31, 2007
Chemicals 55.2%
Metals & Mining 35.2%
Oil, Gas & Consumable Fuels 2.9%
Containers & Packaging 1.7%
Construction & Engineering 1.3%
All Others* 3.7%
* Includes short-term investments and net other assets.

Annual Report

Fidelity Materials Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CHEMICALS - 54.3%
Commodity Chemicals - 4.1%
Celanese Corp. Class A	159,800	$ 6,229,004
Lyondell Chemical Co.	94,900	4,398,615
		10,627,619
Diversified Chemicals - 18.7%
Cabot Corp.	38,900	1,382,117
Dow Chemical Co.	269,500	11,604,670
E.I. du Pont de Nemours & Co.	410,600	20,349,336
Eastman Chemical Co.	34,900	2,328,877
FMC Corp.	40,480	2,105,770
Hercules, Inc.	115,505	2,427,915
Huntsman Corp.	41,200	1,091,388
Olin Corp.	60,000	1,342,800
PPG Industries, Inc.	69,500	5,250,725
		47,883,598
Fertilizers & Agricultural Chemicals - 11.4%
Agrium, Inc.	50,100	2,729,430
Monsanto Co.	249,556	21,396,932
The Mosaic Co. (a)	96,800	5,180,736
		29,307,098
Industrial Gases - 9.5%
Air Products & Chemicals, Inc.	92,800	9,072,128
Airgas, Inc.	94,900	4,899,687
Praxair, Inc.	124,400	10,419,744
		24,391,559
Specialty Chemicals - 10.6%
Albemarle Corp.	58,800	2,598,960
Chemtura Corp.	81,604	725,460
Cytec Industries, Inc.	16,700	1,142,113
Ecolab, Inc.	113,700	5,366,640
H.B. Fuller Co.	66,700	1,979,656
Lubrizol Corp.	37,900	2,465,774
Minerals Technologies, Inc.	18,300	1,226,100
Nalco Holding Co.	100,800	2,988,720
Rohm & Haas Co. (d)	94,000	5,232,980
Sigma Aldrich Corp.	47,000	2,290,780
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Valspar Corp.	33,200	$ 903,372
Zoltek Companies, Inc. (a)	8,200	357,766
		27,278,321
TOTAL CHEMICALS		139,488,195
CONSTRUCTION MATERIALS - 1.8%
Construction Materials - 1.8%
Martin Marietta Materials, Inc. (d)	7,100	948,205
Polaris Minerals Corp. (a)(e)	103,600	1,458,421
Vulcan Materials Co.	25,000	2,228,750
		4,635,376
CONTAINERS & PACKAGING - 3.8%
Metal & Glass Containers - 1.6%
Ball Corp.	19,500	1,048,125
Crown Holdings, Inc. (a)	37,500	853,500
Owens-Illinois, Inc. (a)	34,300	1,421,735
Pactiv Corp. (a)	27,600	791,016
		4,114,376
Paper Packaging - 2.2%
Bemis Co., Inc.	27,600	803,436
Packaging Corp. of America	79,400	2,308,158
Smurfit-Stone Container Corp. (a)	81,600	953,088
Temple-Inland, Inc.	32,500	1,710,475
		5,775,157
TOTAL CONTAINERS & PACKAGING		9,889,533
INDUSTRIAL CONGLOMERATES - 2.9%
Industrial Conglomerates - 2.9%
3M Co.	79,000	7,392,820
METALS & MINING - 26.7%
Aluminum - 4.3%
Alcoa, Inc.	285,500	11,168,760
Diversified Metals & Mining - 7.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	133,363	13,988,445
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Diversified Metals & Mining - continued
Rio Tinto PLC sponsored ADR	3,900	$ 1,339,260
Titanium Metals Corp. (a)(d)	106,844	3,585,685
		18,913,390
Gold - 2.5%
Goldcorp, Inc.	77,200	2,359,859
Newmont Mining Corp.	90,400	4,043,592
		6,403,451
Steel - 12.5%
Allegheny Technologies, Inc.	30,200	3,320,490
ArcelorMittal SA (NY Shares) Class A	35,900	2,813,124
Carpenter Technology Corp.	24,500	3,185,245
Commercial Metals Co.	29,000	917,850
Nucor Corp.	126,300	7,511,061
Reliance Steel & Aluminum Co. (d)	77,600	4,387,504
Ryerson Tull, Inc.	45,300	1,528,422
Steel Dynamics, Inc.	92,100	4,301,070
United States Steel Corp.	38,600	4,089,284
		32,054,050
TOTAL METALS & MINING		68,539,651
OIL, GAS & CONSUMABLE FUELS - 1.5%
Coal & Consumable Fuels - 1.5%
Cameco Corp.	21,400	987,262
Coalcorp Mining, Inc. (a)	244,571	799,252
CONSOL Energy, Inc.	22,102	1,029,953
Peabody Energy Corp.	21,305	1,019,870
		3,836,337
PAPER & FOREST PRODUCTS - 4.9%
Forest Products - 2.6%
Deltic Timber Corp.	21,182	1,205,679
Weyerhaeuser Co.	75,700	5,473,110
		6,678,789
Paper Products - 2.3%
Glatfelter	83,279	1,235,860
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - CONTINUED
Paper Products - continued
International Paper Co. (d)	107,400	$ 3,852,438
MeadWestvaco Corp.	30,000	885,900
		5,974,198
TOTAL PAPER & FOREST PRODUCTS		12,652,987
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Potlatch Corp.	26,800	1,206,804
TOTAL COMMON STOCKS (Cost $198,873,640)		247,641,703
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 5.12% (b)	6,905,392	6,905,392
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	15,664,375	15,664,375
TOTAL MONEY MARKET FUNDS (Cost $22,569,767)		22,569,767
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $221,443,407)		270,211,470
NET OTHER ASSETS - (5.2)%		(13,419,199)
NET ASSETS - 100%		$ 256,792,271
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,458,421 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 375,863
Fidelity Securities Lending Cash Central Fund	30,454
Total	$ 406,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $15,148,183) - See accompanying schedule: Unaffiliated issuers (cost $198,873,640)	$ 247,641,703
Fidelity Central Funds (cost $22,569,767)	22,569,767
Total Investments (cost $221,443,407)		$ 270,211,470
Receivable for investments sold Regular delivery		1,079
Delayed delivery		1,912,088
Dividends receivable		314,378
Distributions receivable from Fidelity Central Funds		19,612
Total assets		272,458,627

Liabilities
Payable for fund shares redeemed	$ 24
Other payables and accrued expenses	1,957
Collateral on securities loaned, at value	15,664,375
Total liabilities		15,666,356

Net Assets		$ 256,792,271
Net Assets consist of:
Paid in capital		$ 208,023,104
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,769,167
Net Assets, for 1,747,687 shares outstanding		$ 256,792,271
Net Asset Value, offering price and redemption price per share ($256,792,271 ÷ 1,747,687 shares)		$ 146.93

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 3,874,282
Special dividends		648,720
Interest		3,070
Income from Fidelity Central Funds (including $30,454 from security lending)		406,317
Total income		4,932,389

Expenses
Custodian fees and expenses	$ 10,290
Independent directors' compensation	777
Total expenses before reductions	11,067
Expense reductions	(2,591)	8,476
Net investment income (loss)		4,923,913
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,876,073
Foreign currency transactions	9,354
Total net realized gain (loss)		27,885,427
Change in net unrealized appreciation (depreciation) on: Investment securities	52,818,595
Assets and liabilities in foreign currencies	1,104
Total change in net unrealized appreciation (depreciation)		52,819,699
Net gain (loss)		80,705,126
Net increase (decrease) in net assets resulting from operations		$ 85,629,039

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,923,913	$ 1,058,170
Net realized gain (loss)	27,885,427	184
Change in net unrealized appreciation (depreciation)	52,819,699	7,802,314
Net increase (decrease) in net assets resulting from operations	85,629,039	8,860,668
Distributions to partners from net investment income	(4,710,856)	(1,002,304)
Affiliated share transactions Proceeds from sales of shares	1,413,111	5,598,426
Contributions in-kind	-	197,853,407
Reinvestment of distributions	123	-
Cost of shares redeemed	(36,849,343)	-
Net increase (decrease) in net assets resulting from share transactions	(35,436,109)	203,451,833
Total increase (decrease) in net assets	45,482,074	211,310,197

Net Assets
Beginning of period	211,310,197	-
End of period	$ 256,792,271	$ 211,310,197
Other Information Shares
Sold	11,174	54,323
Issued for in-kind contributions	-	1,978,534
Issued in reinvestment of distributions	1	-
Redeemed	(296,345)	-
Net increase (decrease)	(285,170)	2,032,857

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss) C	2.64 G	.53
Net realized and unrealized gain (loss)	42.85	3.92
Total from investment operations	45.49	4.45
Distributions to partners from net investment income	(2.51)	(.50)
Net asset value, end of period	$ 146.93	$ 103.95
Total Return A, B	44.20%	4.45%
Ratios to Average Net Assets D, I
Expenses before reductions	-% F	-% F
Expenses net of fee waivers, if any	-% F	-% F
Expenses net of all reductions	-% F	-% F
Net investment income (loss)	2.09% G	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 256,792	$ 211,310
Portfolio turnover rate E	65%	0% J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividends which amounted to $.35 per share. Excluding the special dividends, the ratio of net investment income (loss) to average net assets would have been 1.82%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Telecom Services Central Fund	35.42%	44.91%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Telecom Services Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Telecom Services Index performed over the same period.

Annual Report

Fidelity Telecom Services Central Fund

Management's Discussion of Fund Performance

Comments from Gavin Baker, who became Portfolio Manager of Fidelity® Telecom Services Central Fund on March 1, 2007

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

Fidelity Telecom Services Central Fund was up 35.42% for the 12-month period ending September 30, 2007, solidly outperforming the S&P 500® and the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Telecommunications Services Index, which returned 27.40%. Compared to the MSCI index, the fund benefited from strong stock selection in companies that took advantage of several important industry trends, including convergence and mobile data. Convergence refers to the increased number of customers buying all their telecommunications services through one provider. Mobile data is the ability to use a cell phone - instead of a computer - to access the Internet. Specifically, we had excellent results from our holdings in the application software and wireless telecommunication services groups. Among the fund's top performers were out-of-index application software company Synchronoss Technologies and two wireless telecom services providers: Leap Wireless International and Dobson Communications, the latter of which was sold from the fund during the period. NTELOS and Norway's Telenor, both integrated telecom services companies, also did well for the fund. Holdings that detracted included a large position in alternative carrier Level 3 Communications and untimely ownership of SAVVIS, an Internet software company not included in the index. Underweighting benchmark heavyweight AT&T, which turned in a strong performance, further dragged down performance. Though AT&T was by far the fund's largest holding at period end, Fidelity's policies related to concentration of assets in just a handful of companies caused the fund to be underweighted in the stock.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Telecom Services Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	35.8	41.8
Synchronoss Technologies, Inc.	7.0	1.4
Level 3 Communications, Inc.	5.6	4.7
Verizon Communications, Inc.	4.5	4.9
Qwest Communications International, Inc.	4.5	4.8
Time Warner Telecom, Inc. Class A (sub. vtg.)	4.0	4.2
American Tower Corp. Class A	3.7	4.2
Crown Castle International Corp.	3.6	3.8
SBA Communications Corp. Class A	3.4	4.3
Starent Networks Corp.	3.3	0.0
	75.4
Top Industries (% of fund's net assets)
As of September 30, 2007
Diversified Telecommunication Services 61.8%
Wireless Telecommunication Services 17.8%
Software 10.4%
Communications Equipment 3.3%
Internet Software & Services 2.5%
All Others* 4.2%

As of March 31, 2007
Diversified Telecommunication Services 66.8%
Wireless Telecommunication Services 29.5%
Internet Software & Services 1.4%
Software 1.4%
Media 0.4%
All Others* 0.5%
* Includes short-term investments and net other assets.

Annual Report

Fidelity Telecom Services Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.3%
Communications Equipment - 3.3%
Starent Networks Corp. (a)	391,400	$ 8,262,454
COMPUTERS & PERIPHERALS - 0.6%
Computer Storage & Peripherals - 0.6%
Isilon Systems, Inc. (d)	31,300	241,010
Network Appliance, Inc. (a)	8,300	223,353
Synaptics, Inc. (a)(d)	22,900	1,093,704
		1,558,067
DIVERSIFIED TELECOMMUNICATION SERVICES - 61.8%
Alternative Carriers - 13.4%
Aruba Networks, Inc. (d)	251,600	5,032,000
Cable & Wireless PLC	309,100	1,163,792
Cogent Communications Group, Inc. (a)	119,300	2,784,462
Global Crossing Ltd. (a)	400	8,432
Iliad Group SA	200	18,535
Level 3 Communications, Inc. (a)(d)	2,971,337	13,816,717
PAETEC Holding Corp. (a)	38,600	481,342
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	451,300	9,915,061
		33,220,341
Integrated Telecommunication Services - 48.4%
AT&T, Inc.	2,093,492	88,575,647
Cbeyond, Inc. (a)	42,400	1,729,496
Cincinnati Bell, Inc. (a)	235,200	1,161,888
Consolidated Communications Holdings, Inc.	44,200	866,762
NeuStar, Inc. Class A (a)	13,800	473,202
NTELOS Holdings Corp.	81,951	2,414,276
Qwest Communications International, Inc. (a)(d)	1,227,100	11,240,236
Telefonica SA	32,900	918,787
Telefonica SA sponsored ADR	12,900	1,080,762
Telenor ASA sponsored ADR	1,100	66,440
Verizon Communications, Inc.	254,100	11,251,548
Windstream Corp.	2,596	36,656
		119,815,700
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		153,036,041
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
SAVVIS, Inc. (a)	157,100	6,092,338
Common Stocks - continued
	Shares	Value
MEDIA - 0.3%
Broadcasting & Cable TV - 0.3%
Liberty Global, Inc. Class A (a)	7,100	$ 291,242
Virgin Media, Inc.	17,300	419,871
		711,113
SOFTWARE - 10.4%
Application Software - 8.2%
Smith Micro Software, Inc. (a)(d)	189,000	3,035,340
Synchronoss Technologies, Inc. (a)(d)	408,505	17,181,720
		20,217,060
Home Entertainment Software - 2.2%
Gameloft (a)	569,300	4,724,803
Glu Mobile, Inc. (a)	91,100	826,277
		5,551,080
TOTAL SOFTWARE		25,768,140
WIRELESS TELECOMMUNICATION SERVICES - 17.8%
Wireless Telecommunication Services - 17.8%
ALLTEL Corp.	100	6,968
America Movil SAB de CV Series L sponsored ADR	4,500	288,000
American Tower Corp. Class A (a)	211,400	9,204,356
Clearwire Corp. (d)	8,900	217,516
Crown Castle International Corp. (a)	216,600	8,800,458
Leap Wireless International, Inc. (a)	38,200	3,108,334
MetroPCS Communications, Inc.	15,200	414,656
NII Holdings, Inc. (a)	9,600	788,640
Orascom Telecom Holding SAE unit	14,600	954,840
SBA Communications Corp. Class A (a)	241,900	8,534,232
Sprint Nextel Corp.	383,639	7,289,141
Vodafone Group PLC sponsored ADR	119,400	4,334,220
		43,941,361
TOTAL COMMON STOCKS (Cost $157,575,957)		239,369,514
Money Market Funds - 12.0%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b)	2,892,381	$ 2,892,381
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	26,854,175	26,854,175
TOTAL MONEY MARKET FUNDS (Cost $29,746,556)		29,746,556
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $187,322,513)		269,116,070
NET OTHER ASSETS - (8.7)%		(21,459,172)
NET ASSETS - 100%		$ 247,656,898
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 134,309
Fidelity Securities Lending Cash Central Fund	83,025
Total	$ 217,334

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $25,566,433) - See accompanying schedule: Unaffiliated issuers (cost $157,575,957)	$ 239,369,514
Fidelity Central Funds (cost $29,746,556)	29,746,556
Total Investments (cost $187,322,513)		$ 269,116,070
Cash		37,745
Receivable for investments sold		9,705,101
Dividends receivable		19,338
Distributions receivable from Fidelity Central Funds		18,875
Total assets		278,897,129

Liabilities
Payable for investments purchased	$ 4,383,579
Payable for fund shares redeemed	24
Other payables and accrued expenses	2,453
Collateral on securities loaned, at value	26,854,175
Total liabilities		31,240,231

Net Assets		$ 247,656,898
Net Assets consist of:
Paid in capital		$ 165,863,295
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,793,603
Net Assets, for 1,625,950 shares outstanding		$ 247,656,898
Net Asset Value, offering price and redemption price per share ($247,656,898 ÷ 1,625,950 shares)		$ 152.32

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 4,700,785
Interest		422
Income from Fidelity Central Funds (including $83,025 from security lending)		217,334
Total income		4,918,541

Expenses
Custodian fees and expenses	$ 10,975
Independent directors' compensation	766
Total expenses before reductions	11,741
Expense reductions	(1,038)	10,703
Net investment income (loss)		4,907,838
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,719,433
Foreign currency transactions	(6,305)
Total net realized gain (loss)		26,713,128
Change in net unrealized appreciation (depreciation) on: Investment securities	38,343,241
Assets and liabilities in foreign currencies	46
Total change in net unrealized appreciation (depreciation)		38,343,287
Net gain (loss)		65,056,415
Net increase (decrease) in net assets resulting from operations		$ 69,964,253

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,907,838	$ 277,728
Net realized gain (loss)	26,713,128	1,083,301
Change in net unrealized appreciation (depreciation)	38,343,287	29,128,892
Net increase (decrease) in net assets resulting from operations	69,964,253	30,489,921
Distributions to partners from net investment income	(4,912,754)	(262,132)
Affiliated share transactions Proceeds from sales of shares	1,697,989	-
Contributions in-kind	-	209,172,636
Cost of shares redeemed	(37,019,748)	(21,473,267)
Net increase (decrease) in net assets resulting from share transactions	(35,321,759)	187,699,369
Total increase (decrease) in net assets	29,729,740	217,927,158

Net Assets
Beginning of period	217,927,158	-
End of period	$ 247,656,898	$ 217,927,158
Other Information Shares
Sold	12,367	-
Issued for in-kind contributions	-	2,091,249
Redeemed	(283,056)	(194,610)
Net increase (decrease)	(270,689)	1,896,639

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006G
Selected Per-Share Data
Net asset value, beginning of period	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss)C	2.85	.14
Net realized and unrealized gain (loss)	37.42	14.89
Total from investment operations	40.27	15.03
Distributions to partners from net investment income	(2.85)	(.13)
Net asset value, end of period	$ 152.32	$ 114.90
Total Return A, B	35.42%	15.03%
Ratios to Average Net AssetsD, H
Expenses before reductions	-% F	-%F
Expenses net of fee waivers, if any	-%F	-%F
Expenses net of all reductions	-%F	-%F
Net investment income (loss)	2.13%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 247,657	$ 217,927
Portfolio turnover rateE	55%	16%I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity Utilities Central Fund	24.29%	22.20%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Utilities Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Utilities Index performed over the same period.

Annual Report

Fidelity Utilities Central Fund

Management's Discussion of Fund Performance

Comments from Douglas Simmons, Portfolio Manager of Fidelity® Utilities Central Fund

The U.S. equity market had double-digit returns for the 12 months ending September 30, 2007. The period began with a four-month winning streak amid falling energy prices, upbeat economic data and solid corporate earnings. However, stocks tumbled in February, stung by the combination of a slowing housing market, a subprime mortgage loan crisis and a short-lived freefall in the Asian markets. Stocks rallied strongly from March through May, but were extremely volatile during the final four months of the period. Crude oil prices spiked to record highs, ending the period above $80 per barrel. The housing slump grew more pronounced, while a precipitous decline in subprime mortgage prices spread throughout the credit markets. The Federal Reserve Board helped spark a late-period rally, first by lowering its discount rate, then by a larger-than-expected 0.50% rate cut in the federal funds target rate. For the 12 months as a whole, the Standard & Poor's 500SM Index advanced 16.44%, the Dow Jones Industrial AverageSM rose 21.69% and the NASDAQ Composite® Index gained 20.52%.

For the 12 months that ended September 30, 2007, the fund gained 24.29%, solidly outpacing the S&P 500® and the Morgan Stanley Capital InternationalSM (MSCI®) US Investable Market Utilities Index, which returned 20.85%. Strong security selection among the utilities groups was the main driver of the fund's outperformance of the sector benchmark. Favorable industry positioning also provided a boost. Conversely, a small out-of-benchmark position in the oil and gas storage/transport industry detracted, as did the fund's modest cash position, which held back performance in an advancing market for the utilities sector. Top contributions to fund performance came from overweightings in electric utilities that performed well, including Baltimore-based power generator and utility operator Constellation Energy Group; Public Service Enterprise Group, with operations in New England and New Jersey; and Entergy, which supplies electricity in the Southeast. The fund also benefited from underweighting two electric utilities in the index that underperformed and were subsequently sold - Southern Company and Virginia-based Dominion Resources. A position in Spectra Energy - an out-of-benchmark oil and gas storage/transport firm no longer in the fund - dragged on performance, as did global power infrastructure player AES. An underweighting and untimely ownership of power producer Mirant detracted as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Utilities Central Fund

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	8.2	7.4
PPL Corp.	6.6	3.1
Entergy Corp.	5.7	6.0
TXU Corp.	5.1	4.4
AES Corp.	4.9	4.9
Constellation Energy Group, Inc.	4.2	7.1
American Electric Power Co., Inc.	3.9	5.1
FPL Group, Inc.	3.8	3.8
PG&E Corp.	3.7	0.0
Sempra Energy	3.7	4.5
	49.8
Top Industries (% of fund's net assets)
As of September 30, 2007
Electric Utilities 45.5%
Multi-utilities 21.2%
Independent Power Producers & Energy Traders 18.6%
Gas Utilities 6.3%
Electronic Equipment & Instruments 0.4%
All Others* 8.0%

As of March 31, 2007
Electric Utilities 49.8%
Independent Power Producers & Energy Traders 21.0%
Multi-utilities 20.9%
Oil, Gas & Consumable Fuels 3.9%
Gas Utilities 3.6%
All Others* 0.8%
* Includes short-term investments and net other assets.

Annual Report

Fidelity Utilities Central Fund

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	50,400	$ 501,480
ELECTRIC UTILITIES - 45.5%
Electric Utilities - 45.5%
Allegheny Energy, Inc.	160,600	8,392,956
American Electric Power Co., Inc.	210,800	9,713,664
Cleco Corp.	22,800	576,156
DPL, Inc.	171,800	4,511,468
Edison International	123,500	6,848,075
Entergy Corp.	131,100	14,196,819
Exelon Corp. (d)	271,000	20,422,560
FirstEnergy Corp.	137,500	8,709,250
FPL Group, Inc.	157,100	9,564,248
Great Plains Energy, Inc.	50,800	1,463,548
ITC Holdings Corp.	45,100	2,234,705
Northeast Utilities	65,700	1,877,049
Pepco Holdings, Inc.	77,900	2,109,532
PPL Corp.	353,000	16,343,900
Reliant Energy, Inc. (a)	124,100	3,176,960
Sierra Pacific Resources	185,700	2,921,061
		113,061,951
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	11,200	1,042,384
GAS UTILITIES - 6.3%
Gas Utilities - 6.3%
Equitable Resources, Inc.	57,700	2,992,899
National Fuel Gas Co.	33,500	1,568,135
Questar Corp.	66,300	3,482,739
Southern Union Co.	241,900	7,525,509
		15,569,282
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 18.6%
Independent Power Producers & Energy Traders - 18.6%
AES Corp. (a)	602,500	12,074,100
Constellation Energy Group, Inc.	120,500	10,337,695
Dynegy, Inc. Class A (a)	229,100	2,116,884
Mirant Corp. (a)	122,900	4,999,572
Common Stocks - continued
	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - CONTINUED
Independent Power Producers & Energy Traders - continued
NRG Energy, Inc. (a)	93,800	$ 3,966,802
TXU Corp.	187,100	12,810,737
		46,305,790
MULTI-UTILITIES - 21.2%
Multi-Utilities - 21.2%
Ameren Corp.	84,700	4,446,750
CenterPoint Energy, Inc. (d)	184,300	2,954,329
CMS Energy Corp. (d)	245,200	4,124,264
DTE Energy Co.	74,000	3,584,560
Integrys Energy Group, Inc. (d)	32,500	1,664,975
MDU Resources Group, Inc.	104,600	2,912,064
PG&E Corp.	192,500	9,201,500
Public Service Enterprise Group, Inc.	102,200	8,992,578
Sempra Energy	157,400	9,148,088
Wisconsin Energy Corp.	50,400	2,269,512
Xcel Energy, Inc.	161,100	3,470,094
		52,768,714
TOTAL COMMON STOCKS (Cost $194,867,106)		229,249,601
Money Market Funds - 18.4%

Fidelity Cash Central Fund, 5.12% (b)	19,136,592	19,136,592
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	26,569,875	26,569,875
TOTAL MONEY MARKET FUNDS (Cost $45,706,467)		45,706,467
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $240,573,573)		274,956,068
NET OTHER ASSETS - (10.6)%		(26,368,205)
NET ASSETS - 100%		$ 248,587,863
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 411,039
Fidelity Securities Lending Cash Central Fund	38,249
Total	$ 449,288

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $25,522,035) - See accompanying schedule: Unaffiliated issuers (cost $194,867,106)	$ 229,249,601
Fidelity Central Funds (cost $45,706,467)	45,706,467
Total Investments (cost $240,573,573)		$ 274,956,068
Dividends receivable		594,636
Distributions receivable from Fidelity Central Funds		112,310
Total assets		275,663,014

Liabilities
Payable for investments purchased	$ 504,000
Payable for fund shares redeemed	25
Other payables and accrued expenses	1,251
Collateral on securities loaned, at value	26,569,875
Total liabilities		27,075,151

Net Assets		$ 248,587,863
Net Assets consist of:
Paid in capital		$ 214,205,368
Net unrealized appreciation (depreciation) on investments		34,382,495
Net Assets, for 2,017,979 shares outstanding		$ 248,587,863
Net Asset Value, offering price and redemption price per share ($248,587,863 ÷ 2,017,979 shares)		$ 123.19

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2007

Investment Income
Dividends		$ 6,164,758
Interest		1,645
Income from Fidelity Central Funds (Including $38,249 from security lending)		449,288
Total income		6,615,691

Expenses
Custodian fees and expenses	$ 9,558
Independent directors' compensation	855
Total expenses before reductions	10,413
Expense reductions	(855)	9,558
Net investment income (loss)		6,606,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,157,548
Foreign currency transactions	926
Total net realized gain (loss)		22,158,474
Change in net unrealized appreciation (depreciation) on investment securities		27,208,450
Net gain (loss)		49,366,924
Net increase (decrease) in net assets resulting from operations		$ 55,973,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2007	For the period July 21, 2006 (commencement of operations) to September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,606,133	$ 1,503,324
Net realized gain (loss)	22,158,474	506,121
Change in net unrealized appreciation (depreciation)	27,208,450	3,366,154
Net increase (decrease) in net assets resulting from operations	55,973,057	5,375,599
Distributions to partners from net investment income	(6,467,565)	(1,480,885)
Affiliated share transactions Proceeds from sales of shares	993,920	5,911,925
Contributions in-kind	-	240,691,996
Reinvestment of distributions	298	-
Cost of shares redeemed	(52,410,482)	-
Net increase (decrease) in net assets resulting from share transactions	(51,416,264)	246,603,921
Total increase (decrease) in net assets	(1,910,772)	250,498,635

Net Assets
Beginning of period	250,498,635	-
End of period	$ 248,587,863	$ 250,498,635
Other Information Shares
Sold	8,009	57,566
Issued for in-kind contributions	-	2,406,920
Issued in reinvestment of distributions	2	-
Redeemed	(454,518)	-
Net increase (decrease)	(446,507)	2,464,486

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) C	3.02	.62
Net realized and unrealized gain (loss)	21.53	1.63
Total from investment operations	24.55	2.25
Distributions to partners from net investment income	(3.00)	(.61)
Net asset value, end of period	$ 123.19	$ 101.64
Total Return A, B	24.29%	2.24%
Ratios to Average Net AssetsD, H
Expenses before reductions	-% F	-%F
Expenses net of fee waivers, if any	-%F	-%F
Expenses net of all reductions	-%F	-%F
Net investment income (loss)	2.57%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,588	$ 250,499
Portfolio turnover rateE	94%	1%I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

On July 20, 2006, the Board of Directors approved a change to replace the term "Central Investment Portfolio" with "Central Fund" in the name of each of the 10 Equity Sector Central Funds. This change became effective November 29, 2006.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Directors to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are recorded on the ex-dividend date. Due to the Funds' partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost as of period end was as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary	$ 715,855,827	$ 86,866,961	$ (38,803,628)	$ 48,063,333
Consumer Staples	522,132,739	104,543,184	(5,323,162)	99,220,022
Energy	564,526,336	199,440,266	(2,969,167)	196,471,099
Financials	1,257,395,341	190,439,754	(35,383,696)	155,056,058
Health Care	702,846,282	123,851,470	(15,229,195)	108,622,275
Industrials	711,460,310	139,145,716	(15,687,998)	123,457,718
Information Technology	998,892,433	224,125,646	(38,491,231)	185,634,415
Materials	221,514,797	53,140,976	(4,444,303)	48,696,673
Telecom Services	187,516,516	85,170,233	(3,570,679)	81,599,554
Utilities	240,580,989	35,472,837	(1,097,758)	34,375,079

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	842,797,330	963,055,617
Consumer Staples	515,394,549	610,923,144
Energy	349,248,121	460,500,039
Financials	505,307,365	785,126,369
Health Care	895,354,533	1,040,603,438
Industrials	703,697,388	798,978,050
Information Technology	1,761,009,696	1,949,085,556
Materials	147,271,032	178,804,798
Telecom Services	124,743,672	152,966,428
Utilities	232,940,928	282,327,358

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 2,511
Consumer Staples	685
Energy	1,454
Financials	4,571
Health Care	4,843
Industrials	1,759
Information Technology	44,146
Materials	247
Telecom Services	1,888
Utilities	630

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$ 6,383,000	5.37%	$ 952
Energy	Borrower	7,480,000	5.40%	1,122
Financials	Borrower	6,004,000	5.39%	899
Information Technology	Borrower	7,691,682	5.37%	25,245

Annual Report

Notes to Financial Statements - continued

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Industrials	$ 11,514,000	5.56%	$ 1,779

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable

Annual Report

9. Expense Reductions - continued

Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 2,621	$ 305
Consumer Staples	1,876	4,369
Energy	2,211	3,419
Financials	4,935	-
Health Care	2,740	5,054
Industrials	2,568	2,909
Information Technology	3,534	4,673
Materials	777	1,814
Telecom Services	766	272
Utilities	855	-

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds according to the following schedule:

	Asset Manager 20%	Asset Manager 50%	Asset Manager 70%	Asset Manager 85%	Advisor Asset Manager 70%	Broad Market Opportunities
% ownership of each Equity Sector Central Fund	6.8%	57.8%	27.5%	5.4%	2.4%	0.1%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund (the Funds), each a Fund of Fidelity Central Investment Portfolios LLC, including the schedules of investments, as of September 30, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year then ended and the period July 21, 2006 (commencement of operations) to September 30, 2006. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets, and their financial highlights for the year then ended and the period July 21, 2006 (commencement of operations) to September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

Annual Report

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 13, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 369 funds advised by FMR or an affiliate. Mr. Curvey oversees 339 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Peter S. Lynch (63)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Brian B. Hogan (43)

Year of Election or Appointment: 2007

Vice President of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Hogan also serves as Vice President of certain Select Funds (2007-present). Mr. Hogan is Senior Vice President of Equity Research (2006-present). Mr. Hogan also serves as Vice President of FMR and FMR Co., Inc. Previously, Mr. Hogan served as a portfolio manager.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2006

Chief Compliance Officer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2006

Deputy Treasurer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2006

Deputy Treasurer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2006

Assistant Treasurer of Consumer Discretionary Central Fund, Consumer Staples Central Fund, Energy Central Fund, Financials Central Fund, Health Care Central Fund, Industrials Central Fund, Information Technology Central Fund, Materials Central Fund, Telecom Services Central Fund, and Utilities Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Discretionary Central Fund
Consumer Staples Central Fund
Energy Central Fund
Financials Central Fund
Health Care Central Fund
Industrials Central Fund
Information Technology Central Fund
Materials Central Fund
Telecom Services Central Fund
Utilities Central Fund

On April 19, 2007, the Board of Directors, including the Independent Directors (together, the Board), voted to approve a sub-advisory agreement between FMR Co., Inc. (FMRC) and Fidelity Research & Analysis Company (FRAC), a sub-advisory agreement between FMRC and Fidelity Management & Research (U.K.) Inc. (FMR UK), and a sub-advisory agreement between FRAC and Fidelity Investments Japan Limited (FIJ) (collectively, the Sub-Advisory Contracts), for each fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the investment advisory services and discretionary portfolio management provided by each of FRAC, FMR UK and FIJ at no additional expense to the fund.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMRC, and the sub-advisers (together, the Investment Advisers), including the background of each fund's portfolio managers and each fund's investment objectives and disciplines.

Administrative Services. The Board considered the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Sub-Advisory Contracts. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The Board did not consider performance to be a material factor in its decision to approve each fund's Sub-Advisory Contracts and it noted that the portfolio managers of each fund would not change. The Board noted that each fund is designed to offer a liquid investment option for other investment companies managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of each fund. The Board also considered that the funds will not bear any additional expenses under the Sub-Advisory Contracts with FRAC, FMR UK and FIJ. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability & Economies of Scale. The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and the realization of economies of scale were not relevant to the approval of the Sub-Advisory Contracts because the funds pay no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR. In connection with its future renewal of each fund's management contract and Sub-Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in each of these funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Sub-Advisory Contracts should be approved.

Each year, typically in July, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Directors concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to each fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Annual Report

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts. The Board noted that each fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays each fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of each fund, except expenses related to each fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that each fund's net management fee and total expenses were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in these funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to each fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Floating Rate
Central Fund

(formerly Fidelity Floating Rate
Central Investment Portfolio)

Annual Report

September 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

FR1-ANN-1107 477249.1.0
1.814672.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of FundA
Fidelity® Floating Rate Central Fund	5.00%	5.75%

A From December 15, 2004.

$10,000 Over Life of Fund *

Let's say hypothetically that $10,000 was invested in Fidelity® Floating Rate Central Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index and the Credit Suisse (CS) Leveraged Loan Index performed over the same period.

Effective May 1, 2007, the fund changed its benchmark from the Credit Suisse Leveraged Loan Index to the S&P/LSTA Leveraged Performing Loan Index because the S&P/LSTA Leveraged Performing Loan Index conforms more closely to the fund's investment strategy.

* From December 31, 2004 (first date following the fund's commencement for which the life of fund return for the S&P/LSTA Leveraged Performing Loan Index is available).

Annual Report

Management's Discussion of Fund Performance

Comments from Eric Mollenhauer, who became Portfolio Manager of Fidelity® Floating Rate Central Fund on August 1, 2007

During the 12 months ending September 30, 2007, supply and demand characteristics shifted dramatically in the leveraged loan market. Despite this dislocation, the Standard & Poor's® (S&P®)/Loan Syndications and Trading Association (LSTA) Leveraged Performing Loan Index returned 4.06%. From the beginning of the review period in October on into June, structured products such as collaterized loan obligations - CLOs - continued to provide a strong bid for leveraged loans. Demand overwhelmed supply and contributed to a market with tight yield spreads and increased issuance of "covenant-lite" loans. Then, in June and July, with an enormous new-issue calendar overhanging the market, concerns about the subprime mortgage market escalated, credit markets came under selling pressure, CLO volume dried up and demand for leveraged loans declined precipitously. Capital market liquidity improved when the Federal Reserve Board cut the discount rate in August and the fed funds target rate in September. Prices for leveraged loans began to rally in September when non-traditional buyers and private-equity firms stepped in to take advantage of the market's trading imbalance. As the period drew to a close, the leveraged loan market faced a large new-issue calendar.

The portfolio returned 5.00% during the past year, outperforming the S&P/LSTA index - which became the fund's primary benchmark on May 1, 2007 - and the 4.06% return of the Credit Suisse Leveraged Loan Index. Favorable security selection in the telecommunications, publishing, metals and mining and building/development industries propelled the fund past the S&P/LSTA index. Conversely, weak results in financial intermediaries detracted. In terms of individual securities, the fund benefited from avoiding a new term loan offered by lagging publisher Tribune and by holding an out-of-benchmark position in FMG, an Australian iron ore mining company. When FMG's mines come on line, it stands to benefit from robust demand from China's large steel industry. Freeport-McMoRan Copper& Gold was another contributor. After completing its merger with Phelps Dodge, management reduced company debt faster than anticipated, and the market reacted favorably. Residential Capital, the residential mortgage arm of GMAC, detracted from performance. The company wrote down its subprime portfolio and changed its focus to making more saleable conforming loans. Elsewhere, a position in Stone Energy declined on news that a potential buyer of the company had itself been taken over. Since becoming manager of the fund in August, I haven't made any significant changes to the fund's positioning.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Actual	$ 1,000.00	$ 1,007.20	$ .00
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.07	$ .00

* Expenses are equal to the Fund's annualized expense ratio of .0006%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Holdings as of September 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ford Motor Co.	2.0	2.3
HCA, Inc.	1.9	2.5
Kronos, Inc.	1.7	0.0
Charter Communications Operating LLC	1.6	1.7
Rite Aid Corp.	1.5	0.0
	8.7
Top Five Market Sectors as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.9	10.8
Technology	8.3	8.3
Telecommunications	6.8	6.9
Electric Utilities	6.4	4.9
Automotive	6.1	6.9
Quality Diversification (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
BBB 1.5%	BBB 3.2%
BB 42.6%	BB 37.6%
B 29.5%	B 26.8%
CCC,CC,C 4.3%	CCC,CC,C 2.3%
Not Rated 17.1%	Not Rated 26.7%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 3.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2007*		As of March 31, 2007**
	Floating Rate Loans 87.6%		Floating Rate Loans 85.7%
	Nonconvertible Bonds 7.4%		Nonconvertible Bonds 10.9%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 3.4%
* Foreign investments	3.8%	** Foreign investments	5.1%

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Floating Rate Loans (c) - 87.6%
	Principal Amount	Value
Aerospace - 0.7%
BE Aerospace, Inc. term loan B 7.1583% 8/24/12 (b)	$ 1,065,000	$ 1,062,338
DeCrane Aircraft Holdings, Inc. Tranche 1LN, term loan 8.11% 2/21/13 (b)	1,044,750	1,021,243
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 7.2% 5/11/14 (b)	1,147,125	1,095,504
Tranche 2LN, term loan 10.2% 5/11/15 pay-in-kind (b)	860,000	795,500
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.11% 12/31/11 (b)	1,162,313	1,153,596
TransDigm, Inc. term loan 7.2% 6/23/13 (b)	9,760,000	9,516,000
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (b)	1,556,000	1,524,880
Tranche 2LN, term loan 10.95% 3/28/14 (b)	570,000	565,725
		16,734,786
Air Transportation - 1.6%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 7.36% 4/30/12 (b)	7,840,000	7,604,800
Tranche 2LN, term loan 8.61% 4/30/14 (b)	7,280,000	7,061,600
Northwest Airlines Corp. Tranche A, term loan 7.11% 12/31/18 (b)	4,889,537	4,669,508
United Air Lines, Inc. Tranche B, term loan 7.125% 2/1/14 (b)	6,965,000	6,616,750
US Airways Group, Inc. term loan 7.6313% 3/23/14 (b)	12,000,000	11,430,000
		37,382,658
Auto Parts Distribution - 2.6%
Allison Transmission, Inc. term loan 8.5381% 8/7/14 (b)	9,000,000	8,707,500
Delphi Corp. term loan:
7.625% 12/31/07 (b)	5,710,000	5,695,725
8.125% 12/31/07 (b)	28,000,000	27,930,000
Navistar International Corp.:
term loan 8.61% 1/19/12 (b)	14,666,667	14,373,333
Credit-Linked Deposit 8.5908% 1/19/12 (b)	5,333,333	5,226,667
		61,933,225
Automotive - 4.7%
AM General LLC:
term loan 11.26% 4/17/12 (b)	15,000,000	14,906,250
Tranche B, term loan 8.4091% 9/30/13 (b)	9,193,548	9,136,089
8.7975% 9/30/12 (b)	322,581	320,565
Floating Rate Loans (c) - continued
	Principal Amount	Value
Automotive - continued
Ford Motor Co. term loan 8.7% 12/15/13 (b)	$ 49,625,000	$ 48,012,183
General Motors Corp. term loan 7.735% 11/29/13 (b)	12,069,350	11,707,270
Oshkosh Truck Co. Tranche B, term loan 7.4503% 12/6/13 (b)	14,812,500	14,571,797
Rexnord Corp. Tranche B, term loan 7.9094% 7/19/13 (b)	4,740,820	4,640,077
Visteon Corp. term loan 8.38% 6/13/13 (b)	9,000,000	8,460,000
		111,754,231
Banks and Thrifts - 0.2%
Charter Municipal Mortgage Acceptance Co. term loan 8.0575% 8/15/12 (b)	4,950,000	4,455,000
Broadcasting - 1.3%
Entravision Communication Corp. term loan 6.86% 3/29/13 (b)	3,930,000	3,851,400
Nexstar Broadcasting, Inc. Tranche B, term loan 7.11% 10/1/12 (b)	5,483,871	5,264,516
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (b)	5,609,396	5,300,879
Tranche 2LN, term loan 7.6288% 3/29/09 (b)	7,500,000	7,443,750
Tranche DD 1LN, term loan 9/29/14 (d)	360,604	340,771
VNU, Inc. term loan 7.36% 8/9/13 (b)	9,830,191	9,510,710
		31,712,026
Cable TV - 5.4%
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.13% 3/6/14 (b)	15,000,000	14,512,500
7.36% 3/6/14 (b)	25,002,000	24,189,435
CSC Holdings, Inc. Tranche B, term loan 7.5688% 3/31/13 (b)	30,622,425	30,163,088
DIRECTV Holdings LLC Tranche B, term loan 6.6288% 4/13/13 (b)	7,150,277	7,105,588
Discovery Communications, Inc. term loan 7.1981% 5/14/14 (b)	13,296,675	13,130,467
Liberty Cablevision of Puerto Rico LTC term loan 7.6944% 6/15/14 (b)	2,044,875	2,001,421
Local TV Finance LLC term loan 7.31% 5/7/13 (b)	1,436,400	1,368,171
NTL Cable PLC Tranche B, term loan 7.36% 1/10/13 (b)	4,140,000	4,026,150
PanAmSat Corp. Tranche B2, term loan 7.36% 1/3/14 (b)	7,940,000	7,840,750
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
San Juan Cable, Inc. Tranche 1, term loan 7.62% 10/31/12 (b)	$ 5,464,353	$ 5,232,118
UPC Broadband Holding BV Tranche N1, term loan 7.13% 12/31/14 (b)	19,133,990	18,488,218
		128,057,906
Capital Goods - 1.8%
Alliance Laundry Systems LLC term loan 7.8794% 1/27/12 (b)	1,729,149	1,694,566
Amsted Industries, Inc.:
term loan 7.3798% 4/5/13 (b)	3,585,063	3,535,768
Tranche DD, term loan 7.3755% 4/5/13 (b)	2,321,681	2,289,758
Ashtead Group PLC term loan 7.125% 8/31/11 (b)	5,940,000	5,821,200
Chart Industries, Inc. Tranche B, term loan 7.5586% 10/17/12 (b)	226,667	223,833
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (b)	5,000,000	4,900,000
Tranche B 1LN, term loan 7.9982% 5/4/14 (b)	7,230,692	7,122,232
Flowserve Corp. term loan 6.7837% 8/10/12 (b)	1,187,839	1,168,536
Invensys International Holding Ltd.:
term loan 7.3563% 12/15/10 (b)	1,656,000	1,622,880
Tranche B, term loan 7.36% 1/15/11 (b)	1,794,000	1,758,120
Kinetek Industries, Inc. Tranche B, term loan 7.9175% 11/10/13 (b)	1,230,700	1,193,779
NACCO Materials Handling Group, Inc. term loan 7.4697% 3/21/13 (b)	2,376,000	2,286,900
Polypore, Inc. Tranche B, term loan 7.38% 7/3/14 (b)	3,182,025	3,070,654
Sensata Technologies BV term loan 7.11% 4/27/13 (b)	2,700,813	2,599,532
Terex Corp. term loan 6.9481% 7/14/13 (b)	2,725,500	2,698,245
Walter Industries, Inc. term loan 7.2639% 10/3/12 (b)	350,522	343,512
		42,329,515
Chemicals - 1.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (b)	1,538,462	1,488,462
term loan 7.11% 4/2/14 (b)	8,440,385	8,282,127
Foamex LP Tranche 1LN, term loan 7.7774% 2/12/13 (b)	9,374,118	8,764,800
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 9.6981% 5/15/14 (b)	1,380,000	1,314,450
Floating Rate Loans (c) - continued
	Principal Amount	Value
Chemicals - continued
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (b)	$ 2,911,025	$ 2,903,747
The Mosaic Co. Tranche B, term loan 7.2076% 12/1/13 (b)	2,105,236	2,094,710
		24,848,296
Consumer Products - 2.2%
American Safety Razor Co. term loan 7.838% 7/31/13 (b)	1,659,000	1,617,525
Amscan Holdings, Inc. term loan 7.6307% 5/25/13 (b)	6,497,350	6,172,483
Central Garden & Pet Co. Tranche B, term loan 7.2725% 9/12/12 (b)	2,607,000	2,424,510
Fender Musical Instrument Corp.:
term loan 7.65% 6/9/14 (b)	6,266,667	6,000,333
Tranche DD, term loan 6/9/14 (d)	3,133,333	3,000,167
Huish Detergents, Inc. Tranche B 1LN, term loan 7.2% 4/26/14 (b)	9,600,000	9,024,000
KIK Custom Products, Inc. Tranche 1LN, term loan 7.46% 5/31/14 (b)	7,940,000	7,503,300
Simmons Bedding Co. Tranche D, term loan 7.3818% 12/19/11 (b)	4,605,046	4,489,920
Spectrum Brands, Inc.:
Tranche B1, term loan 9.4352% 3/30/13 (b)	8,127,034	8,005,128
9.515% 3/30/13 (b)	402,739	396,698
Sports Authority, Inc. Tranche B, term loan 7.4521% 5/3/13 (b)	5,199,556	4,920,080
		53,554,144
Containers - 1.4%
BWAY Corp. Tranche B, term loan 7.1875% 7/17/13 (b)	5,352,632	5,272,342
Crown Holdings, Inc.:
term loan B 7.3075% 11/15/12 (b)	1,980,000	1,940,400
Tranche B, term loan 7.3075% 11/15/12 (b)	11,236,500	11,011,770
Owens-Brockway Glass Container, Inc. Tranche B, term loan 7.3% 6/14/13 (b)	15,341,950	15,035,111
		33,259,623
Diversified Financial Services - 2.7%
AlixPartners LLP Tranche B, term loan 7.36% 10/12/13 (b)	12,935,000	12,579,288
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan 7% 3/15/13 (b)	2,100,518	1,995,492
AX Acquisition Corp. Tranche B1, term loan 8.875% 8/15/14 (b)	7,830,000	7,653,825
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Financial Services - continued
DaimlerChrysler Financial Services Tranche 1LN, term loan 9.36% 8/3/12 (b)	$ 8,750,000	$ 8,728,125
LPL Investment Holdings, Inc. Tranche D, term loan 7.1981% 6/28/13 (b)	9,925,125	9,726,623
Royalty Pharma Finance Trust Tranche B, term loan 6.6288% 4/16/13 (b)	13,545,965	13,410,505
Tempus Public Foundation Generation Holdings LLC:
revolver loan 7.36% 12/15/13 (b)	471,921	457,763
Tranche 1LN, term loan 7.1981% 12/15/13 (b)	7,699,452	7,468,469
7.36% 12/15/13 (b)	1,505,427	1,460,264
		63,480,354
Diversified Media - 0.9%
Advanstar, Inc. Tranche 1LN, term loan 7.4481% 5/31/14 (b)	4,778,025	4,443,563
Advantage Sales & Marketing LLC term loan 7.1495% 3/29/13 (b)	2,242,557	2,147,248
Lamar Media Corp. Tranche F, term loan 6.7813% 3/31/14 (b)	2,990,000	2,945,150
Muzak Holdings LLC term loan 9.11% 4/15/08 (b)	4,937,028	4,887,657
NextMedia Operating, Inc.:
Tranche 1, term loan 7.7733% 11/18/12 (b)	597,412	567,541
Tranche 2, term loan 9.63% 11/18/13 (b)	3,000,000	2,820,000
Quebecor Media, Inc. Tranche B, term loan 7.36% 1/17/13 (b)	2,541,300	2,465,061
R.H. Donnelley Corp.:
Tranche A4, term loan 6.4264% 12/31/09 (b)	256,631	241,233
Tranche D1, term loan 7.0454% 6/30/11 (b)	1,388,182	1,356,948
		21,874,401
Drug Stores - 1.5%
Rite Aid Corp. Tranche ABL, term loan 7.3312% 6/4/14 (b)	36,140,000	35,281,675
Electric Utilities - 6.4%
Bicent Power LLC:
Tranche 2LN, term loan 9.36% 12/31/14 (b)	7,570,000	7,115,800
Tranche B 1LN, term loan 7.36% 6/30/14 (b)	12,830,000	12,541,325
Boston Generating LLC:
Credit-Linked Deposit 7.3231% 12/20/13 (b)	2,415,517	2,367,207
Tranche 1LN, revolver loan 7.485% 12/20/13 (b)	676,345	662,818
Tranche 2LN, term loan 9.61% 6/20/14 (b)	2,270,000	2,247,300
Tranche B 1LN, term loan 7.4481% 12/20/13 (b)	10,836,252	10,619,527
Calpine Corp. Tranche D, term loan 7.4481% 3/29/09 (b)	19,900,000	19,551,750
Floating Rate Loans (c) - continued
	Principal Amount	Value
Electric Utilities - continued
Coleto Creek WLE LP:
LOC 8.01% 6/28/13 (b)	$ 1,762,833	$ 1,657,063
term loan 7.9481% 6/28/13 (b)	11,073,478	10,575,172
Covanta Energy Corp.:
term loan 6.9328% 2/9/14 (b)	8,689,562	8,385,427
6.4981% 2/9/14 (b)	4,288,660	4,138,557
Dynegy Holdings, Inc. 6.6288% 4/2/13 (b)	3,000,000	2,872,500
Energy Investors Funds term loan 7.0979% 4/11/14 (b)	4,150,000	3,901,000
LS Power Acquisition Corp.:
Tranche 1LN, term loan 7.19% 5/1/14 (b)	10,295,250	9,986,393
Tranche 2LN, term loan 8.94% 11/1/14 (b)	2,610,000	2,531,700
MACH Gen LLC:
term loan 7.5% 2/22/14 (b)	2,380,538	2,303,170
7.2% 2/22/13 (b)	241,519	233,669
Mirant North America LLC term loan 6.8788% 1/3/13 (b)	14,498,918	14,281,434
Nebraska Energy, Inc. Tranche 2LN, term loan 9.75% 5/1/14 (b)	6,170,000	5,830,650
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (b)	15,580,676	15,269,063
6.8481% 2/1/13 (b)	6,500,896	6,370,878
NSG Holdings LLC:
term loan 7.21% 6/15/14 (b)	5,012,681	4,787,110
7.21% 6/15/14 (b)	579,592	553,510
Reliant Energy, Inc. 7.835% 6/30/14 (b)	5,240,000	5,043,500
		153,826,523
Energy - 4.3%
Alon USA, Inc. term loan 7.5847% 6/22/13 (b)	2,152,750	2,088,168
Antero Resources Corp. Tranche 2LN, term loan 9.7% 4/12/14 (b)	10,000,000	9,725,000
Coffeyville Resources LLC:
Credit-Linked Deposit 8.26% 12/28/10 (b)	810,811	786,486
Tranche D, term loan 8.6096% 12/28/13 (b)	4,168,269	4,043,221
Compagnie Generale de Geophysique SA term loan 7.1288% 1/12/14 (b)	1,005,334	990,254
Eagle Rock Gas Gathering & Processing Ltd. term loan 8.11% 12/1/10 (b)	2,953,111	2,879,283
El Paso Corp. 7.32% 7/31/11 (b)	6,795,000	6,727,050
Express Energy Services LLC term loan 8.86% 2/23/13 (b)	9,928,061	9,679,860
FleetCor Technologies Operating Co. LLC:
term loan 7.378% 4/30/13 (b)	1,898,792	1,822,840
Floating Rate Loans (c) - continued
	Principal Amount	Value
Energy - continued
FleetCor Technologies Operating Co. LLC: - continued
Tranche DD, term loan 4/30/13 (d)	$ 381,667	$ 366,400
Helix Energy Solutions Group, Inc. term loan 7.6631% 7/1/13 (b)	4,949,701	4,838,332
Hercules Offshore, Inc. term loan 7.11% 7/11/13 (b)	3,770,000	3,694,600
Kinder Morgan, Inc. Tranche B, term loan 6.6396% 5/30/14 (b)	7,737,576	7,573,152
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 8.125% 11/1/13 (b)	12,989,341	12,534,714
Tranche B, Credit-Linked Deposit 7.86% 11/1/13 (b)	1,587,480	1,531,918
NRG Energy, Inc. term loan 6/8/14 (d)	5,000,689	4,900,676
Sandridge Energy, Inc. term loan 8.985% 4/1/14 (b)	10,000,000	9,900,000
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (b)	1,677,696	1,665,113
term loan 7.5413% 10/31/12 (b)	6,850,593	6,799,214
Venoco, Inc. Tranche 2LN, term loan 9.875% 5/7/14 (b)	5,150,000	5,047,000
Western Refining, Inc. term loan 6.8788% 5/30/14 (b)	6,017,143	5,911,843
		103,505,124
Entertainment/Film - 0.7%
AMC Entertainment, Inc. term loan 6.8788% 1/26/13 (b)	1,906,050	1,863,164
National CineMedia LLC term loan 7.46% 2/13/15 (b)	16,210,000	15,521,075
		17,384,239
Environmental - 0.7%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.82% 3/28/14 (b)	2,969,213	2,932,097
term loan 6.7783% 3/28/14 (b)	6,878,288	6,792,309
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 7.4481% 2/5/13 (b)(d)	5,220,000	5,011,200
Casella Waste Systems, Inc. Tranche B, term loan 7.3429% 4/28/10 (b)	1,561,926	1,522,878
		16,258,484
Food and Drug Retail - 0.6%
SUPERVALU, Inc. Tranche B, term loan 7.32% 6/2/12 (b)	15,178,447	15,026,663
Food/Beverage/Tobacco - 2.4%
Advance Food Co.:
Tranche 1LN, term loan 6.9539% 3/16/14 (b)	2,453,228	2,330,566
Tranche DD 1LN, term loan 3/16/14 (d)	704,444	669,222
B&G Foods, Inc. Tranche C, term loan 7.51% 2/26/13 (b)	695,217	688,265
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Bolthouse Farms, Inc. Tranche 1, term loan 7.625% 12/16/12 (b)	$ 4,450,972	$ 4,361,952
Constellation Brands, Inc. Tranche B, term loan 7.1563% 6/5/13 (b)	5,600,000	5,516,000
Culligan International Co. Tranche 1LN, term loan 7.5094% 11/24/12 (b)	8,977,500	8,506,181
Dean Foods Co. Tranche B, term loan 6.7% 4/2/14 (b)	19,900,000	19,402,500
Jetro Holdings, Inc. term loan 8.17% 7/2/14 (b)	9,174,063	8,990,581
Michael Foods, Inc. Tranche B, term loan 7.3609% 11/21/10 (b)	114,906	112,895
Pierre Foods, Inc. Tranche B, term loan 7.78% 6/30/10 (b)	5,955,065	5,597,761
		56,175,923
Gaming - 1.7%
Ameristar Casinos, Inc. term loan 6.9275% 11/10/12 (b)	561,450	554,432
Fantasy Springs Resort Casino term loan 12.75% 8/6/12 (b)	7,190,000	7,118,100
Greenwood Racing, Inc. term loan 7.8% 11/28/11 (b)	2,282,750	2,202,854
Kerzner International Ltd.:
term loan 8.7038% 9/1/13 (b)	14,254,723	13,114,345
Class DD, term loan 8.6857% 9/1/13 (b)	7,254,599	6,674,231
Tropicana Entertainment term loan 7.4481% 7/3/08 (b)	3,400,000	3,315,000
Venetian Macau US Finance, Inc. Tranche B, term loan 7.61% 5/25/13 (b)	5,950,000	5,860,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.665% 8/15/13 (b)	2,820,000	2,798,850
		41,638,562
Healthcare - 9.9%
Advanced Medical Optics, Inc. term loan 7.2037% 4/2/14 (b)	1,134,300	1,071,914
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.7242% 2/7/12 (b)	9,610,081	9,393,854
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (b)	30,958,237	30,339,072
Tranche DD, term loan 7/25/14 (d)	2,041,763	2,000,928
Concentra Operating Corp. Tranche B 1LN, term loan 7.4481% 6/25/14 (b)	4,239,375	4,112,194
CRC Health Group, Inc.:
term loan 7.61% 2/6/13 (b)	1,025,332	997,136
Tranche AO, term loan 7.4481% 2/6/13 (b)	675,779	657,196
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
DaVita, Inc. Tranche B1, term loan 6.8454% 10/5/12 (b)	$ 16,590,432	$ 16,258,623
Fenwal, Inc.:
Tranche 1LN, term loan 7.7913% 2/28/14 (b)	3,770,550	3,586,736
Tranche DD 1LN, term loan 2/28/14 (d)	630,000	599,288
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.805% 3/31/12 (b)	16,232,143	15,988,661
Genoa Healthcare Group LLC Tranche 1, term loan 8.7123% 8/4/12 (b)	1,269,718	1,247,498
Golden Gate National Senior Care LLC:
Tranche 1, term loan 8.2575% 3/14/11 (b)	4,799,464	4,751,470
Tranche 2, term loan 12.8788% 9/14/11 (b)	3,000,000	2,940,000
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 7.9481% 5/3/12 (b)	4,425,000	4,115,250
Tranche B 2LN, term loan 11.86% 5/3/13 (b)	5,000,000	4,450,000
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (b)	46,276,875	45,351,338
Health Management Associates, Inc. Tranche B, term loan 6.9481% 2/28/14 (b)	12,552,763	11,909,433
HealthSouth Corp. term loan 7.86% 3/10/13 (b)	8,429,213	8,176,337
IASIS Healthcare Corp.:
term loan 7.3592% 3/15/14 (b)	2,699,151	2,567,567
Tranche DD, term loan 7.6981% 3/15/14 (b)(d)	926,896	881,709
7.32% 3/15/14 (b)	247,172	235,122
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 7.34% 6/26/14 (b)	8,610,000	8,394,750
Tranche 2LN, term loan 9.4481% 6/26/15 (b)	250,000	248,750
LifePoint Hospitals, Inc. Tranche B, term loan 7.165% 4/15/12 (b)	1,691,005	1,648,730
National Mentor, Inc.:
Credit-Linked Deposit 7.32% 6/29/13 (b)	282,143	265,214
Tranche B, term loan 7.2% 6/29/13 (b)	4,670,679	4,390,438
National Renal Institutes, Inc. term loan 7.5% 3/31/13 (b)	9,827,125	9,384,904
Psychiatric Solutions, Inc. term loan 7.1775% 7/1/12 (b)	5,501,272	5,398,123
Renal Advantage, Inc. Tranche B, term loan 8.1004% 9/30/12 (b)	3,900,290	3,754,029
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 7.8337% 6/15/14 (b)	9,975,000	9,276,750
Tranche 2LN, term loan 11.11% 6/15/15 (b)	8,000,000	7,280,000
Stiefel Laboratories, Inc. term loan 7.61% 12/28/13 (b)	8,060,663	7,879,298
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Sun Healthcare Group, Inc.:
Tranche B, term loan 7.3669% 4/19/14 (b)	$ 2,116,552	$ 2,031,890
Tranche DD, term loan 7.36% 4/19/14 (b)(d)	375,517	360,497
7.2288% 4/19/13 (b)	477,931	458,814
Team Health, Inc. term loan 7.3471% 11/22/12 (b)	4,755,300	4,517,535
U.S. Oncology, Inc. Tranche C, term loan 7.4481% 8/20/11 (b)	543,002	521,282
		237,442,330
Homebuilding/Real Estate - 2.1%
Capital Automotive (REIT) Tranche B, term loan 7.42% 12/16/10 (b)	14,877,382	14,635,625
CB Richard Ellis Group, Inc. Tranche B, term loan 6.9963% 12/20/13 (b)	8,752,273	8,533,466
EOP Operating LP term loan 8.048% 2/28/09 (b)	1,762,566	1,753,753
General Growth Properties, Inc. Tranche A1, term loan 7.07% 2/24/10 (b)	7,810,526	7,576,211
North Las Vegas/Olympia Group Tranche 1, term loan 7.8788% 5/9/11 (b)	852,792	758,985
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (b)	8,645,000	8,083,075
8.32% 10/10/13 (b)	2,333,333	2,181,667
Tishman Speyer Properties term loan 7.55% 12/27/12 (b)	7,780,000	7,468,800
		50,991,582
Insurance - 0.2%
USI Holdings Corp. Tranche B, term loan 7.95% 5/4/14 (b)	5,925,150	5,806,647
Leisure - 1.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.8699% 6/8/12 (b)	2,962,500	2,903,250
AMF Bowling Worldwide, Inc. Tranche B, term loan 8.2114% 6/8/13 (b)	4,877,775	4,731,442
Intrawest Resorts term loan 7.5268% 10/25/07 (b)	13,568,927	13,365,393
London Arena & Waterfront Finance LLC Tranche A, term loan 8.2038% 3/8/12 (b)	3,575,550	3,468,284
Six Flags, Inc. Tranche B, term loan 7.75% 4/30/15 (b)	11,451,300	10,935,992
Southwest Sports Group, Inc. Tranche B, term loan 7.75% 12/22/10 (b)	5,000,000	4,850,000
		40,254,361
Floating Rate Loans (c) - continued
	Principal Amount	Value
Metals/Mining - 0.6%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.11% 10/26/12 (b)	$ 1,149,525	$ 1,132,282
Compass Minerals Tranche B, term loan 6.7898% 12/22/12 (b)	4,102,068	4,061,048
Noranda Aluminium Acquisition Corp. Tranche B, term loan 7.51% 5/18/14 (b)	2,398,425	2,314,480
Oxbow Carbon LLC:
Tranche B, term loan 7.229% 5/8/14 (b)	7,099,358	6,620,152
Tranche DD, term loan 7.1981% 5/8/14 (b)	623,404	581,324
		14,709,286
Paper - 1.0%
Boise Cascade Holdings LLC:
Tranche DD E, term loan 6.7188% 4/30/14 (b)	1,441,859	1,427,440
Tranche E, term loan 6.6862% 4/30/14 (b)	6,405,951	6,309,861
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (b)	11,794,925	11,573,770
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (b)	655,111	642,009
Tranche B, term loan 7.7317% 11/1/11 (b)	974,996	955,496
Tranche C, term loan 7.7384% 11/1/11 (b)	1,686,784	1,653,048
Tranche C1, term loan 7.7811% 11/1/11 (b)	441,133	434,516
		22,996,140
Publishing/Printing - 2.2%
Cenveo Corp.:
term loan 6.9875% 6/21/13 (b)	3,509,151	3,386,331
Tranche DD, term loan 6.9875% 6/21/13 (b)	116,930	112,837
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 7.0547% 3/9/10 (b)	7,663,213	7,548,265
Tranche B1, term loan 7.0812% 3/10/10 (b)	3,223,288	3,174,938
MediMedia USA, Inc. Tranche B, term loan 7.3743% 10/5/13 (b)	1,022,275	981,384
The Reader's Digest Association, Inc. term loan 7.5436% 3/2/14 (b)	6,447,641	6,125,258
Tribune Co. term loan 7.86% 5/17/09 (b)	23,666,667	23,311,667
Yell Group PLC Tranche B1, term loan 7.1288% 2/10/13 (b)	7,120,000	6,977,600
		51,618,280
Floating Rate Loans (c) - continued
	Principal Amount	Value
Railroad - 0.5%
Helm Holding Corp. Tranche 1, term loan 7.4934% 7/8/11 (b)	$ 1,580,437	$ 1,533,023
Kansas City Southern Railway Co. Tranche B, term loan 6.8862% 4/28/13 (b)	11,102,058	10,768,996
		12,302,019
Restaurants - 0.7%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.4688% 7/25/12 (b)	3,580,968	3,518,301
Del Taco Tranche B, term loan 7.45% 3/29/13 (b)	5,866,729	5,397,391
NPC International, Inc. term loan 7.0427% 5/3/13 (b)	2,168,000	2,037,920
OSI Restaurant Partners, Inc.:
term loan 7.4375% 6/14/14 (b)	6,236,100	5,971,066
7.7731% 6/14/13 (b)	508,271	486,669
		17,411,347
Services - 5.6%
Adesa, Inc. term loan 7.45% 10/20/13 (b)	8,977,500	8,640,844
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (b)	5,000,000	4,850,000
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (b)	21,607,077	21,174,935
7.485% 1/26/14 (b)	1,541,744	1,510,909
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.61% 4/19/12 (b)	5,289,455	5,157,219
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.5282% 2/7/14 (b)	2,034,775	1,938,123
Central Parking Corp.:
Tranche 2LN, term loan 9.875% 11/22/14 (b)	1,950,000	1,930,500
Tranche B 1LN, term loan 8% 5/22/14 (b)	1,125,617	1,103,104
7.625% 5/22/14 (b)	331,897	325,259
Coinmach Corp. Tranche B1, term loan 8.0443% 12/19/12 (b)	5,908,987	5,879,442
Coinstar, Inc. term loan 7.36% 7/1/11 (b)	742,057	730,926
Dollar Thrifty Automotive Group, Inc. term loan 7.7525% 6/15/14 (b)	2,064,825	2,002,880
Educate, Inc.:
Tranche 1LN, term loan 7.486% 6/14/13 (b)	1,859,246	1,822,061
Tranche 2LN, term loan 10.45% 6/14/14 (b)	2,700,000	2,646,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.125% 6/1/13 (b)	9,900,000	9,603,000
Florida Career College Holdings, Inc. Tranche B, term loan 8.1597% 6/7/13 (b)	9,975,000	9,975,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
McJunkin Corp. term loan 7.815% 1/31/14 (b)	$ 2,848,475	$ 2,791,506
Rural/Metro Corp.:
Credit-Linked Deposit 7.25% 3/4/11 (b)	2,671,273	2,551,066
term loan 7.6839% 3/4/11 (b)	3,811,108	3,639,608
Sedgwick CMS Holdings, Inc. Tranche B, term loan 7.4481% 1/31/13 (b)	1,264,218	1,207,328
Thomson Learning, Inc. term loan 7.95% 7/5/14 (b)	32,000,000	30,880,000
United Rentals, Inc.:
term loan 7.32% 2/14/11 (b)	1,258,945	1,249,503
Tranche B, Credit-Linked Deposit 7.57% 2/14/11 (b)	575,996	571,676
West Corp. term loan 7.6053% 10/24/13 (b)	11,819,434	11,612,594
		133,793,483
Shipping - 0.3%
Baker Tanks, Inc. Tranche C, term loan 7.7892% 5/8/14 (b)	1,476,300	1,432,011
Laidlaw International, Inc. Tranche B, term loan 7.26% 7/31/13 (b)	6,391,700	6,375,721
		7,807,732
Specialty Retailing - 2.5%
Buhrmann US, Inc. Class D1, term loan 7.6244% 12/23/10 (b)	4,962,500	4,832,234
Burlington Coat Factory Warehouse Corp. term loan 7.76% 5/28/13 (b)	4,848,928	4,642,848
Claire's Stores, Inc. term loan 7.9481% 5/29/14 (b)	14,962,500	14,027,344
GNC Corp. term loan 7.61% 9/16/13 (b)	6,563,550	6,235,373
Harbor Freight Tools USA, Inc. Tranche C, term loan 7.8638% 2/12/13 (b)	1,255,003	1,204,803
Michaels Stores, Inc. term loan 7.6382% 10/31/13 (b)	10,972,362	10,588,329
Sally Holdings LLC Tranche B, term loan 8.006% 11/16/13 (b)	8,137,800	7,893,666
VWR Funding, Inc. term loan 7.6981% 6/29/14 (b)	10,000,000	9,475,000
		58,899,597
Steels - 0.4%
Edgen Murray Corp. term loan 8.13% 5/11/14 (b)	9,476,250	9,002,438
Tube City IMS Corp.:
term loan 7.4481% 1/25/14 (b)	887,432	878,558
7.57% 1/25/14 (b)	108,108	107,027
		9,988,023
Super Retail - 1.1%
FTD, Inc. term loan 7.3575% 7/28/13 (b)	537,833	532,455
J. Crew Group, Inc. term loan 7.1061% 5/15/13 (b)	2,860,526	2,803,316
Floating Rate Loans (c) - continued
	Principal Amount	Value
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 7.5284% 10/26/13 (b)	$ 11,044,500	$ 10,685,554
Toys 'R' US, Inc. term loan 8.665% 12/9/08 (b)	13,000,000	12,870,000
		26,891,325
Technology - 6.8%
Acxiom Corp. term loan 7.5025% 9/15/12 (b)	4,533,333	4,442,667
Affiliated Computer Services, Inc.:
term loan 7.505% 3/20/13 (b)	4,526,887	4,458,984
Tranche B2, term loan 7.6919% 3/20/13 (b)	4,950,000	4,875,750
First Data Corp. Tranche B2, term loan 7.96% 9/24/14 (b)	5,300,000	5,101,250
Freescale Semiconductor, Inc. term loan 7.33% 12/1/13 (b)	11,053,907	10,556,481
Information Resources, Inc. Tranche B, term loan 7.1848% 5/16/14 (b)	5,854,801	5,620,609
Intergraph Corp. Tranche 1LN, term loan 7.4744% 5/29/14 (b)	5,861,667	5,693,144
IPC Systems, Inc. Tranche 2LN, term loan 10.4481% 5/31/15 (b)	4,000,000	3,500,000
Iron Mountain, Inc. term loan 7.0625% 4/16/14 (b)	11,970,000	11,850,300
Itron, Inc. term loan 7.36% 4/18/14 (b)	1,104,450	1,089,264
Kronos, Inc.:
Tranche 1LN, term loan 7.4481% 6/11/14 (b)	14,962,500	14,289,188
Tranche 2LN, term loan 10.9481% 6/11/15 (b)	28,000,000	25,760,000
Open Solutions, Inc. term loan 7.485% 1/23/14 (b)	2,913,471	2,782,365
Riverdeep Interactive Learning USA, Inc. term loan:
7.9481% 12/20/13 (b)	9,087,253	8,996,380
11.9375% 12/21/07 (b)	3,033,805	3,003,467
Serena Software, Inc. term loan 7.3356% 3/10/13 (b)	7,561,250	7,334,413
SS&C Technologies, Inc. term loan 7.1982% 11/23/12 (b)	2,043,456	1,982,153
SunGard Data Systems, Inc. term loan 7.3563% 2/28/14 (b)	33,905,999	33,227,879
Synagro Technologies, Inc. Tranche 1LN, term loan 7.5% 3/30/14 (b)	220,000	213,400
Targus Group International, Inc. Tranche 1B, term loan 8.87% 11/21/12 (b)	4,876,974	4,486,816
TTM Technologies, Inc. term loan 7.5024% 10/27/12 (b)	2,725,000	2,670,500
		161,935,010
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - 6.1%
Alaska Communications Systems Holding term loan:
6.9481% 2/1/12 (b)	$ 7,100,000	$ 6,940,250
6.9481% 2/1/12 (b)	1,000,000	977,500
American Cellular Corp.:
Tranche B, term loan 7.36% 3/15/14 (b)	7,378,926	7,351,255
Tranche DD, term loan 3/15/14 (d)	792,581	782,673
Asurion Corp.:
Tranche 1LN, term loan 8.3595% 7/3/14 (b)	12,000,000	11,670,000
Tranche 2LN, term loan 12.036% 7/3/15 (b)	5,000,000	4,900,000
Consolidated Communications, Inc. Tranche D, term loan 6.9481% 10/14/11 (b)	6,000,000	5,917,500
Crown Castle International Corp. Tranche B, term loan 6.8753% 3/6/14 (b)	5,177,025	5,047,599
Digicel International Finance Ltd. term loan 7.75% 3/30/12 (b)	5,000,000	4,875,000
Hawaiian Telcom Communications, Inc. Tranche C, term loan 7.45% 6/1/14 (b)	10,164,525	9,885,001
Intelsat Bermuda Ltd. term loan 7.8587% 1/12/14 (b)	4,000,000	3,955,000
Intelsat Ltd. Tranche B, term loan 7.36% 7/3/13 (b)	7,940,000	7,860,600
Knology, Inc. term loan 7.61% 4/6/12 (b)	6,473,775	6,214,824
Leap Wireless International, Inc. Tranche B, term loan 7.4481% 6/16/13 (b)	4,641,250	4,571,631
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (b)	21,000,000	20,606,250
MetroPCS Wireless, Inc. Tranche B, term loan 7.5789% 11/3/13 (b)	6,425,000	6,328,625
NTELOS, Inc. Tranche B1, term loan 7.38% 8/24/11 (b)	7,451,034	7,376,523
Nuvox, Inc. Tranche B, term loan 8.9094% 5/31/14 (b)	3,251,850	3,121,776
ON Semiconductor Corp. term loan 6.9481% 9/6/13 (b)	809,413	781,084
Paetec Communications, Inc. Tranche B, term loan 7.6288% 2/28/13 (b)	3,717,571	3,671,102
RCN Corp. term loan 7.5% 4/25/14 (b)	8,977,500	8,663,288
Wind Telecomunicazioni SpA term loan 12.61% 12/12/11 pay-in-kind (b)	8,002,484	7,840,693
Windstream Corp. Tranche B1, term loan 6.86% 7/17/13 (b)	7,361,111	7,324,306
		146,662,480
Textiles & Apparel - 1.1%
Hanesbrands, Inc. Tranche B 1LN, term loan 7.087% 9/5/13 (b)	4,630,357	4,578,266
Iconix Brand Group, Inc. term loan 7.45% 4/30/13 (b)	5,989,900	5,757,791
Floating Rate Loans (c) - continued
	Principal Amount	Value
Textiles & Apparel - continued
Levi Strauss & Co. term loan 7.5681% 4/4/14 (b)	$ 15,000,000	$ 14,100,000
William Carter Co. term loan 6.7975% 6/29/12 (b)	582,088	572,629
		25,008,686
TOTAL FLOATING RATE LOANS (Cost $2,155,337,505)		2,094,991,686
Nonconvertible Bonds - 7.4%

Automotive - 1.4%
Ford Motor Credit Co. LLC 9.81% 4/15/12 (b)	18,700,000	19,167,500
GMAC LLC 6.8075% 5/15/09 (b)	15,000,000	14,400,000
		33,567,500
Broadcasting - 0.2%
Paxson Communications Corp. 8.61% 1/15/12 (a)(b)	5,000,000	4,950,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,795,200
Capital Goods - 0.2%
Esco Corp. 9.5694% 12/15/13 (a)(b)	5,250,000	5,118,750
Diversified Financial Services - 1.0%
Residential Capital Corp.:
7.46% 4/17/09 (b)	5,000,000	4,250,000
8.69% 4/17/09 (a)(b)	7,000,000	4,900,000
Residential Capital LLC 6.2238% 6/9/08 (b)	15,000,000	13,875,000
		23,025,000
Energy - 0.9%
Energy Partners Ltd. 10.48% 4/15/13 (a)(b)	6,190,000	6,081,675
Stone Energy Corp. 6.75% 12/15/14	16,762,000	15,525,803
		21,607,478
Gaming - 0.4%
Chukchansi Economic Development Authority 8.8588% 11/15/12 (a)(b)	8,886,000	8,886,000
Insurance - 0.1%
USI Holdings Corp. 9.4325% 11/15/14 (a)(b)	3,050,000	2,867,000
Metals/Mining - 0.8%
FMG Finance Property Ltd. 9.6213% 9/1/11 (a)(b)	6,000,000	6,240,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc. 8.5463% 4/1/15 (b)	$ 9,420,000	$ 9,773,250
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (a)(b)	3,510,000	3,273,075
		19,286,325
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.0575% 5/15/14 (b)	310,000	298,375
Technology - 1.5%
Avago Technologies Finance Ltd. 11.08% 6/1/13 (b)	5,000,000	5,100,000
Freescale Semiconductor, Inc. 9.5694% 12/15/14 (b)	13,925,000	13,072,790
Nortel Networks Corp. 9.61% 7/15/11 (a)(b)	8,680,000	8,658,300
NXP BV 8.11% 10/15/13 (b)	10,000,000	9,350,000
		36,181,090
Telecommunications - 0.7%
Intelsat Ltd. 11.4091% 6/15/13 (b)	2,000,000	2,080,000
Qwest Corp. 8.9444% 6/15/13 (b)	7,840,000	8,408,400
Rural Cellular Corp. 8.6213% 6/1/13 (a)(b)	6,000,000	6,120,000
		16,608,400
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.7841% 12/15/14 (a)(b)	1,880,000	1,887,050
TOTAL NONCONVERTIBLE BONDS (Cost $183,740,737)		176,078,168
Cash Equivalents - 6.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	$ 14,971,927	$ 14,967,000
5.13%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	151,451,684	151,387,000
TOTAL CASH EQUIVALENTS (Cost $166,354,000)		166,354,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,505,432,242)		2,437,423,854
NET OTHER ASSETS - (1.9)%		(45,285,136)
NET ASSETS - 100%		$ 2,392,138,718
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,981,850 or 2.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $13,533,019 and $13,126,436, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,967,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 3,059,750
Barclays Capital, Inc.	4,795,976
Deutsche Bank Securities, Inc.	7,111,274
$ 14,967,000
$151,387,000 due 10/01/07 at 5.13%
BNP Paribas Securities Corp.	$ 8,940,945
Banc of America Securities LLC	10,464,833
Bank of America, NA	42,431,602
Barclays Capital, Inc.	30,308,288
Bear Stearns & Co., Inc.	15,597,397
Countrywide Securities Corp.	15,154,144
Societe Generale, New York Branch	10,304,818
UBS Securities LLC	18,184,973
$ 151,387,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007

Assets
Investment in securities, at value (including repurchase agreements of $166,354,000) - See accompanying schedule: Unaffiliated issuers (cost $2,505,432,242)		$ 2,437,423,854
Receivable for investments sold		6,217,505
Interest receivable		23,558,436
Total assets		2,467,199,795

Liabilities
Payable to custodian bank	$ 4,970,391
Payable for investments purchased	54,236,295
Distributions payable	15,736,575
Other payables and accrued expenses	117,816
Total liabilities		75,061,077

Net Assets		$ 2,392,138,718
Net Assets consist of:
Paid in capital		$ 2,460,147,106
Net unrealized appreciation (depreciation) on investments		(68,008,388)
Net Assets, for 24,505,217 shares outstanding		$ 2,392,138,718
Net Asset Value, offering price and redemption price per share ($2,392,138,718 ÷ 24,505,217 shares)		$ 97.62

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007

Investment Income
Interest (including $99,315 from affiliated interfund lending)		159,367,259

Expenses
Custodian fees and expenses	12,199
Independent directors' compensation	6,780
Total expenses before reductions	18,979
Expense reductions	(17,639)	1,340
Net investment income		159,365,919
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(471,134)
Change in net unrealized appreciation (depreciation) on investment securities		(67,030,187)
Net gain (loss)		(67,501,321)
Net increase (decrease) in net assets resulting from operations		$ 91,864,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 159,365,919	$ 64,817,580
Net realized gain (loss)	(471,134)	(756,885)
Change in net unrealized appreciation (depreciation)	(67,030,187)	(3,619,545)
Net increase (decrease) in net assets resulting from operations	91,864,598	60,441,150
Distributions to partners from net investment income	(158,811,650)	(63,787,409)
Affiliated share transactions Proceeds from sales of shares	926,219,484	1,083,956,287
Cost of shares redeemed	(12,504,160)	(6,401,395)
Net increase (decrease) in net assets resulting from share transactions	913,715,324	1,077,554,892
Total increase (decrease) in net assets	846,768,272	1,074,208,633

Net Assets
Beginning of period	1,545,370,446	471,161,813
End of period	$ 2,392,138,718	$ 1,545,370,446
Other Information Shares
Sold	9,225,038	10,784,769
Redeemed	(124,000)	(63,705)
Net increase (decrease)	9,101,038	10,721,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 100.32	$ 100.61	$ 100.00
Income from Investment Operations
Net investment income D	7.633	6.947	4.001
Net realized and unrealized gain (loss)	(2.728)	(.538)	.396
Total from investment operations	4.905	6.409	4.397
Distributions to partners from net investment income	(7.605)	(6.699)	(3.787)
Net asset value, end of period	$ 97.62	$ 100.32	$ 100.61
Total Return B,C	5.00%	6.57%	4.47%
Ratios to Average Net Assets G
Expenses before reductions	-% E	.01%	.03% A
Expenses net of fee waivers, if any	-% E	.01%	.03% A
Expenses net of all reductions	-% E	.01%	.03% A
Net investment income	7.66%	6.94%	5.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,392,139	$ 1,545,370	$ 471,162
Portfolio turnover rate	65%	43%	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 15, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity Floating Rate Central Fund (formerly Fidelity Floating Rate Central Investment Portfolio) (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,055,129
Unrealized depreciation	(70,021,340)
Net unrealized appreciation (depreciation)	$ (67,966,211)
Cost for federal income tax purposes	$ 2,505,390,065

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayment of floating rate loans), other than short-term securities, aggregated $2,145,155,042 and $1,245,606,678, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the Independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 11,840,554	5.39%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $6,780. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $10,859.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund, formerly Fidelity Floating Rate Central Investment Portfolio, (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 15, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians, agent banks and brokers; where replies were not received from these financial intermediaries, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the periodDecember 15, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 23, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companiesadvised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investments Portfolio II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of Floating Rate Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of Floating Rate Central Fund. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Eric D. Roiter (58)

Year of Election or Appointment: 2004

Secretary of Floating Rate Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of Floating Rate Central Fund. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Floating Rate Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Floating Rate Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Floating Rate Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Floating Rate Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Floating Rate Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Floating Rate Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Floating Rate Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Floating Rate Central Fund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Floating Rate Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Floating Rate Central Fund

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Directors concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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Annual Report

Fidelity® High Income
Central Fund 1

(formerly Fidelity High Income Central Investment Portfolio 1)

Annual Report

September 30, 2007

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

HP1-ANN-1107 477287.1.0
1.807405.102

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2007	Past 1 year	Life of Fund A
Fidelity ® High Income Central Fund 1	8.70%	7.53%

A From November 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 1 on November 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® High Income Central Fund 1

High-yield bonds offered a solid return for the 12 months that ended September 30, 2007, as the Merrill Lynch® U.S. High Yield Master II Constrained Index gained 7.79%. From the beginning of the period through May 2007, the high-yield market advanced due to solid corporate earnings, stable long-term interest rates, improved company balance sheets, a historically low default rate, and a large number of mergers and acquisitions (M&As) and leveraged buyouts (LBOs). However, June and July brought with them losses due to concerns that companies were taking on too much leverage - or debt - to finance these deals. Demand for high-yield bonds eroded further as a result of the subprime mortgage crisis, particularly demand from collateralized debt obligations (CDOs), which are highly leveraged, closed-end partnerships that purchase debt securities for long-term investment. The ensuing imbalance between supply and demand intensified price declines in the high-yield market. High yield rebounded in August and September, though, as investors were encouraged by the solid underlying corporate business fundamentals of high-yield issuers, a strong equity market, a cut in the benchmark federal funds target rate by the Federal Reserve Board, and the willingness of some underwriters to improve pricing and lower leverage on some deals that they were bringing to market.

For the 12 months ending September 30, 2007, the fund returned 8.70%, beating the Merrill Lynch index. Strong security selection in shipping helped drive the fund's outperformance, as did favorable bond selection in the retail, restaurant and telecommunications groups. Underweighting the weak homebuilding/real estate segment also helped. On the downside, subpar results from our holdings in textiles and apparel, air transportation and automotive held back relative performance. At the individual security level, bonds issued by retail firm Nebraska Book Company contributed to the fund's outperformance, as did Ship Finance International, Friendly Ice Cream, satellite telecommunications provider Intelsat and shipping company OMI Corp. Detractors from relative performance included out-of-benchmark positions in textile and apparel manufacturer Arena Brands and Western Finance within the bank and thrift group. Ambulance company Rural/Metro also detracted, as did securities issued by Delta Airlines. Some securities mentioned here were no longer held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and(2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Actual	$ 1,000.00	$ 1,014.10	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.05	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0044%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Five Holdings as of September 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ship Finance International Ltd.	3.3	2.8
Compass Minerals International, Inc.	2.4	1.5
Xerox Capital Trust I	2.3	1.2
NBC Acquisition Corp.	2.0	0.9
Level 3 Financing, Inc.	2.0	1.7
	12.0
Top Five Market Sectors as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	13.6	8.6
Telecommunications	7.6	8.8
Metals/Mining	7.0	5.8
Healthcare	6.7	7.2
Gaming	6.6	5.6
Quality Diversification (% of fund's net assets)
As of September 30, 2007	As of March 31, 2007
AAA,AA,A 0.0%	AAA,AA,A 1.4%
BBB 0.8%	BBB 0.5%
BB 38.2%	BB 33.7%
B 41.1%	B 47.1%
CCC,CC,C 12.8%	CCC,CC,C 12.4%
Not Rated 0.8%	Not Rated 3.8%
Equities 1.8%	Equities 0.5%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2007 *		As of March 31, 2007 **
	Nonconvertible Bonds 82.9%		Nonconvertible Bonds 89.6%
	Convertible Bonds, Preferred Stocks 1.6%		Convertible Bonds, Preferred Stocks 0.3%
	Common Stocks 0.7%		Common Stocks 0.2%
	Floating Rate Loans 10.1%		Floating Rate Loans 9.2%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 4.5%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	15.1%	** Foreign investments	15.5%

Annual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Corporate Bonds - 83.4%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.1%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 360,000	$ 395,100
Shipping - 0.2%
Horizon Lines, Inc. 4.25% 8/15/12 (c)	615,000	658,665
Technology - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	350,000	314,125
Nortel Networks Corp. 1.75% 4/15/12 (c)	335,000	279,933
		594,058
TOTAL CONVERTIBLE BONDS		1,647,823
Nonconvertible Bonds - 82.9%
Aerospace - 1.0%
Bombardier, Inc.:
7.45% 5/1/34 (c)	1,210,000	1,197,900
8% 11/15/14 (c)	570,000	595,650
L-3 Communications Corp.:
6.375% 10/15/15	300,000	294,000
7.625% 6/15/12	795,000	812,888
		2,900,438
Air Transportation - 3.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,605,000	1,556,850
8.608% 10/1/12	390,000	394,875
Continental Airlines, Inc.:
7.339% 4/19/14	490,000	465,500
7.875% 7/2/18	420,030	412,680
9.558% 9/1/19	720,534	760,164
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	439,522	430,731
7.73% 9/15/12	222,208	217,208
8.312% 10/2/12	132,893	130,235
8.388% 5/1/22	253,388	251,488
9.798% 4/1/21	4,409,189	4,629,648
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	760,000	722,000
		9,971,379
Auto Parts Distribution - 0.1%
ArvinMeritor, Inc. 8.125% 9/15/15	340,000	329,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - 3.0%
Ford Motor Credit Co. LLC:
7% 10/1/13	$ 1,235,000	$ 1,126,938
7.25% 10/25/11	1,575,000	1,475,955
8.11% 1/13/12 (d)	1,870,000	1,762,475
General Motors Acceptance Corp.:
6.75% 12/1/14	905,000	828,075
6.875% 9/15/11	315,000	300,825
General Motors Corp. 8.375% 7/15/33	420,000	369,600
GMAC LLC:
6% 12/15/11	1,190,000	1,088,850
6.625% 5/15/12	2,150,000	1,999,500
		8,952,218
Broadcasting - 0.3%
Nexstar Broadcasting, Inc. 7% 1/15/14	815,000	782,400
Building Materials - 0.1%
General Cable Corp. 7.125% 4/1/17	310,000	306,900
Cable TV - 1.7%
Cablevision Systems Corp. 8% 4/15/12	520,000	503,100
Charter Communications Holdings I LLC:
9.92% 4/1/14	730,000	627,800
10% 5/15/14	230,000	198,375
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	550,000	565,125
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	395,000	375,250
EchoStar Communications Corp.:
6.375% 10/1/11	290,000	287,100
6.625% 10/1/14	840,000	844,200
Kabel Deutschland GmbH 10.625% 7/1/14	225,000	238,500
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (c)	1,580,000	1,548,400
		5,187,850
Capital Goods - 1.6%
Leucadia National Corp.:
7% 8/15/13	65,000	62,400
7.125% 3/15/17	1,560,000	1,485,900
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,235,000	3,154,125
		4,702,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - 2.3%
Chemtura Corp. 6.875% 6/1/16	$ 875,000	$ 830,200
Equistar Chemicals LP 7.55% 2/15/26	705,000	613,350
Lyondell Chemical Co. 8% 9/15/14	1,360,000	1,487,500
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	930,000	916,050
Nalco Co.:
7.75% 11/15/11	655,000	668,100
8.875% 11/15/13	65,000	68,250
Nell AF Sarl 8.375% 8/15/15 (c)	350,000	313,250
Phibro Animal Health Corp.:
10% 8/1/13 (c)	1,120,000	1,136,800
13% 8/1/14 (c)	660,000	673,200
		6,706,700
Consumer Products - 1.0%
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,946,900
Containers - 0.1%
Greif, Inc. 6.75% 2/1/17	150,000	150,000
Diversified Financial Services - 0.4%
Residential Capital Corp.:
6.125% 11/21/08	145,000	129,775
7.375% 6/30/10 (g)	420,000	348,600
7.5% 4/17/13	295,000	238,213
7.875% 6/30/15 (g)	425,000	343,188
Residential Capital LLC 6.2238% 6/9/08 (d)	115,000	106,375
		1,166,151
Diversified Media - 0.3%
Quebecor Media, Inc.:
7.75% 3/15/16	275,000	262,625
7.75% 3/15/16 (c)	680,000	637,500
		900,125
Electric Utilities - 2.8%
AES Gener SA 7.5% 3/25/14	695,000	726,275
Edison Mission Energy 7.2% 5/15/19 (c)	130,000	127,400
Intergen NV 9% 6/30/17 (c)	950,000	999,875
Mirant Americas Generation LLC 9.125% 5/1/31	315,000	315,000
NRG Energy, Inc.:
7.25% 2/1/14	500,000	501,250
7.375% 2/1/16	315,000	316,181
NSG Holdings II, LLC 7.75% 12/15/25 (c)	1,620,000	1,611,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Reliant Energy, Inc.:
7.625% 6/15/14	$ 670,000	$ 673,350
7.875% 6/15/17	650,000	650,000
Tenaska Alabama Partners LP 7% 6/30/21 (c)	704,772	708,296
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,495,000	1,562,275
Utilicorp United, Inc. 9.95% 2/1/11 (d)	36,000	39,060
		8,230,862
Energy - 10.8%
Atlas Pipeline Partners LP 8.125% 12/15/15	2,395,000	2,371,050
Chaparral Energy, Inc.:
8.5% 12/1/15	2,050,000	1,921,875
8.875% 2/1/17 (c)	770,000	723,800
Chesapeake Energy Corp.:
6.5% 8/15/17	1,455,000	1,414,988
6.875% 1/15/16	550,000	554,125
7.5% 6/15/14	1,055,000	1,081,375
7.75% 1/15/15	1,590,000	1,633,725
Compagnie Generale de Geophysique SA 7.75% 5/15/17	60,000	61,800
Complete Production Services, Inc. 8% 12/15/16	670,000	664,975
Energy Partners Ltd.:
9.75% 4/15/14 (c)	1,060,000	1,020,250
10.48% 4/15/13 (c)(d)	1,160,000	1,139,700
Forest Oil Corp.:
7.25% 6/15/19 (c)	1,100,000	1,105,500
7.75% 5/1/14	625,000	637,500
8% 12/15/11	625,000	648,438
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (c)	2,500,000	2,443,750
OPTI Canada, Inc. 8.25% 12/15/14 (c)	510,000	515,763
Pan American Energy LLC 7.75% 2/9/12 (c)	1,630,000	1,589,250
Parker Drilling Co. 9.625% 10/1/13	2,045,000	2,183,038
Petrohawk Energy Corp. 9.125% 7/15/13	675,000	710,438
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	673,200
Plains Exploration & Production Co. 7% 3/15/17	1,790,000	1,678,125
Range Resources Corp. 7.375% 7/15/13	4,235,000	4,319,700
Seitel, Inc. 9.75% 2/15/14	880,000	831,600
Tesoro Corp. 6.5% 6/1/17 (c)	1,260,000	1,253,700
W&T Offshore, Inc. 8.25% 6/15/14 (c)	1,000,000	972,500
		32,150,165
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - 0.4%
Allied Waste North America, Inc. 6.875% 6/1/17	$ 1,060,000	$ 1,061,325
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	241,800
		1,303,125
Food and Drug Retail - 0.1%
Albertsons, Inc. 7.75% 6/15/26	265,000	263,675
Food/Beverage/Tobacco - 0.8%
Dean Foods Co. 6.9% 10/15/17	340,000	317,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	1,162,175
Pierre Foods, Inc. 9.875% 7/15/12	535,000	492,200
Smithfield Foods, Inc. 7.75% 7/1/17	500,000	512,500
		2,484,775
Gaming - 6.3%
Mandalay Resort Group 9.375% 2/15/10	1,095,000	1,147,013
MGM Mirage, Inc.:
6.625% 7/15/15	1,420,000	1,347,225
6.75% 9/1/12	575,000	566,375
6.75% 4/1/13	125,000	122,188
6.875% 4/1/16	1,965,000	1,883,944
7.625% 1/15/17	1,400,000	1,389,500
Mohegan Tribal Gaming Authority 7.125% 8/15/14	840,000	842,100
Park Place Entertainment Corp. 7% 4/15/13	1,185,000	1,224,994
Seminole Hard Rock Entertainment, Inc. 8.1944% 3/15/14 (c)(d)	665,000	650,038
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,210,000	1,222,100
7.25% 5/1/12	945,000	950,906
Snoqualmie Entertainment Authority:
9.0625% 2/1/14 (c)(d)	750,000	731,250
9.125% 2/1/15 (c)	535,000	526,975
Station Casinos, Inc. 6.625% 3/15/18	120,000	100,800
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	1,250,000	875,000
9% 1/15/12	2,920,000	2,854,300
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,115,000	2,120,288
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	130,000	127,725
		18,682,721
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - 6.3%
Community Health Systems, Inc. 8.875% 7/15/15 (c)	$ 960,000	$ 986,400
FMC Finance III SA 6.875% 7/15/17 (c)	1,270,000	1,260,475
HCA, Inc.:
6.5% 2/15/16	880,000	748,000
9.125% 11/15/14 (c)	1,425,000	1,506,938
9.25% 11/15/16 (c)	1,765,000	1,873,106
9.625% 11/15/16 pay-in-kind (c)	155,000	165,656
HealthSouth Corp. 10.75% 6/15/16	735,000	775,425
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,080,000	1,093,500
Omega Healthcare Investors, Inc. 7% 4/1/14	1,700,000	1,695,750
Rural/Metro Corp. 9.875% 3/15/15	540,000	507,600
Service Corp. International 7.5% 4/1/27	1,790,000	1,664,700
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,140,000	1,151,400
United Surgical Partners International, Inc.:
8.875% 5/1/17	690,000	697,763
9.25% 5/1/17 pay-in-kind	880,000	882,200
US Oncology Holdings, Inc. 10.0094% 3/15/12 pay-in-kind (c)(d)	1,425,000	1,275,375
Ventas Realty LP 6.625% 10/15/14	1,310,000	1,306,725
Viant Holdings, Inc. 10.125% 7/15/17 (c)	1,244,000	1,156,920
		18,747,933
Homebuilding/Real Estate - 1.1%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12	2,370,000	2,346,300
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	525,000	414,750
8.875% 4/1/12	150,000	112,500
KB Home 7.75% 2/1/10	505,000	482,275
TOUSA, Inc. 7.5% 3/15/11	90,000	21,600
		3,377,425
Hotels - 1.0%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,815,000	1,873,988
Host Marriott LP 7.125% 11/1/13	1,220,000	1,227,625
		3,101,613
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 0.1%
USI Holdings Corp.:
9.4325% 11/15/14 (c)(d)	$ 145,000	$ 136,300
9.75% 5/15/15 (c)	145,000	131,225
		267,525
Leisure - 2.3%
NCL Corp. Ltd. 10.625% 7/15/14	545,000	547,725
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	2,285,000	2,125,050
Six Flags, Inc.:
9.625% 6/1/14	135,000	112,050
9.75% 4/15/13	470,000	399,500
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,629,000	1,514,970
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	260,000	261,300
10.1063% 5/1/10 (d)	1,700,000	1,738,250
		6,698,845
Metals/Mining - 7.0%
Arch Western Finance LLC 6.75% 7/1/13	2,240,000	2,172,800
Compass Minerals International, Inc.:
0% 12/15/12 (b)	805,000	813,050
0% 6/1/13 (b)	6,345,000	6,329,138
Drummond Co., Inc. 7.375% 2/15/16 (c)	2,040,000	1,876,800
FMG Finance Property Ltd.:
9.6213% 9/1/11 (c)(d)	1,030,000	1,071,200
10% 9/1/13 (c)	665,000	726,513
10.625% 9/1/16 (c)	75,000	88,313
Freeport-McMoRan Copper & Gold, Inc. 8.25% 4/1/15	630,000	678,825
Massey Energy Co. 6.875% 12/15/13	2,200,000	2,040,500
Noranda Aluminium Acquisition Corp. 9.36% 5/15/15 pay-in-kind (c)(d)	490,000	456,925
Peabody Energy Corp.:
7.375% 11/1/16	1,160,000	1,223,800
7.875% 11/1/26	745,000	785,975
PNA Group, Inc. 10.75% 9/1/16	630,000	642,600
PNA Intermediate Holding Corp. 12.5575% 2/15/13 pay-in-kind (c)(d)	620,000	607,600
RathGibson, Inc. 11.25% 2/15/14	1,430,000	1,451,450
		20,965,489
Paper - 0.9%
Catalyst Paper Corp. 8.625% 6/15/11	370,000	283,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp. 7% 1/15/15 (c)	$ 1,440,000	$ 1,396,800
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	985,000	943,138
		2,622,988
Publishing/Printing - 1.2%
Scholastic Corp. 5% 4/15/13	950,000	821,750
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	1,090,000	991,900
TL Acquisitions, Inc.:
0% 7/15/15 (b)(c)	440,000	355,300
10.5% 1/15/15 (c)	680,000	666,400
Valassis Communications, Inc. 8.25% 3/1/15	830,000	715,875
		3,551,225
Restaurants - 0.6%
Carrols Corp. 9% 1/15/13	1,540,000	1,466,850
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	450,000	451,688
		1,918,538
Services - 3.5%
ARAMARK Corp. 8.5% 2/1/15	760,000	773,300
Ashtead Capital, Inc. 9% 8/15/16 (c)	900,000	886,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	1,915,000	1,857,550
FTI Consulting, Inc. 7.625% 6/15/13	1,585,000	1,553,300
Iron Mountain, Inc.:
6.625% 1/1/16	135,000	125,550
7.75% 1/15/15	195,000	193,050
8.625% 4/1/13	1,885,000	1,908,563
Penhall International Corp. 12% 8/1/14 (c)	245,000	248,675
Rental Service Corp. 9.5% 12/1/14	730,000	702,625
Rural/Metro Corp. 0% 3/15/16 (b)	2,860,000	2,087,800
		10,336,913
Shipping - 5.8%
Britannia Bulk PLC 11% 12/1/11	335,000	340,025
Navios Maritime Holdings, Inc. 9.5% 12/15/14	2,090,000	2,168,375
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,725,276
Teekay Corp. 8.875% 7/15/11	4,970,000	5,143,950
		17,377,626
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 0.4%
Michaels Stores, Inc. 10% 11/1/14	$ 170,000	$ 174,250
VWR Funding, Inc. 10.25% 7/15/15 (c)	1,020,000	989,400
		1,163,650
Steels - 0.4%
Steel Dynamics, Inc. 6.75% 4/1/15 (c)	1,080,000	1,044,900
Super Retail - 2.8%
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	5,931,000
Nebraska Book Co., Inc. 8.625% 3/15/12	1,740,000	1,735,650
Toys 'R' US, Inc. 7.625% 8/1/11	865,000	797,963
		8,464,613
Technology - 5.6%
Advanced Micro Devices, Inc. 7.75% 11/1/12	255,000	233,963
Celestica, Inc. 7.875% 7/1/11	880,000	840,400
Flextronics International Ltd. 6.25% 11/15/14	340,000	318,750
Freescale Semiconductor, Inc.:
8.875% 12/15/14	760,000	734,388
9.5694% 12/15/14 (d)	1,270,000	1,192,276
10.125% 12/15/16	860,000	799,800
FTI Consulting, Inc. 7.75% 10/1/16	1,165,000	1,205,775
Hynix Semiconductor, Inc. 7.875% 6/27/17 (c)	650,000	627,250
Lucent Technologies, Inc.:
6.45% 3/15/29	1,090,000	904,700
6.5% 1/15/28	2,150,000	1,784,500
NXP BV:
8.11% 10/15/13 (d)	690,000	645,150
9.5% 10/15/15	250,000	233,750
Seagate Technology HDD Holdings 6.8% 10/1/16	300,000	290,250
Xerox Capital Trust I 8% 2/1/27	7,005,000	6,969,975
		16,780,927
Telecommunications - 6.9%
Cincinnati Bell, Inc. 8.375% 1/15/14	475,000	471,438
Digicel Group Ltd. 8.875% 1/15/15 (c)	1,000,000	935,000
Intelsat Ltd.:
6.5% 11/1/13	195,000	148,200
7.625% 4/15/12	390,000	337,350
11.25% 6/15/16	3,425,000	3,673,313
Level 3 Financing, Inc.:
8.75% 2/15/17	1,570,000	1,515,050
9.25% 11/1/14	4,420,000	4,364,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
MetroPCS Wireless, Inc. 9.25% 11/1/14 (c)	$ 770,000	$ 783,475
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,303,000	1,333,946
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)	1,260,000	1,197,000
Qwest Corp.:
7.625% 6/15/15	485,000	509,250
8.9444% 6/15/13 (d)	1,760,000	1,887,600
Rural Cellular Corp. 8.6213% 6/1/13 (c)(d)	670,000	683,400
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	320,000	333,200
U.S. West Communications:
6.875% 9/15/33	520,000	486,200
7.5% 6/15/23	1,345,000	1,331,550
Windstream Corp. 8.625% 8/1/16	500,000	535,000
		20,525,722
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 8.7841% 12/15/14 (c)(d)	880,000	883,300
Levi Strauss & Co. 9.75% 1/15/15	540,000	567,675
		1,450,975
TOTAL NONCONVERTIBLE BONDS		246,515,516
TOTAL CORPORATE BONDS (Cost $249,944,499)		248,163,339
Commercial Mortgage Securities - 0.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.7823% 8/1/24 (c)(d) (Cost $629,563)	692,599	639,962
Common Stocks - 0.7%
	Shares
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	73,893	1,326,379
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(e)	144,445	866,670
TOTAL COMMON STOCKS (Cost $7,571,010)		2,193,049
Preferred Stocks - 1.1%
	Shares	Value
Convertible Preferred Stocks - 0.4%
Electric Utilities - 0.1%
AES Trust III 6.75%	6,600	$ 317,790
Energy - 0.3%
El Paso Corp. 4.99%	636	904,230
TOTAL CONVERTIBLE PREFERRED STOCKS		1,222,020
Nonconvertible Preferred Stocks - 0.7%
Telecommunications - 0.7%
Rural Cellular Corp. 12.25% pay-in-kind	1,665	2,081,250
TOTAL PREFERRED STOCKS (Cost $3,092,284)		3,303,270
Floating Rate Loans (h) - 10.1%
	Principal Amount
Air Transportation - 1.1%
United Air Lines, Inc. Tranche B, term loan 7.125% 2/1/14 (d)	$ 3,363,100	3,194,945
Auto Parts Distribution - 0.2%
Federal-Mogul Corp. term loan 6.89% 12/31/07 (d)	680,000	674,900
Automotive - 1.0%
Ford Motor Co. term loan 8.7% 12/15/13 (d)	2,936,813	2,841,366
Broadcasting - 0.6%
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (d)	1,785,235	1,687,047
Tranche DD 1LN, term loan 9/29/14 (f)	114,765	108,453
		1,795,500
Cable TV - 1.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.13% 3/6/14 (d)	2,320,000	2,244,600
CSC Holdings, Inc. Tranche B, term loan 7.5688% 3/31/13 (d)	2,972,176	2,927,593
		5,172,193
Electric Utilities - 0.4%
NRG Energy, Inc.:
term loan 6.9481% 2/1/13 (d)	830,588	813,976
6.8481% 2/1/13 (d)	346,555	339,624
		1,153,600
Floating Rate Loans (h) - continued
	Principal Amount	Value
Energy - 2.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 8.0981% 3/30/12 (d)	$ 292,376	$ 285,066
term loan 8.1981% 3/30/14 (d)	2,203,789	2,148,694
Kinder Morgan, Inc. Tranche B, term loan 6.6396% 5/30/14 (d)	1,963,410	1,921,687
NRG Energy, Inc. term loan 6/8/14 (f)	126,581	124,049
Petroleum Geo-Services ASA term loan 6.95% 6/29/15 (d)	695,300	679,656
Sandridge Energy, Inc. term loan:
8.625% 4/1/15 (d)	1,590,000	1,582,050
8.985% 4/1/14 (d)	300,000	297,000
		7,038,202
Entertainment/Film - 0.3%
Zuffa LLC term loan 7.5625% 6/19/15 (d)	1,027,425	947,800
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.78% 6/30/10 (d)	373,420	351,015
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 2.75% 8/6/12 (d)	730,000	722,700
Healthcare - 0.4%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (d)	1,191,423	1,167,595
Tranche DD, term loan 7/25/14 (f)	78,577	77,005
		1,244,600
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (d)	1,313,802	1,289,169
Services - 0.4%
Penhall International Corp. term loan 12.8238% 4/1/12 (d)	999,602	979,610
RSC Equipment Rental Tranche 2LN, term loan 8.86% 11/30/13 (d)	140,000	135,800
		1,115,410
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.4481% 6/11/14 (d)	748,125	714,459
Tranche 2LN, term loan 10.9481% 6/11/15 (d)	730,000	671,600
		1,386,059
Floating Rate Loans (h) - continued
	Principal Amount	Value
Textiles & Apparel - 0.3%
Levi Strauss & Co. term loan 7.5681% 4/4/14 (d)	$ 1,040,000	$ 977,600
TOTAL FLOATING RATE LOANS (Cost $30,838,220)		29,905,059
Cash Equivalents - 4.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.13%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $12,057,000)	$ 12,062,152	12,057,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $304,132,576)		296,261,679
NET OTHER ASSETS - 0.4%		1,158,743
NET ASSETS - 100%		$ 297,420,422
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,934,237 or 17.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $866,670 or 0.3% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $319,923 and $309,507, respectively. The coupon rate will be determined at time of settlement.

(g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$12,057,000 due 10/01/07 at 5.13%
BNP Paribas Securities Corp.	$ 712,089
Banc of America Securities LLC	833,457
Bank of America, NA	3,379,404
Barclays Capital, Inc.	2,413,860
Bear Stearns & Co., Inc.	1,242,232
Countrywide Securities Corp.	1,206,930
Societe Generale, New York Branch	820,712
UBS Securities LLC	1,448,316
$ 12,057,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.9%
Bermuda	5.2%
Marshall Islands	2.4%
Canada	2.1%
Luxembourg	1.3%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2007
Assets
Investment in securities, at value (including repurchase agreements of $12,057,000) - See accompanying schedule: Unaffiliated issuers (cost $304,132,576)		$ 296,261,679
Receivable for investments sold		2,516,923
Dividends receivable		7,934
Interest receivable		5,228,600
Total assets		304,015,136

Liabilities
Payable to custodian bank	$ 165,112
Payable for investments purchased	4,433,320
Distributions payable	1,990,563
Other payables and accrued expenses	5,719
Total liabilities		6,594,714

Net Assets		$ 297,420,422
Net Assets consist of:
Paid in capital		$ 305,291,319
Net unrealized appreciation (depreciation) on investments		(7,870,897)
Net Assets, for 3,019,577 shares outstanding		$ 297,420,422
Net Asset Value, offering price and redemption price per share ($297,420,422 ÷ 3,019,577 shares)		$ 98.50

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2007
Investment Income
Dividends		$ 226,991
Interest (including $26,097 from affiliated interfund lending)		39,223,788
Total income		39,450,779

Expenses
Custodian fees and expenses	12,112
Independent directors' compensation	1,694
Interest	1,972
Total expenses before reductions	15,778
Expense reductions	(10,687)	5,091
Net investment income		39,445,688
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		16,883,844
Change in net unrealized appreciation (depreciation) on investment securities		(7,411,023)
Net gain (loss)		9,472,821
Net increase (decrease) in net assets resulting from operations		$ 48,918,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2007	Year ended September 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 39,445,688	$ 72,200,220
Net realized gain (loss)	16,883,844	13,027,520
Change in net unrealized appreciation (depreciation)	(7,411,023)	(9,973,872)
Net increase (decrease) in net assets resulting from operations	48,918,509	75,253,868
Distributions to partners from net investment income	(38,255,766)	(70,239,735)
Affiliated share transactions Proceeds from sales of shares	68,944,003	101,842,077
Cost of shares redeemed	(370,349,079)	(566,791,910)
Net increase (decrease) in net assets resulting from share transactions	(301,405,076)	(464,949,833)
Total increase (decrease) in net assets	(290,742,333)	(459,935,700)

Net Assets
Beginning of period	588,162,755	1,048,098,455
End of period	$ 297,420,422	$ 588,162,755
Other Information Shares
Sold	683,918	1,052,969
Redeemed	(3,650,698)	(5,838,119)
Net increase (decrease)	(2,966,780)	(4,785,150)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 98.25	$ 97.30	$ 100.00
Income from Investment Operations
Net investment income D	8.377	7.858	6.548
Net realized and unrealized gain (loss)	(.027) F	.757	(2.855)
Total from investment operations	8.350	8.615	3.693
Distributions to partners from net investment income	(8.100)	(7.665)	(6.393)
Net asset value, end of period	$ 98.50	$ 98.25	$ 97.30
Total Return B,C	8.70%	9.23%	3.83%
Ratios to Average Net Assets H
Expenses before reductions	-% E	.01%	.01% A
Expenses net of fee waivers, if any	-% E	.01%	.01% A
Expenses net of all reductions	-% E	.01%	.01% A
Net investment income	8.36%	8.07%	7.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 297,420	$ 588,163	$ 1,048,098
Portfolio turnover rate	62%	57%	113% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period November 12, 2004 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2007

1. Organization.

Fidelity High Income Central Fund 1 (formerly Fidelity High Income Central Investment Portfolio 1) (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,322,282
Unrealized depreciation	(11,932,396)
Net unrealized appreciation (depreciation)	$ (7,610,114)
Cost for federal income tax purposes	$ 303,871,793

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has concluded that the adoption of FIN 48 will not result in a

Annual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

material impact on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Annual Report

Notes to Financial Statements - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $281,226,980 and $588,918,226, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the Independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,541,500	5.43%	$ 1,972
Lender	$ 7,269,375	5.39%	-

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,694. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,993.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Annual Report

7. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 1, formerly Fidelity High Income Central Investment Portfolio 1, (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period November 12, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodians, agent banks, and brokers; where replies were not received from the financial intermediaries, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income CentralFund 1 as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period November 12, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 23, 2007

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 370 funds advised by FMR or an affiliate. Mr. Curvey oversees 340 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investments Portfolio II LLC or various entities under common control with FMR. FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2004

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello and Mr. Wiley may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (63)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd., (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc., (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Central Investment Portfolios LLC. Mr. Wiley also serves as Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-present) and a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present), and an Advisory Director of Riverstone Holdings (private investment firm). Previously, Mr. Wiley served as Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of High Income Central Fund 1. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Robert A. Lawrence (54)

Year of Election or Appointment: 2006

Vice President of High Income Central Fund 1. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

Eric D. Roiter (58)

Year of Election or Appointment: 2004

Secretary of High Income Central Fund 1. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Scott C. Goebel (39)

Year of Election or Appointment: 2007

Assistant Secretary of High Income Central Fund 1. Mr. Goebel also serves as Assistant Secretary of other Fidelity funds (2007-present), and is an employee of FMR.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of High Income Central Fund 1. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of High Income Central Fund 1. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of High Income Central Fund 1. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income Central Fund 1. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of High Income Central Fund 1. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income Central Fund 1. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of High Income Central Fund 1. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of High Income Central Fund 1. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of High Income Central Fund 1. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

High Income Central Fund 1

Each year, typically in June, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Directors concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

As of the end of the period, September 30, 2007, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Floating Rate Central Fund, Fidelity Health Care Central Fund, Fidelity High Income Central Fund 1, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A,B
Fidelity Consumer Discretionary Central Fund	$39,000	$34,000
Fidelity Consumer Staples Central Fund	$39,000	$33,000
Fidelity Energy Central Fund	$39,000	$34,000
Fidelity Financials Central Fund	$40,000	$34,000
Fidelity Floating Rate Central Fund	$131,000	$100,000
Fidelity Health Care Central Fund	$40,000	$34,000
Fidelity High Income Central Fund 1	$49,000	$77,000
Fidelity Industrials Central Fund	$41,000	$34,000
Fidelity Information Technology Central Fund	$40,000	$34,000
Fidelity Materials Central Fund	$39,000	$33,000
Fidelity Telecom Services Central Fund	$39,000	$33,000
Fidelity Utilities Central Fund	$39,000	$33,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$7,300,000	$6,400,000
A	Aggregate amounts may reflect rounding.
B

Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund commenced operations on July 21, 2006.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A,B
Fidelity Consumer Discretionary Central Fund	$0	$0
Fidelity Consumer Staples Central Fund	$0	$0
Fidelity Energy Central Fund	$0	$0
Fidelity Financials Central Fund	$0	$0
Fidelity Floating Rate Central Fund	$0	$0
Fidelity Health Care Central Fund	$0	$0
Fidelity High Income Central Fund 1	$0	$0
Fidelity Industrials Central Fund	$0	$0
Fidelity Information Technology Central Fund	$0	$0
Fidelity Materials Central Fund	$0	$0
Fidelity Telecom Services Central Fund	$0	$0
Fidelity Utilities Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund commenced operations on July 21, 2006.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A,B
Fidelity Consumer Discretionary Central Fund	$5,200	$7,800
Fidelity Consumer Staples Central Fund	$5,200	$7,800
Fidelity Energy Central Fund	$5,200	$7,800
Fidelity Financials Central Fund	$5,200	$7,800
Fidelity Floating Rate Central Fund	$5,200	$6,800
Fidelity Health Care Central Fund	$5,200	$7,800
Fidelity High Income Central Fund 1	$5,200	$8,100
Fidelity Industrials Central Fund	$5,200	$8,900
Fidelity Information Technology Central Fund	$5,200	$7,800
Fidelity Materials Central Fund	$5,200	$7,800
Fidelity Telecom Services Central Fund	$5,200	$7,800
Fidelity Utilities Central Fund	$5,200	$7,800
A	Aggregate amounts may reflect rounding.
B

Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund commenced operations on July 21, 2006.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A,B
Fidelity Consumer Discretionary Central Fund	$0	$0
Fidelity Consumer Staples Central Fund	$0	$0
Fidelity Energy Central Fund	$0	$0
Fidelity Financials Central Fund	$0	$0
Fidelity Floating Rate Central Fund	$0	$0
Fidelity Health Care Central Fund	$0	$0
Fidelity High Income Central Fund 1	$0	$0
Fidelity Industrials Central Fund	$0	$0
Fidelity Information Technology Central Fund	$0	$0
Fidelity Materials Central Fund	$0	$0
Fidelity Telecom Services Central Fund	$0	$0
Fidelity Utilities Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund commenced operations on July 21, 2006.

In each of the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
Deloitte Entities	$180,000	$255,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2007 and September 30, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2007 and September 30, 2006, the aggregate fees billed by Deloitte Entities of $650,000A and $880,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$245,000	$350,000
Non-Covered Services	$405,000	$530,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 5, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 5, 2007